UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
California Money Fund
FedFund
MuniCash
New York
Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2023

Date of reporting period: 10/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

October 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
TempCash
TempFund
T-Fund
Treasury Trust Fund
MuniCash
California Money Fund
New York Money Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S.
stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
1.39% 10.14%
U.S. small cap equities
(Russell 2000
®
Index)
(5.29) (8.56)
International equities (MSCI
Europe, Australasia, Far
East Index)
(7.88) 14.40
Emerging market equities
(MSCI Emerging Markets
Index)
(4.78) 10.80
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.63 4.77
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(9.70) (3.25)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.13) 0.36
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.65) 2.64
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
0.02 6.23
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Money Market Overview
For the 12-Month Period Ended October 31, 2023
2023
BlackRock Annual Report to Shareholders

During the twelve-month period ending October 31, 2023, the U.S. unemployment rate rose from 3.7% to 3.9% as the impacts from the Federal Reserve’s rate hikes begin to take hold in the economy. At the September 20, 2023, meeting, the Federal Open Market Committee (the “FOMC”) left the federal funds target rate unchanged, maintaining the current range of 5.25% to 5.50%. The vote was unanimous. The FOMC has held the federal funds target range steady at two of its last three meetings. We believe the federal funds target rate is now within a range that is generally considered "restrictive" to economic growth.
In a statement released in conjunction with the meeting, the Committee again noted it “remains highly attentive to inflation risks” and acknowledged that “tighter credit conditions for households and businesses are likely to weigh on economic activity, hiring and inflation.” The median federal funds rate forecast for 2023 contained in the
Summary of Economic Projections (“SEP”) released in conjunction with the FOMC meeting was unchanged from the projection of 5.60% at the June 14, 2023, meeting.
Following the U.S. debt ceiling resolution in June 2023, there has been an estimated $1.5 trillion of new treasury issuance. This has led to a meaningful reduction in daily utilization of the Fed’s Reverse Repurchase Program (“RRP”) facility, averaging nearly $2.0 trillion in 2022 but only $1.66 trillion since June 2023. On October 31st, the RRP facility ended the month near recent lows, with a balance of $1.14 trillion.
As of October 31st, Treasury bill (“T-bill”) tenors between one-month and one-year traded between 5.54% and 5.64%. For reference, T-bills of the same tenors traded between 3.73% and 4.66% at the start of the reporting period. Rates trended higher throughout much of the period due to hawkish rhetoric delivered by the FOMC.
The Secured Overnight Financing Rate (“SOFR”) – a broad-based proxy for overnight repo collateralized by Treasuries – has been printing in line with or just below the RRP rate. As of October 31st, SOFR stood at 5.35% – the highest during the period. The U.S. Commercial Paper Placed Top 90 Day Yield which started the period at 4.43%
increased to 5.64% on October 31, 2023. The index averaged 5.14% over the 12-months ending October 31.
Industry-wide, institutional money market mutual funds (“MMFs”) have seen historic levels of inflows throughout the period, averaging ~$5.1 billion in assets daily. Since the beginning of 2023, government funds have seen over $608 billion in inflows, while Prime funds have experienced nearly $239 billion in inflows.
Turning to short-term municipal bonds, the short-term municipal market began the twelve-month period with industry assets at $110 billion. As the period unfolded and the FOMC continued with their agenda of combating elevated inflation by implementing rate hikes, rising yields translated into investors increasing their cash allocation as industry assets rose. In all, tax-exempt money market industry assets increased by 9% to end the period at $120 billion.
A combination of hikes in the federal funds target range by the Fed and swings in variable rate demand note (“VRDN”) inventory levels resulted in the Securities Industry and
Financial Markets Association (“SIFMA”) Index, which represents the average yield on 7-day municipal floating-rate debt, exhibiting elevated volatility throughout the period.
Ultimately, the Fed ended the period with its target range for the federal funds in the range of 5.25% - 5.50% while continuing to assess financial conditions. While the SIFMA
Index fluctuated in a large range from 1.66% to 4.47% over the year, it averaged 3.15% and closed the period at 4.09%.
With municipal state and local governments continuing to benefit from the 2021 American Rescue Plan fiscal stimulus monies, low supply remained a dominant theme in the short-term municipal market once again. New VRDN issuance remained light throughout the period, translating into a very tight supply-demand dynamic as industry assets ended the period exceeding outstanding VRDN issuance by approximately $20 billion. Highlighted by seasonal trends, VRDN inventory on dealer balance sheets was elevated at times throughout the year despite reprieves early in each month due to reinvestment cash from 1st of the month coupon payments. Dealer VRDN inventory ended the period at $3.1 billion, while averaging $4.8 billion for the 12-month period.
In addition, one-year municipal operating note supply remained subdued in the post-pandemic years as many large municipal note issuers did not have a need to borrow to finance operations. Looking ahead, while the credit cycle has likely peaked, high reserves will cushion possible softer state and local revenue collections in fiscal year 2024.
The 1-year Municipal Market Data (“MMD”) yield which represents 1-year municipal bonds and the 1-year MIG1 yield, which represents municipal notes, ended the period at 3.76% and 4.00%, respectively, up from the beginning of the period levels of 3.12% and 3.33%. With the SIFMA Index at 4.09% and one-year municipal notes pricing at
4.00%, the spread between the 7-day SIFMA Index and 1-year MIG1 note scale ended the year inverted by 9 basis points, representing a negatively sloped municipal money market yield curve.
As the labor market remains healthy and inflation above the Fed’s target level, the Fed continues to assess whether an appropriate restrictive level has been attained allowing a pause in additional rate hikes to occur. Amongst the Fed's public commentary that keeps the door to additional firming ajar, our strategy remains defensive and guarded.
We continue to position with high levels of liquidity by maintaining an overweight to VRDNs and weekly liquidity. We remain extremely selective with municipal note and bond purchases and continue to selectively execute commercial paper trades in the 30 to 90-day range for a laddered maturity schedule, keeping fund average weighted maturities around the 15-day range. Fund managers continue to monitor economic data, especially on inflation and employment as the Fed assesses the lagged effects on the economy.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of October 31, 2023

Fund Information
BlackRock Liquid Federal Trust Fund
BlackRock Liquid Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
FedFund
FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
TempCash
TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.26% 5.26%
Administration ............................ 5.16 5.16
Bancroft Capital ........................... 5.27 5.27
Cabrera Capital Markets ..................... 5.27 5.27
Cash Management ......................... 4.76 4.76
Dollar .................................. 5.01 5.01
Great Pacific ............................. 5.27 5.27
Mischler Financial Group ..................... 5.26 5.26
Penserra ............................... 5.26 5.26
Stern Brothers ............................ 5.26 5.26
Tigress ................................. 5.26 5.26
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 58.9%
U.S. Government Sponsored Agency Obligations .............. 38.0
Other Assets Less Liabilities ............................ 3.1
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.24% 5.24%
Administration ............................ 5.14 5.14
Capital ................................. 5.23 5.23
Cash Management ......................... 4.74 4.74
Cash Reserve ............................ 4.84 4.84
Dollar .................................. 4.99 4.99
Mischler Financial Group ..................... 5.24 5.24
Premier ................................ 5.24 5.24
Private Client ............................ 4.73 4.73
Select ................................. 4.41 4.41
Stern Brothers ............................ 5.25 5.25
Tigress ................................. 5.24 5.24
WestCap ............................... 5.24 5.24
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 67.8%
U.S. Treasury Obligations .............................. 21.6
U.S. Government Sponsored Agency Obligations .............. 7.4
Other Assets Less Liabilities ............................ 3.2
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.40% 5.39%
Dollar .................................. 5.16 5.16
Great Pacific ............................. 5.40 5.39
Premier ................................ 5.39 5.39
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 25.7%
Certificates of Deposit ................................. 23.4
Repurchase Agreements ............................... 23.3
Time Deposits ...................................... 20.1
Municipal Bonds .................................... 0.7
Corporate Bonds .................................... 0.6
U.S. Government Sponsored Agency Obligations .............. 0.5
U.S. Treasury Obligations .............................. 0.5
Other Assets Less Liabilities ............................ 5.2

Fund Information
as of October 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

TempFund
TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
T-Fund
T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund
Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.39% 5.39%
Administration ............................ 5.29 5.29
Cabrera Capital Markets ..................... 5.39 5.39
Capital ................................. 5.34 5.34
Cash Management ......................... 4.89 4.89
Cash Reserve ............................ 5.01 5.01
Dollar .................................. 5.14 5.14
Private Client ............................ 4.89 4.89
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 24.0%
Certificates of Deposit ................................. 23.8
Time Deposits ...................................... 21.4
Commercial Paper ................................... 20.8
Municipal Bonds .................................... 2.3
Corporate Bonds .................................... 0.7
U.S. Government Sponsored Agency Obligations .............. 0.5
U.S. Treasury Obligations .............................. 0.5
Other Assets Less Liabilities ............................ 6.0
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.24% 5.24%
Administration ............................ 5.14 5.14
Capital ................................. 5.19 5.19
Cash Management ......................... 4.74 4.74
Cash Reserve ............................ 4.84 4.84
Dollar .................................. 4.99 4.99
Premier ................................ 5.24 5.24
Select ................................. 4.41 4.41
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 71.4%
U.S. Treasury Obligations .............................. 25.2
Other Assets Less Liabilities ............................ 3.4
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.28% 5.28%
Administration ............................ 5.18 5.18
Capital ................................. 5.23 5.23
Cash Management ......................... 4.78 4.78
Cash Reserve ............................ 4.88 4.88
Dollar .................................. 5.03 5.03
Select ................................. 4.45 4.45
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 96.1%
Other Assets Less Liabilities ............................ 3.9

Fund Information
as of October 31, 2023 (continued)

Fund Information
MuniCash
MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund
California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund
New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 3.82% 3.82%
Dollar .................................. 3.57 3.57
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
— % — %
Asset Type
Percent of
Net Assets
— —
Variable Rate Demand Notes ............................ 91.8%
Municipal Bonds .................................... 6.5
Closed-End Investment Companies ....................... 0.9
Other Assets Less Liabilities ............................ 0.8
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 2.92% 2.92%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
— % — %
Asset Type
Percent of
Net Assets
— —
Variable Rate Demand Notes ............................ 80.9%
Municipal Bonds .................................... 15.3
Closed-End Investment Companies ....................... 1.9
Other Assets Less Liabilities ............................ 1.9
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 3.83% 3.83%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
— % — %
Asset Type
Percent of
Net Assets
— —
Variable Rate Demand Notes ............................ 99.2%
Closed-End Investment Companies ....................... 0.6
Other Assets Less Liabilities ............................ 0.2

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Examples
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
BlackRock Liquid Federal Trust Fund
Institutional ............................... $ 1,000.00 $ 1,025.80 $ 0.87 $ 1,000.00 $ 1,024.35 $ 0.87 0.17%
Administration ............................. 1,000.00 1,025.30 1.38 1,000.00 1,023.84 1.38 0.27
Bancroft Capital ............................ 1,000.00 1,025.80 0.82 1,000.00 1,024.40 0.82 0.16
Cabrera Capital Markets ...................... 1,000.00 1,025.80 0.82 1,000.00 1,024.40 0.82 0.16
Cash Management .......................... 1,000.00 1,023.20 3.42 1,000.00 1,021.83 3.41 0.67
Dollar ................................... 1,000.00 1,024.50 2.14 1,000.00 1,023.09 2.14 0.42
Great Pacific .............................. 1,000.00 1,025.80 0.82 1,000.00 1,024.40 0.82 0.16
Mischler Financial Group ...................... 1,000.00 1,025.80 0.87 1,000.00 1,024.35 0.87 0.17
Penserra ................................ 1,000.00 1,025.80 0.87 1,000.00 1,024.35 0.87 0.17
Stern Brothers ............................. 1,000.00 1,025.80 0.92 1,000.00 1,024.30 0.92 0.18
Tigress .................................. 1,000.00 1,025.80 0.87 1,000.00 1,024.35 0.87 0.17
FedFund
Institutional ............................... $ 1,000.00 $ 1,026.00 $ 0.87 $ 1,000.00 $ 1,024.35 $ 0.87 0.17%
Administration ............................. 1,000.00 1,025.50 1.38 1,000.00 1,023.84 1.38 0.27
Capital .................................. 1,000.00 1,025.80 1.07 1,000.00 1,024.15 1.07 0.21
Cash Management .......................... 1,000.00 1,023.40 3.42 1,000.00 1,021.83 3.41 0.67
Cash Reserve ............................. 1,000.00 1,024.00 2.91 1,000.00 1,022.33 2.91 0.57
Dollar ................................... 1,000.00 1,024.70 2.14 1,000.00 1,023.09 2.14 0.42
Mischler Financial Group ...................... 1,000.00 1,026.00 0.87 1,000.00 1,024.35 0.87 0.17
Premier ................................. 1,000.00 1,026.00 0.87 1,000.00 1,024.35 0.87 0.17
Private Client ............................. 1,000.00 1,023.40 3.47 1,000.00 1,021.78 3.47 0.68
Select .................................. 1,000.00 1,021.70 5.10 1,000.00 1,020.16 5.09 1.00
Stern Brothers ............................. 1,000.00 1,026.00 0.87 1,000.00 1,024.35 0.87 0.17
Tigress .................................. 1,000.00 1,026.00 0.87 1,000.00 1,024.35 0.87 0.17
WestCap ................................ 1,000.00 1,026.00 0.87 1,000.00 1,024.35 0.87 0.17
TempCash
Institutional ............................... $ 1,000.00 $ 1,026.90 $ 0.92 $ 1,000.00 $ 1,024.30 $ 0.92 0.18%
Dollar ................................... 1,000.00 1,025.70 2.20 1,000.00 1,023.04 2.19 0.43
Great Pacific .............................. 1,000.00 1,026.80 0.92 1,000.00 1,024.30 0.92 0.18
Premier ................................. 1,000.00 1,026.80 0.92 1,000.00 1,024.30 0.92 0.18
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Disclosure of Expenses
(continued)

Disclosure of Expenses
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
TempFund
Institutional ............................... $ 1,000.00 $ 1,026.90 $ 0.92 $ 1,000.00 $ 1,024.30 $ 0.92 0.18%
Administration ............................. 1,000.00 1,026.30 1.43 1,000.00 1,023.79 1.43 0.28
Cabrera Capital Markets ...................... 1,000.00 1,026.80 0.92 1,000.00 1,024.30 0.92 0.18
Capital .................................. 1,000.00 1,026.60 1.17 1,000.00 1,024.05 1.17 0.23
Cash Management .......................... 1,000.00 1,024.20 3.47 1,000.00 1,021.78 3.47 0.68
Cash Reserve ............................. 1,000.00 1,025.00 2.81 1,000.00 1,022.43 2.80 0.55
Dollar ................................... 1,000.00 1,025.50 2.20 1,000.00 1,023.04 2.19 0.43
Private Client ............................. 1,000.00 1,024.20 3.47 1,000.00 1,021.78 3.47 0.68
T-Fund
Institutional ............................... $ 1,000.00 $ 1,026.00 $ 0.87 $ 1,000.00 $ 1,024.35 $ 0.87 0.17%
Administration ............................. 1,000.00 1,025.50 1.38 1,000.00 1,023.84 1.38 0.27
Capital .................................. 1,000.00 1,025.80 1.12 1,000.00 1,024.10 1.12 0.22
Cash Management .......................... 1,000.00 1,023.50 3.42 1,000.00 1,021.83 3.41 0.67
Cash Reserve ............................. 1,000.00 1,024.00 2.91 1,000.00 1,022.33 2.91 0.57
Dollar ................................... 1,000.00 1,024.70 2.14 1,000.00 1,023.09 2.14 0.42
Premier ................................. 1,000.00 1,026.00 0.87 1,000.00 1,024.35 0.87 0.17
Select .................................. 1,000.00 1,021.80 5.10 1,000.00 1,020.16 5.09 1.00
Treasury Trust Fund
Institutional ............................... $ 1,000.00 $ 1,025.90 $ 0.87 $ 1,000.00 $ 1,024.35 $ 0.87 0.17%
Administration ............................. 1,000.00 1,025.40 1.38 1,000.00 1,023.84 1.38 0.27
Capital .................................. 1,000.00 1,025.60 1.12 1,000.00 1,024.10 1.12 0.22
Cash Management .......................... 1,000.00 1,023.30 3.42 1,000.00 1,021.83 3.41 0.67
Cash Reserve ............................. 1,000.00 1,023.80 2.91 1,000.00 1,022.33 2.91 0.57
Dollar ................................... 1,000.00 1,024.60 2.09 1,000.00 1,023.14 2.09 0.41
Select .................................. 1,000.00 1,021.60 5.10 1,000.00 1,020.16 5.09 1.00
MuniCash
Institutional ............................... $ 1,000.00 $ 1,016.40 $ 1.02 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
Dollar ................................... 1,000.00 1,015.10 2.29 1,000.00 1,022.94 2.29 0.45
California Money Fund
Institutional ............................... $ 1,000.00 $ 1,012.40 $ 1.01 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
New York Money Fund
Institutional ............................... $ 1,000.00 $ 1,016.20 $ 1.02 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
Expense Examples
(continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
October 31, 2023
BlackRock Liquid Federal Trust Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes,
5.08%, 09/19/24
(a)
............... USD 12,410 $ 11,833,231
Federal Farm Credit Bank Variable Rate
Notes
(b)
(1-day SOFR + 0.02%), 5.33% ,  11/15/23 . 17,210 17,209,799
(1-day SOFR + 0.06%), 5.37% ,  11/22/23 . 72,970 72,970,000
(1-day SOFR + 5.50%), 5.37% ,  01/10/24 . 19,325 19,325,000
(1-day SOFR + 0.05%), 5.36% ,  05/09/24 . 22,355 22,355,000
(1-day SOFR + 0.09%), 5.40% ,  08/26/24 . 51,440 51,440,000
(1-day SOFR + 0.09%), 5.39% ,  09/23/24 . 17,675 17,675,000
(1-day SOFR + 0.17%), 5.48% ,  01/23/25 . 28,245 28,245,000
(1-day SOFR + 0.14%), 5.45% ,  05/27/25 . 30,510 30,510,000
Federal Home Loan Bank Bonds
5.45% ,  03/08/24 ................. 14,940 14,936,699
5.34% ,  04/23/24 ................. 78,495 78,495,000
5.35% ,  04/24/24 ................. 22,900 22,900,000
5.34% ,  04/26/24 ................. 15,635 15,635,000
Federal Home Loan Bank Discount Notes
(a)
5.20% ,  11/01/23 ................. 98,000 98,000,000
4.63% ,  11/09/23 ................. 50,000 49,941,055
4.87% ,  11/15/23 ................. 100,000 99,794,006
4.91% ,  11/17/23 ................. 36,145 36,060,067
4.98% ,  11/22/23 ................. 39,150 39,028,733
5.10% ,  12/05/23 ................. 300,000 298,484,167
5.11% ,  12/08/23 ................. 100,000 99,453,325
5.13% ,  12/13/23 ................. 10,000 9,938,167
5.15% ,  12/20/23 ................. 81,190 80,602,094
5.15% ,  12/22/23 ................. 25,000 24,810,875
5.17% ,  12/27/23 ................. 244,620 242,591,183
5.20% ,  01/10/24 ................. 77,500 76,694,538
5.21% ,  01/16/24 ................. 9,145 9,055,227
5.28% ,  02/06/24 ................. 25,000 24,679,361
5.18% ,  02/09/24 ................. 71,555 70,570,977
5.25% ,  03/08/24 ................. 6,695 6,574,788
5.12% ,  06/10/24 ................. 18,010 17,426,926
Federal Home Loan Bank Variable Rate
Notes
(b)
(1-day SOFR + 0.01%), 5.32% ,  11/03/23 . 25,000 24,999,944
(1-day SOFR + 0.02%), 5.33% ,  11/07/23 . 38,265 38,264,711
(1-day SOFR + 0.02%), 5.33% ,  11/09/23 . 33,010 33,010,000
(1-day SOFR + 0.06%), 5.37% ,  11/24/23 . 81,700 81,701,142
(1-day SOFR + 0.07%), 5.38% ,  11/30/23 . 19,860 19,860,000
(1-day SOFR + 0.08%), 5.39% ,  01/24/24 . 25,000 25,000,000
(1-day SOFR + 0.04%), 5.35% ,  02/20/24 . 42,090 42,090,000
(1-day SOFR + 0.05%), 8.16% ,  03/04/24 . 100,000 100,000,000
(1-day SOFR + 0.05%), 5.36% ,  03/18/24 . 150,000 150,000,000
(1-day SOFR + 0.05%), 5.36% ,  03/25/24 . 50,000 50,000,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR + 0.16%), 5.47% ,  07/21/25 . USD 50,000 $ 50,000,000
Total U.S. Government Sponsored Agency Obligations — 38.0%
(Cost: $2,302,161,015) ........................... 2,302,161,015
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
4.58%, 11/07/23 ................. 582,690 582,176,907
4.76%, 11/09/23 ................. 221,000 220,740,202
5.00%, 11/14/23 ................. 408,375 407,593,225
5.02%, 11/16/23 ................. 112,670 112,420,013
5.12%, 11/21/23 ................. 150,000 149,557,917
5.19%, 11/28/23 ................. 270,000 268,926,698
5.20%, 11/30/23 ................. 200,000 199,139,667
5.22%, 12/05/23 ................. 125,720 125,084,209
5.23%, 12/07/23 ................. 75,000 74,603,475
5.27%, 12/12/23 ................. 150,000 149,097,573
5.31%, 12/19/23 ................. 250,000 248,225,000
5.34%, 12/26/23 ................. 114,000 113,071,692
5.34%, 01/02/24 ................. 38,000 37,651,410
5.35%, 01/11/24 ................. 150,000 148,420,250
5.36%, 01/16/24 ................. 220,120 217,643,161
5.41%, 02/06/24 ................. 42,630 42,016,051
5.43%, 02/13/24 ................. 68,905 67,837,648
5.43%, 02/22/24 ................. 12,185 11,982,767
5.45%, 03/14/24 ................. 78,514 76,964,799
5.48%, 04/04/24 ................. 57,935 56,602,978
5.38%, 06/13/24 ................. 41,770 40,450,149
5.42%, 08/08/24 ................. 4,950 4,753,528
5.42%, 09/05/24 ................. 17,590 16,812,449
U.S. Treasury Notes
(b)
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.37%, 01/31/24 ..... 26,895 26,894,986
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 5.42%, 07/31/24 .... 20,000 19,992,745
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.52%, 10/31/24 .... 64,990 64,988,399
(US Treasury 3 Month Bill Money Market
Yield + 0.13%), 5.51%, 07/31/25 .... 59,255 59,237,374
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.55%, 10/31/25 .... 17,609 17,609,000
Total U.S. Treasury Obligations — 58.9%
(Cost: $3,560,494,272) ........................... 3,560,494,272
Total Investments — 96.9%
(Cost: $5,862,655,287 ) ........................... 5,862,655,287
Other Assets Less Liabilities — 3.1% ................... 186,340,491
Net Assets — 100.0% ..............................
$ 6,048,995,778
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(continued)
October 31, 2023
BlackRock Liquid Federal Trust Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Obligations ................... $ — $ 2,302,161,015 $ — $ 2,302,161,015
U.S. Treasury Obligations ................................... — 3,560,494,272 — 3,560,494,272
$ — $ 5,862,655,287 $ — $ 5,862,655,287

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
October 31, 2023
FedFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes,
4.81%, 11/13/23
(a)
............... USD 91,205 $ 91,063,632
Federal Farm Credit Bank Variable Rate
Notes
(b)
(1-day SOFR + 5.50%), 5.37% ,  01/10/24 . 190,355 190,355,000
(1-day SOFR + 0.14%), 5.45% ,  11/07/24 . 25,000 25,000,000
Federal Home Loan Bank Bonds
5.45% ,  03/08/24 ................. 402,755 402,666,019
5.40% ,  03/27/24 ................. 1,140,970 1,140,970,000
5.34% ,  04/23/24 ................. 2,363,730 2,363,730,000
5.35% ,  04/24/24 ................. 710,200 710,200,000
5.34% ,  04/26/24 ................. 473,225 473,225,000
Federal Home Loan Bank Discount Notes
(a)
4.56% ,  11/08/23 ................. 250,000 249,770,556
5.21% ,  01/16/24 ................. 240,855 238,490,607
5.18% ,  02/02/24 ................. 419,870 414,793,772
5.18% ,  02/09/24 ................. 100,000 98,672,222
5.19% ,  02/15/24 ................. 456,420 449,270,434
5.25% ,  03/01/24 ................. 273,855 268,962,771
5.25% ,  03/08/24 ................. 185,305 181,977,746
5.26% ,  04/15/24 ................. 502,060 489,790,211
5.12% ,  06/10/24 ................. 25,000 24,190,625
5.11% ,  06/17/24 ................. 136,700 132,139,137
Federal Home Loan Bank Variable Rate
Notes
(b)
(1-day SOFR + 0.07%), 5.38% ,  11/27/23 . 215,000 215,000,000
(1-day SOFR + 0.07%), 5.38% ,  11/30/23 . 615,895 615,895,000
(1-day SOFR + 0.08%), 5.39% ,  01/24/24 . 891,965 891,965,000
(1-day SOFR + 0.05%), 5.36% ,  03/25/24 . 430,000 430,000,000
Federal National Mortgage Association,
2.63%, 09/06/24 ................ 569,428 555,970,352
Total U.S. Government Sponsored Agency Obligations — 7.4%
(Cost: $10,654,098,084) ........................... 10,654,098,084
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
5.20%, 11/30/23 ................. 5,000 4,978,492
5.31%, 12/21/23 ................. 209,700 208,194,238
5.34%, 12/28/23 ................. 1,754,505 1,740,022,304
5.34%, 01/04/24 ................. 610,075 604,370,121
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.35%, 01/11/24 ................. USD 125,365 $ 124,062,005
5.38%, 01/18/24 ................. 1,722,440 1,702,511,369
5.39%, 01/30/24 ................. 363,415 358,558,867
5.41%, 02/01/24 ................. 2,149,640 2,120,704,943
5.41%, 02/06/24 ................. 720,490 710,103,938
5.40%, 02/08/24 ................. 215,900 212,774,038
5.43%, 02/13/24 ................. 2,802,020 2,758,685,238
5.43%, 02/22/24 ................. 1,742,750 1,713,792,997
5.43%, 02/29/24 ................. 47,857 47,003,157
5.45%, 03/07/24 ................. 344,115 337,681,005
5.45%, 03/14/24 ................. 1,589,130 1,557,779,703
5.47%, 03/21/24 ................. 174,250 170,632,860
5.48%, 04/04/24 ................. 332,925 325,270,499
5.50%, 04/18/24 ................. 1,683,740 1,642,734,018
5.49%, 05/02/24 ................. 746,850 726,763,054
5.44%, 05/16/24 ................. 524,230 510,625,836
5.38%, 06/13/24 ................. 612,625 593,676,690
5.42%, 08/08/24 ................. 789,740 758,473,874
5.42%, 09/05/24 ................. 468,355 447,753,065
5.43%, 10/03/24 ................. 405,635 386,126,735
5.39%, 10/31/24 ................. 496,695 470,906,320
U.S. Treasury Notes
(b)
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.37%, 01/31/24 ..... 1,120,475 1,120,475,000
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.31%, 04/30/24 ..... 402,705 402,559,332
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.52%, 10/31/24 .... 805,730 805,793,654
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.58%, 01/31/25 .... 650,000 650,175,313
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.55%, 04/30/25 .... 5,371,785 5,371,676,573
(US Treasury 3 Month Bill Money Market
Yield + 0.13%), 5.51%, 07/31/25 .... 921,600 920,821,813
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.55%, 10/31/25 .... 1,746,023 1,746,023,000
Total U.S. Treasury Obligations — 21.6%
(Cost: $31,251,710,051) ........................... 31,251,710,051
Total Repurchase Agreements — 67.8%
(Cost: $97,967,605,000) ........................... 97,967,605,000
Total Investments — 96.8%
(Cost: $139,873,413,135 ) .......................... 139,873,413,135
Other Assets Less Liabilities — 3.2% ................... 4,567,833,122
Net Assets — 100.0% ..............................
$ 144,441,246,257
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(continued)
October 31, 2023
FedFund
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.30%
(a)
10/31/23 11/01/23 $ 600,000 $ 600,000,000 $ 600,088,333
U.S. Treasury
Obligations, 0.00%, due
05/15/24 to 11/15/42 . $ 1,030,740,154 $ 612,000,000
5.30 10/31/23 11/01/23 50,000 50,000,000 50,007,361
U.S. Treasury
Obligation, 1.00%, due
07/31/28 ......... 60,661,900 51,000,037
5.30 10/31/23 11/01/23 7,000 7,000,000 7,001,031
U.S. Treasury
Obligation, 4.63%, due
06/30/25 ......... 7,091,800 7,140,042
5.31 10/31/23 11/01/23 252,500 252,500,000 252,537,244
U.S. Government
Sponsored Agency
Obligations, 2.00% to
3.50%, due 02/20/52 to
04/20/53 ......... 333,026,585 257,550,001
– –
$ 909,500,000 $ 927,690,080
– –
Bank of Montreal .... 5.29 10/31/23 11/01/23 151,000 151,000,000 151,022,189
U.S. Treasury
Obligation, 4.63%, due
10/15/26 ......... 154,759,500 154,020,037
5.30 10/31/23 11/01/23 325,000 325,000,000 325,047,847
U.S. Government
Sponsored Agency
Obligations, 5.00% to
6.50%, due 03/01/53 to
10/01/53 ......... 350,424,548 334,750,001
– –
$ 476,000,000 $ 488,770,038
– –
Bank of Nova Scotia
(The) .......... 5.29 10/31/23 11/01/23 527,000 527,000,000 527,077,440
U.S. Treasury
Obligations, 0.38% to
4.38%, due 08/15/25 to
11/15/32 ......... 585,812,400 537,619,079
– –
Barclays Bank plc ... 5.30 10/31/23 11/01/23 95,000 95,000,000 95,013,986
U.S. Treasury
Obligations, 1.25% to
4.00%, due 11/30/26 to
11/15/52 ......... 112,253,100 96,900,053
5.30 10/31/23 11/01/23 2,500,000 2,500,000,000 2,500,368,056
U.S. Treasury
Obligations, 3.50% to
5.00%, due 10/31/25 to
02/15/33 ......... 2,677,368,000 2,550,000,069
5.30 10/31/23 11/01/23 1,700,000 1,700,000,000 1,700,250,278
U.S. Government
Sponsored Agency
Obligations, 0.00% to
15.93%, due 02/25/24
to 10/25/55 ....... 21,067,125,368 1,785,000,000
5.40
(b)
10/31/23 11/08/23 200,000 200,000,000 200,240,000
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.50%, due 10/20/46 to
09/20/53 ......... 506,648,194 204,000,000
– –
$ 4,495,000,000 $ 4,635,900,122
– –
Barclays Capital, Inc. . 5.47
(b)
10/31/23 12/06/23 799,000 799,000,000 803,370,528
U.S. Government
Sponsored Agency
Obligations, 0.00% to
20.43%, due 02/25/24
to 10/25/58 ....... 2,390,431,772 855,373,136
– –
BMO Capital Markets
Corp. .......... 5.30 10/31/23 11/01/23 30,000 30,000,000 30,004,417
U.S. Government
Sponsored Agency
Obligations, 6.06% to
6.07%, due 06/01/30 31,179,409 30,900,000

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.42% 10/26/23 11/02/23 $ 175,000 $ 175,000,000 $ 175,184,431
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.50%, due
02/25/27 to 09/20/73 $ 4,475,081,882 $ 183,724,457
– –
$ 205,000,000 $ 214,624,457
– –
BNP Paribas SA .... 5.29 10/31/23 11/01/23 1,600,000 1,600,000,000 1,600,235,111
U.S. Treasury
Obligations, 0.13% to
4.13%, due 03/15/24 to
02/15/53 ......... 1,642,402,800 1,632,000,009
5.30 10/31/23 11/01/23 572,000 572,000,000 572,084,211
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 5.50%, due
04/15/24 to 09/20/63 574,468,619 583,440,072
5.36 10/12/23 11/14/23 1,200,000 1,200,000,000 1,205,896,000
U.S. Treasury
Obligations, 0.00% to
4.88%, due 02/08/24 to
08/15/52 ......... 1,369,377,627 1,224,000,056
5.39
(b)
10/31/23 11/08/23 400,000 400,000,000 400,479,111
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
04/25/24 to 01/20/71 7,963,437,371 416,935,974
5.50
(b)
10/31/23 12/06/23 300,000 300,000,000 301,650,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
07/15/25 to 02/25/54 8,563,655,437 312,417,972
– –
$ 4,072,000,000 $ 4,168,794,083
– –
Citibank NA ........ 5.30 10/31/23 11/01/23 150,000 150,000,000 150,022,083
U.S. Treasury
Obligations, 0.13% to
4.38%, due 08/31/28 to
02/15/53 ......... 167,222,500 153,000,072
– –
Citigroup Global Markets,
Inc. ........... 5.30
(a)
10/31/23 11/01/23 238,000 238,000,000 238,035,039
U.S. Treasury
Obligations, 0.50% to
4.00%, due 11/30/23 to
02/28/30 ......... 257,219,471 242,760,011
5.30 10/31/23 11/01/23 1,088,000 1,088,000,000 1,088,160,178
U.S. Government
Sponsored Agency
Obligations, 3.00% to
7.50%, due 04/20/53 to
07/20/53 ......... 1,171,381,362 1,109,760,933
5.30 10/31/23 11/01/23 270,000 270,000,000 270,039,750
U.S. Treasury
Obligations, 1.13% to
4.63%, due 10/15/26 to
05/15/31 ......... 329,463,000 275,400,055
5.31 10/31/23 11/01/23 500,000 500,000,000 500,073,750
U.S. Treasury
Obligations, 0.75% to
4.00%, due 01/15/28 to
02/29/28 ......... 523,755,900 510,001,612
5.33 10/26/23 11/02/23 1,150,000 1,150,000,000 1,151,191,847
U.S. Treasury
Obligations, 0.38% to
3.88%, due 04/30/25 to
10/31/27 ......... 1,280,667,400 1,173,000,041

Schedule of Investments
(continued)
October 31, 2023
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.34% 10/26/23 11/02/23 $ 500,000 $ 500,000,000 $ 500,519,167
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 02/01/49 to
10/01/53 ......... $ 591,798,202 $ 515,000,001
5.40
(b)
10/31/23 11/01/23 500,000 500,000,000 500,075,000
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.00%, due 08/01/52 to
10/01/53 ......... 570,616,025 515,000,000
– –
$ 4,246,000,000 $ 4,340,922,653
– –
Credit Agricole Corporate
& Investment Bank SA 5.29
(a)
10/31/23 11/01/23 1,899,000 1,899,000,000 1,899,279,047
U.S. Treasury
Obligations, 0.13% to
4.00%, due 10/15/24 to
02/15/53 ......... 2,503,888,866 1,936,980,019
5.29 10/31/23 11/01/23 25,000 25,000,000 25,003,674
U.S. Treasury
Obligation, 0.13%, due
07/15/24 ......... 20,177,100 25,500,092
– –
$ 1,924,000,000 $ 1,962,480,111
– –
Deutsche Bank AG ... 5.30 10/31/23 11/01/23 750,000 750,000,000 750,110,417
U.S. Treasury
Obligations, 2.75% to
5.00%, due 05/15/25 to
02/15/33 ......... 804,687,600 765,000,037
5.31 10/31/23 11/01/23 2,000,000 2,000,000,000 2,000,295,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.50%, due
12/13/23 to 11/15/46 . 2,140,002,663 2,047,386,901
– –
$ 2,750,000,000 $ 2,812,386,938
– –
Federal Reserve Bank of
New York ....... 5.30 10/31/23 11/01/23 32,750,000 32,750,000,000 32,754,821,528
U.S. Treasury
Obligations, 0.38% to
5.00%, due 01/15/25 to
05/15/52 ......... 35,883,600,221 32,754,821,533
– –
Fixed Income Clearing
Corporation ..... 5.30 10/31/23 11/01/23 2,000,000 2,000,000,000 2,000,294,444
U.S. Treasury
Obligations, 5.30%, due
11/01/23 ......... 3,112,068,500 2,040,000,019
5.30 10/31/23 11/01/23 3,000,000 3,000,000,000 3,000,441,667
U.S. Treasury
Obligations, 0.50% to
5.00%, due 07/31/25 to
09/30/28 ......... 3,205,046,300 3,060,000,009
5.31 10/31/23 11/01/23 1,500,000 1,500,000,000 1,500,221,250
U.S. Treasury
Obligations, 0.75% to
2.88%, due 04/30/26 to
05/15/28 ......... 1,653,803,400 1,530,000,000
5.31 10/31/23 11/01/23 4,000,000 4,000,000,000 4,000,590,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.00%, due
12/28/23 to 01/01/57 7,598,125,635 4,145,022,864
5.31 10/31/23 11/01/23 1,000,000 1,000,000,000 1,000,147,500
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
02/01/24 to 07/01/61 1,278,738,711 1,025,302,163
5.31 10/31/23 11/01/23 2,000,000 2,000,000,000 2,000,295,000
U.S. Treasury
Obligations, 0.00% to
5.58%, due 11/02/23 to
11/15/25 ......... 2,044,468,900 2,040,000,089

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.32% 10/31/23 11/01/23 $ 1,500,000 $ 1,500,000,000 $ 1,500,221,667
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.50% to 8.00%, due
03/31/24 to 09/01/57 $ 3,203,147,915 $ 1,544,400,465
5.32 10/31/23 11/01/23 5,000,000 5,000,000,000 5,000,738,889
U.S. Treasury
Obligations, 0.00% to
6.50%, due 11/02/23 to
08/15/53 ......... 5,517,963,200 5,100,000,057
5.32 10/31/23 11/01/23 1,500,000 1,500,000,000 1,500,221,667
U.S. Treasury
Obligations, 0.50% to
5.55%, due 11/30/24 to
05/31/28 ......... 1,583,375,900 1,530,000,087
5.32 10/31/23 11/01/23 4,000,000 4,000,000,000 4,000,591,111
U.S. Treasury
Obligations, 0.25% to
5.55%, due 04/30/24 to
05/15/53 ......... 5,045,959,900 4,080,000,027
– –
$ 25,500,000,000 $ 26,094,725,780
– –
Goldman Sachs & Co.
LLC ........... 5.29 10/31/23 11/01/23 86,000 86,000,000 86,012,637
U.S. Treasury
Obligations, 0.63% to
4.13%, due 01/31/25 to
11/30/27 ......... 96,949,200 87,720,021
5.31 10/31/23 11/01/23 2,571,000 2,571,000,000 2,571,379,223
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
2.50% to 6.50%, due
10/31/24 to 07/20/53 2,631,455,029 2,622,420,002
5.38
(b)
10/31/23 12/06/23 1,114,500 1,114,500,000 1,120,496,010
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 03/13/24 to
09/15/64 ......... 4,310,861,864 1,143,045,899
– –
$ 3,771,500,000 $ 3,853,185,922
– –
HSBC Securities USA,
Inc. ........... 5.29 10/31/23 11/01/23 600,000 600,000,000 600,088,167
U.S. Treasury
Obligations, 0.50% to
5.37%, due 01/31/24 to
08/15/48 ......... 760,085,900 612,000,012
5.30 10/31/23 11/01/23 40,000 40,000,000 40,005,889
U.S. Treasury
Obligations, 0.13% to
3.88%, due 04/15/25 to
02/15/43 ......... 38,524,600 40,800,022
5.30
(c)
10/31/23 11/01/23 286,000 286,000,000 286,042,106
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
01/15/24 to 10/20/53 551,229,312 291,927,687
5.31
(b)
10/31/23 11/08/23 350,000 350,000,000 350,413,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
12/07/23 to 10/20/53 528,579,290 359,053,244
– –
$ 1,276,000,000 $ 1,303,780,965
– –
ING Financial Markets
LLC ........... 5.30 10/31/23 11/01/23 75,000 75,000,000 75,011,042
U.S. Treasury
Obligations, 0.13% to
3.13%, due 05/31/26 to
05/15/51 ......... 81,621,300 76,500,002
– –

Schedule of Investments
(continued)
October 31, 2023
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
JP Morgan Securities
LLC ........... 5.30% 10/31/23 11/01/23 $ 28,500 $ 28,500,000 $ 28,504,196
U.S. Treasury
Obligations, 0.00% to
4.00%, due 11/30/23 to
06/30/28 ......... $ 29,675,300 $ 29,070,090
5.30 10/31/23 11/01/23 650,000 650,000,000 650,095,694
U.S. Treasury
Obligations, 2.00% to
3.63%, due 05/15/26 to
11/15/26 ......... 683,611,800 663,000,019
5.31 10/31/23 11/01/23 1,459,000 1,459,000,000 1,459,215,202
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 11/01/31 to
09/20/63 ......... 1,762,248,662 1,488,324,638
– –
$ 2,137,500,000 $ 2,180,394,747
– –
Mizuho Securities USA
LLC ........... 5.30 10/31/23 11/01/23 115,000 115,000,000 115,016,931
U.S. Treasury
Obligations, 0.38% to
4.75%, due 05/31/24 to
02/15/33 ......... 124,986,700 117,300,069
5.45
(b)
10/31/23 12/06/23 1,000,000 1,000,000,000 1,005,450,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
11.57%, due 03/25/25
to 10/16/64 ....... 6,456,270,392 1,050,001,411
– –
$ 1,115,000,000 $ 1,167,301,480
– –
Morgan Stanley & Co.
LLC ........... 5.29 10/31/23 11/01/23 39,000 39,000,000 39,005,731
U.S. Treasury
Obligations, 0.00% to
1.13%, due 11/30/27 to
02/15/47 ......... 75,195,200 39,780,076
5.31 10/31/23 11/01/23 1,000,000 1,000,000,000 1,000,147,500
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 04/01/24 to
09/01/61 ......... 1,247,988,044 1,030,000,000
5.31 10/31/23 11/01/23 250,000 250,000,000 250,036,875
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
01/15/25 to 11/01/53 . 288,104,504 256,462,138
– –
$ 1,289,000,000 $ 1,326,242,214
– –
MUFG Securities
Americas, Inc. .... 5.30 10/31/23 11/01/23 15,000 15,000,000 15,002,208
U.S. Treasury
Obligations, 0.00% to
0.88%, due 06/30/26 to
02/15/43 ......... 16,919,700 15,300,015
5.31 10/31/23 11/01/23 405,000 405,000,000 405,059,737
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 03/20/24 to
09/20/62 ......... 2,789,193,075 416,663,724
– –
$ 420,000,000 $ 431,963,739
– –
Natixis SA ......... 5.29 10/31/23 11/01/23 102,000 102,000,000 102,014,988
U.S. Treasury
Obligations, 0.00% to
4.75%, due 11/24/23 to
02/15/53 ......... 111,853,152 104,040,000

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.30% 10/31/23 11/01/23 $ 800,000 $ 800,000,000 $ 800,117,778
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.88% to 6.50%, due
01/31/25 to 10/01/53 $ 1,352,119,798 $ 821,215,450
– –
$ 902,000,000 $ 925,255,450
– –
Nomura Securities
International, Inc. .. 5.30 10/31/23 11/01/23 3,030,000 3,030,000,000 3,030,446,083
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.00%, due
02/01/24 to 05/15/64 16,268,879,200 3,101,258,066
– –
Prudential Insurance Co.
of America ...... 5.33 10/31/23 11/01/23 20,813 20,812,500 20,815,581
U.S. Treasury
Obligation, 0.00%, due
11/15/30 ......... 30,000,000 21,231,981
5.33 10/31/23 11/01/23 16,193 16,192,500 16,194,897
U.S. Treasury
Obligation, 0.00%, due
08/15/37 ......... 34,000,000 16,518,917
5.33 10/31/23 11/01/23 36,938 36,937,500 36,942,969
U.S. Treasury
Obligation, 0.00%, due
08/15/29 ......... 50,000,000 37,681,969
5.33 10/31/23 11/01/23 34,125 34,125,000 34,130,052
U.S. Treasury
Obligation, 3.00%, due
08/15/52 ......... 50,000,000 34,812,552
5.33 10/31/23 11/01/23 16,071 16,071,250 16,073,629
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 23,000,000 16,394,939
5.33 10/31/23 11/01/23 42,600 42,600,000 42,606,307
U.S. Treasury
Obligation, 3.00%, due
05/15/45 ......... 60,000,000 43,458,307
5.33 10/31/23 11/01/23 95,675 95,675,000 95,689,165
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 215,000,000 97,602,665
5.33 10/31/23 11/01/23 52,468 52,467,500 52,475,268
U.S. Treasury
Obligation, 0.00%, due
11/15/26 ......... 62,000,000 53,524,308
5.33 10/31/23 11/01/23 21,306 21,306,250 21,309,405
U.S. Treasury
Obligation, 0.00%, due
05/15/33 ......... 35,000,000 21,735,705
5.33 10/31/23 11/01/23 18,769 18,768,750 18,771,529
U.S. Treasury
Obligation, 0.00%, due
08/15/35 ......... 35,000,000 19,146,729
5.33 10/31/23 11/01/23 45,811 45,811,250 45,818,033
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 67,000,000 46,734,593
5.33 10/31/23 11/01/23 33,600 33,600,000 33,604,975
U.S. Treasury
Obligation, 0.00%, due
11/15/34 ......... 60,000,000 34,276,975
5.33 10/31/23 11/01/23 4,325 4,325,000 4,325,640
U.S. Treasury
Obligation, 0.00%, due
02/15/39 ......... 10,000,000 4,412,140
5.33 10/31/23 11/01/23 21,313 21,312,500 21,315,655
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 21,741,655
5.33 10/31/23 11/01/23 32,625 32,625,000 32,629,830
U.S. Treasury
Obligation, 0.00%, due
05/15/35 ......... 60,000,000 33,282,030
5.33 10/31/23 11/01/23 125,475 125,475,000 125,493,577
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 358,500,000 128,003,077
– –
$ 618,105,000 $ 630,558,542
– –

Schedule of Investments
(continued)
October 31, 2023
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Royal Bank of Canada 5.29% 10/31/23 11/01/23 $ 275,000 $ 275,000,000 $ 275,040,410
U.S. Treasury
Obligations, 0.50% to
4.63%, due 11/30/23 to
05/15/51 ......... $ 370,989,000 $ 280,500,031
5.30 10/31/23 11/01/23 300,000 300,000,000 300,044,167
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 12/15/27 to
01/16/63 ......... 11,640,449,135 316,278,609
– –
$ 575,000,000 $ 596,778,640
– –
Societe Generale SA . 5.29 10/31/23 11/01/23 25,000 25,000,000 25,003,674
U.S. Treasury
Obligation, 4.88%, due
10/31/28 ......... 25,421,200 25,500,006
5.30 10/31/23 11/01/23 1,450,000 1,450,000,000 1,450,213,472
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.50%, due
01/02/24 to 09/01/53 1,923,559,525 1,489,451,791
– –
$ 1,475,000,000 $ 1,514,951,797
– –
TD Securities USA LLC 5.30 10/31/23 11/01/23 95,000 95,000,000 95,013,986
U.S. Treasury
Obligations, 1.38% to
5.00%, due 09/30/25 to
02/15/33 ......... 101,745,700 96,900,001
5.31 10/31/23 11/01/23 1,135,000 1,135,000,000 1,135,167,412
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 12/01/31 to
10/01/53 ......... 2,369,587,951 1,169,050,001
– –
$ 1,230,000,000 $ 1,265,950,002
– –
Wells Fargo Securities
LLC ........... 5.29
(a)
10/31/23 11/01/23 550,000 550,000,000 550,080,819
U.S. Treasury
Obligations, 1.13% to
7.63%, due 02/15/25 to
02/15/52 ......... 793,176,417 561,000,028
5.29 10/31/23 11/01/23 25,000 25,000,000 25,003,674
U.S. Treasury
Obligations, 0.75% to
1.50%, due 02/15/45 to
02/15/53 ......... 28,811,500 25,500,055
5.31 10/31/23 11/01/23 675,000 675,000,000 675,099,562
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 08/20/32 to
10/20/53 ......... 1,343,946,905 688,500,000
– –
$ 1,250,000,000 $ 1,275,000,083
– –
$ 97,967,605,000 $ 99,596,229,731
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
FedFund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 97,967,605,000 $ — $ 97,967,605,000
U.S. Government Sponsored Agency Obligations ................... — 10,654,098,084 — 10,654,098,084
U.S. Treasury Obligations ................................... — 31,251,710,051 — 31,251,710,051
$ — $ 139,873,413,135 $ — $ 139,873,413,135

Schedule of Investments
October 31, 2023
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 4.1%
Bank of America NA
5.40%, 11/15/23 ................. USD 33,000 $ 32,997,859
(1-day SOFR + 0.32%), 5.63%, 12/14/23
(a)
44,000 44,008,396
5.75%, 01/09/24 ................. 61,000 61,011,278
5.25%, 01/31/24 ................. 50,000 49,909,730
5.44%, 02/06/24 ................. 28,961 28,923,825
5.90%, 05/14/24 ................. 45,000 44,996,585
6.00%, 08/21/24 ................. 30,000 30,006,880
Citibank NA
5.80%, 02/26/24 - 03/18/24 .......... 53,320 53,327,182
5.89%, 05/10/24 ................. 33,000 32,993,457
5.92%, 06/20/24 ................. 26,000 26,006,591
Wells Fargo Bank NA
(a)
(1-day SOFR + 0.50%), 5.81%, 01/22/24 . 63,250 63,295,029
(1-day SOFR + 0.35%), 5.66%, 03/07/24 . 59,000 59,012,962
(1-day SOFR + 0.64%), 5.95%, 07/17/24 . 32,000 32,038,262
558,528,036
Yankee — 19.3%
(b)
Bank of Nova Scotia (The), Houston
(a)
(1-day SOFR + 0.49%), 5.80%, 01/26/24 . 28,000 28,019,872
(1-day SOFR + 0.48%), 5.79%, 01/31/24 . 28,000 28,020,087
(1-day SOFR + 0.47%), 5.78%, 06/03/24 . 66,000 66,026,367
BNP Paribas SA, New York
5.25%, 01/31/24 ................. 50,000 49,933,520
(1-day SOFR + 0.63%), 5.94%, 02/05/24
(a)
32,550 32,585,976
Canadian Imperial Bank of Commerce, New
York
5.60%, 12/01/23 - 03/04/24 .......... 72,250 72,227,294
(1-day SOFR + 0.54%), 5.85%, 01/18/24
(a)
50,000 50,047,135
5.23%, 02/02/24 ................. 25,000 24,965,082
5.40%, 02/08/24 ................. 32,000 31,973,218
5.90%, 06/13/24 ................. 52,000 52,008,935
Cooperatieve Rabobank UA, New York, (1-day
SOFR + 0.35%), 5.66%, 12/08/23
(a)
.... 35,000 35,008,401
Credit Agricole Corporate & Investment Bank
SA, New York
5.40%, 11/10/23 ................. 38,000 37,999,339
(1-day SOFR + 0.38%), 5.69%, 11/17/23
(a)
50,000 50,006,333
Credit Industriel et Commercial, New York
(1-day SOFR + 0.37%), 5.68%, 11/03/23 -
04/08/24
(a)
................... 135,000 135,016,123
5.60%, 11/27/23 ................. 60,000 60,006,339
DZ Bank AG, New York
(1-day SOFR + 0.35%), 5.66%, 11/08/23
(a)
79,000 79,004,041
5.40%, 11/09/23 ................. 35,000 35,000,178
HSBC Bank USA NA, New York
(1-day SOFR + 0.45%), 5.76%, 11/27/23
(a)
75,000 75,010,607
5.90%, 06/06/24 ................. 42,750 42,749,872
Korea Development Bank, New York,
5.82%, 02/16/24 ................. 31,000 31,007,060
Mitsubishi UFJ Trust & Banking Corp., New
York
5.33%, 11/07/23 ................. 120,000 120,000,000
(1-day SOFR + 0.40%), 5.71%, 02/14/24 -
03/19/24
(a)
................... 114,630 114,654,277
Mizuho Bank Ltd., New York
(a)
(1-day SOFR + 0.34%), 5.65%, 11/17/23 . 62,000 62,006,662
(1-day SOFR + 0.48%), 5.79%, 11/22/23 . 50,000 50,011,165
(1-day SOFR + 0.43%), 5.74%, 01/31/24 . 40,600 40,623,829
(1-day SOFR + 0.41%), 5.72%, 02/20/24 . 63,000 63,026,253
MUFG Bank Ltd., New York
5.62%, 11/01/23 ................. 74,500 74,500,532
(1-day SOFR + 0.43%), 5.74%, 11/10/23
(a)
35,000 35,002,653
Security
Par (000)
Par (000) Value
Yankee (continued)
National Australia Bank Ltd., New York, (1-day
SOFR + 0.40%), 5.71%, 01/12/24
(a)
.... USD 60,000 $ 60,027,394
Nordea Bank Abp , New York
(1-day SOFR + 0.45%), 5.76%, 01/18/24
(a)
47,000 47,024,514
5.15%, 02/02/24 ................. 34,000 33,951,727
(1-day SOFR + 0.27%), 5.58%, 02/16/24
(a)
31,650 31,650,939
(1-day SOFR + 0.52%), 5.83%, 04/18/24
(a)
30,000 30,022,161
(1-day SOFR + 0.47%), 5.78%, 07/24/24
(a)
20,000 19,999,188
Royal Bank of Canada, New York,
5.96%, 09/19/24 ................. 40,000 40,016,599
Skandinaviska Enskilda Banken AB, New York,
(1-day SOFR + 0.25%), 5.56%, 03/04/24
(a)
20,000 19,998,857
Standard Chartered Bank, New York,
5.63%, 03/01/24 ................. 35,000 34,978,135
Sumitomo Mitsui Banking Corp., New York
(a)
(1-day SOFR + 0.34%), 5.65%, 11/13/23 . 80,750 80,755,884
(1-day SOFR + 0.42%), 5.73%, 02/07/24 . 65,000 65,028,207
(1-day SOFR + 0.40%), 5.71%, 02/20/24 . 77,000 77,027,219
Sumitomo Mitsui Trust Bank Ltd., New York
5.60%, 11/29/23 ................. 84,750 84,760,214
5.61%, 12/20/23 ................. 59,000 59,003,745
(1-day SOFR + 0.42%), 5.73%, 01/29/24
(a)
71,350 71,383,434
Svenska Handelsbanken AB, New York
(a)
(1-day SOFR + 0.35%), 5.66%, 11/06/23 . 68,750 68,752,906
(1-day SOFR + 0.55%), 5.86%, 04/29/24 . 54,000 54,045,175
Toronto-Dominion Bank (The), New York
5.27%, 01/24/24 ................. 60,000 59,924,062
(1-day SOFR + 0.50%), 5.81%, 01/29/24
(a)
37,000 37,029,871
5.82%, 05/24/24 ................. 35,000 34,969,994
6.00%, 10/02/24 ................. 27,500 27,513,490
2,614,304,865
Total Certificates of Deposit — 23.4%
(Cost: $3,172,572,445) ........................... 3,172,832,901
Commercial Paper
Alinghi Funding Co. LLC, 5.92%
,
03/28/24
(c)
. 15,400 15,036,858
ANZ New Zealand Int'l Ltd., 5.41%
,
11/09/23
(c)
44,000 43,941,442
Aquitaine Funding Co. LLC, 5.40%
,
11/01/23
(c)
84,150 84,137,558
Australia & New Zealand Banking Group Ltd.
5.40%, 11/08/23
(c)
................ 92,000 91,891,200
5.43%, 11/17/23
(c)
................ 50,000 49,873,979
(1-day SOFR + 0.50%), 5.81%, 04/02/24
(a)(d)
24,000 24,017,934
5.77%, 07/30/24
(c)
................ 20,000 19,164,453
Bank of Montreal
(1-day SOFR + 0.40%), 5.71%, 12/18/23
(a)
66,000 66,021,352
5.81%, 04/01/24
(c)
................ 30,000 29,286,893
5.86%, 06/05/24
(c)
................ 65,000 62,792,891
Bank of Nova Scotia (The), (1-day SOFR +
0.50%), 5.81%
,
11/06/23
(a)
.......... 16,500 16,501,039
Barclays Bank plc, 5.35%
,
11/01/23
(c)(d)
.... 176,000 175,974,197
Bedford Row Funding Corp.
5.39%, 11/01/23
(c)
................ 109,500 109,483,840
(1-day SOFR + 0.35%), 5.66%, 03/19/24
(a)
59,000 59,002,705
Bennington Stark Capital Co. LLC
(c)(d)
5.40%, 11/01/23 ................. 104,000 103,984,610
5.41%, 11/02/23 ................. 162,000 161,951,991
BPCE SA, 5.78%
,
02/07/24
(c)(d)
.......... 32,000 31,506,514
Canadian Imperial Bank of Commerce, 5.40%
,
11/01/23
(c)
...................... 7,300 7,298,920
CDP Financial, Inc.
(d)
5.38%, 11/01/23
(c)
................ 97,500 97,485,638
(1-day SOFR + 0.36%), 5.67%, 01/08/24
(a)
40,500 40,509,889

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Commonwealth Bank of Australia
5.40%, 02/16/24
(d)
................ USD 40,750 $ 40,719,292
(1-day SOFR + 0.50%), 5.81%, 03/18/24
(a)
30,000 30,022,621
Concord Minutemen Capital Co. LLC
(a)(d)
(1-day SOFR + 0.35%), 5.66%, 12/07/23 25,000 25,003,038
(1-day SOFR + 0.55%), 5.86%, 05/16/24 32,000 32,000,144
Credit Industriel et Commercial, 5.69%
,
02/09/24
(c)
..................... 62,920 61,944,402
DNB Bank ASA
(1-day SOFR + 0.48%), 5.79%, 04/29/24
(a)
30,000 30,019,163
5.86%, 06/13/24
(c)
................ 40,000 38,591,635
5.88%, 07/30/24
(c)(d)
............... 21,000 20,106,719
Federation des Caisses Desjardins du Quebec,
5.52%
,
12/05/23
(c)
................ 30,000 29,841,917
FMS Wertmanagement
(c)
5.77%, 05/02/24 ................. 22,750 22,107,139
5.77%, 05/03/24 ................. 22,250 21,617,889
Gotham Funding Corp., 5.40%
,
11/02/23
(c)
.. 30,000 29,991,124
HSBC Bank plc, (1-day SOFR + 0.42%),
5.73%
,
01/26/24
(a)
................ 32,000 32,013,216
ING US Funding LLC
5.41%, 11/08/23
(c)
................ 27,000 26,968,009
(1-day SOFR + 0.50%), 5.81%, 02/05/24
(a)
75,000 75,053,415
5.89%, 05/01/24
(c)(d)
............... 60,000 58,280,105
Kreditanstalt fuer Wiederaufbau , 5.74%
,
05/02/24
(c)
..................... 51,500 50,051,576
Liberty Street Funding LLC, 5.88%
,
05/07/24
(c)
42,000 40,758,012
Mackinac Funding Co. LLC
(c)
5.42%, 11/07/23 ................. 49,000 48,949,122
5.81%, 03/06/24 ................. 29,150 28,572,137
Macquarie Bank Ltd.
5.46%, 11/06/23
(c)
................ 24,475 24,453,066
5.81%, 02/12/24
(c)
................ 20,000 19,674,410
(1-day SOFR + 0.38%), 5.69%, 02/16/24
(a)
89,000 89,024,680
5.86%, 03/07/24
(c)
................ 70,000 68,589,613
5.92%, 04/18/24
(c)(d)
............... 65,000 63,254,816
Microsoft Corp.
(c)
5.44%, 12/11/23 ................. 54,000 53,671,980
5.44%, 12/12/23 ................. 54,000 53,663,958
National Australia Bank Ltd.
(a)
(1-day SOFR + 0.35%), 5.66%, 12/05/23 32,000 32,006,171
(1-day SOFR + 0.48%), 5.79%, 02/02/24 60,250 60,296,225
(1-day SOFR + 0.50%), 5.81%, 04/12/24 30,000 30,019,862
(1-day SOFR + 0.35%), 5.66%, 04/19/24 64,000 64,002,039
National Bank of Canada, 5.43%
,
11/16/23
(c)
44,713 44,606,769
Natixis SA, 5.78%
,
02/07/24
(c)
.......... 54,500 53,658,812
NRW Bank, 5.69%
,
02/20/24
(c)
.......... 15,000 14,742,431
Podium Funding Trust
5.41%, 11/06/23
(c)
................ 45,000 44,960,046
(1-day SOFR + 0.40%), 5.71%, 01/03/24
(a)
33,000 33,011,328
Province of Quebec Canada, 5.38%
,
11/09/23
(c)
58,000 57,923,114
Rabobank International, 5.38%
,
12/01/23
(c)
.. 62,800 62,514,620
Royal Bank of Canada
(a)
(1-day SOFR + 0.72%), 6.03%, 12/07/23 29,000 29,014,533
(1-day SOFR + 0.67%), 5.98%, 12/12/23 18,000 18,009,293
(1-day SOFR + 0.60%), 5.91%, 05/23/24 34,000 34,041,303
Starbird Funding Corp.
(a)(d)
(1-day SOFR + 0.33%), 5.64%, 11/10/23 85,000 85,004,767
(1-day SOFR + 0.35%), 5.66%, 03/07/24 56,000 56,005,044
Swedbank AB, (1-day SOFR + 0.41%), 5.72%
,
12/28/23
(a)
..................... 75,000 75,029,254
Thunder Bay Funding LLC, 5.69%
,
02/07/24
(c)
28,000 27,574,806
UBS AG
(1-day SOFR + 0.28%), 5.64%, 12/01/23
(a)(d)
30,000 30,000,063
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
5.94%, 05/31/24
(c)
................ USD 44,000 $ 42,520,786
Versailles Commercial Paper LLC, 5.61%
,
01/02/24
(c)(d)
.................... 35,000 34,664,166
Westpac Banking Corp.
5.61%, 03/13/24
(c)
................ 31,800 31,157,869
(1-day SOFR + 0.50%), 5.81%, 04/19/24
(a)
35,000 35,020,112
(1-day SOFR + 0.52%), 5.83%, 04/19/24
(a)
35,000 35,023,388
(1-day SOFR + 0.47%), 5.78%, 07/22/24
(a)
50,000 50,007,551
Total Commercial Paper — 25.7%
(Cost: $3,485,515,007) ........................... 3,485,621,453
Corporate Bonds
Commercial Services & Supplies — 0.4%
Ecmc Group, Inc., Series 23-1, 5.38%,
11/07/23
(a)
.................... 53,500 53,500,000
Consumer Finance — 0.2%
Toyota Motor Credit Corp., (1-day SOFR +
0.38%), 5.70%, 02/22/24
(a)
.......... 22,655 22,656,924
Total Corporate Bonds — 0.6%
(Cost: $76,155,000) .............................. 76,156,924
Municipal Bonds
California — 0.1%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT0955, RB , VRDN (JPMorgan
Chase Bank NA LIQ) , 5.50%, 11/07/23
(d)(e)(f)
7,000 7,000,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series
2023-1, RB , VRDN (Royal Bank of Canada
LOC) , 5.38%, 11/07/23
(f)
............ 12,561 12,561,000
New York — 0.1%
State of New York Mortgage Agency
Homeowner Mortgage , Series 238,
RB , VRDN (Barclays Bank plc LOC) ,
5.35%, 11/07/23
(f)
................ 18,000 18,000,000
Other — 0.4%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 5.44%, 11/07/23 30,370 30,370,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2021-XF2926T, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 5.59%, 11/07/23 .... 9,780 9,779,769
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005, RB , VRDN
(Barclays Bank plc LOC) , 5.45%, 11/07/23 7,905 7,905,000
Tender Option Bond Trust Receipts/Certificates ,
Series 2021-XF2953TX, RB , VRDN
(Barclays Bank plc LOC) , 5.45%, 11/07/23 9,000 9,000,000
57,054,769

Schedule of Investments
(continued)
October 31, 2023
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XF2, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 5.59%, 11/07/23
(d)(e)(f)
. USD 5,015 $ 5,014,580
Total Municipal Bonds — 0.7%
(Cost: $99,630,349) .............................. 99,630,349
Time Deposits
ABN AMRO Bank NV
5.31%, 11/01/23 ................. 78,000 78,000,000
Credit Agricole Corporate & Investment Bank
SA, 5.30%, 11/01/23 .............. 153,870 153,870,000
Erste Group Bank AG, 5.32%, 11/01/23 .... 400,000 400,000,000
First Abu Dhabi Bank USA NV, 5.32%, 11/01/23 400,000 400,000,000
ING Bank NV, 5.33%, 11/07/23 .......... 355,000 355,000,000
KBC Bank NV, 5.32%, 11/01/23 ......... 150,000 150,000,000
Mizuho Bank Ltd., 5.32%, 11/01/23 ....... 255,000 255,000,000
Royal Bank of Canada, 5.32%, 11/01/23 ... 121,000 121,000,000
Skandinaviska Enskilda Banken AB,
5.32%, 11/01/23 ................. 360,000 360,000,000
Svenska Handelsbanken AB, 5.31%, 11/01/23 310,000 310,000,000
Swedbank AB, 5.32%, 11/01/23 ......... 139,000 139,000,000
Total Time Deposits — 20.1%
(Cost: $2,721,870,000) ........................... 2,721,870,000
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Discount Notes,
5.12%, 12/11/23
(c)
............... USD 65,000 $ 64,628,089
United States International Development
Finance Corp. Variable Rate Notes,
(3-mo. Treasury Bill Rate + 0.00%),
5.57%, 11/07/23
(a)
...............
6,964 6,964,286
Total U.S. Government Sponsored Agency Obligations — 0.5%
(Cost: $71,577,897) .............................. 71,592,375
U.S. Treasury Obligations
U.S. Treasury Bills , 5.27%, 12/12/23
(c)
..... 52,975 52,655,991
U.S. Treasury Notes , (US Treasury 3 Month
Bill Money Market Yield + 0.17%),
5.55%, 04/30/25
(a)
................ 8,000 8,007,873
Total U.S. Treasury Obligations — 0.5%
(Cost: $60,656,695) .............................. 60,663,864
Total Repurchase Agreements — 23.3%
(Cost: $3,157,000,000) ........................... 3,157,000,000
Total Investments — 94.8%
(Cost: $12,844,977,393 )
(g)
......................... 12,845,367,866
Other Assets Less Liabilities — 5.2% ................... 710,229,910
Net Assets — 100.0% ..............................
$ 13,555,597,776
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
TempCash

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.39%
(a)
10/31/23 11/01/23 $ 75,000 $ 75,000,000 $ 75,011,229
Corporate/Debt
Obligations, 0.39% to
7.28%, due 06/15/26 to
02/18/70 ......... $ 416,221,585 $ 80,250,458
5.44
(b)
10/31/23 11/08/23 20,000 20,000,000 20,024,178
Corporate/Debt
Obligations, 2.90% to
5.12%, due 02/01/29 to
03/17/52 ......... 30,290,000 21,000,536
5.64
(b)
10/31/23 12/06/23 80,000 80,000,000 80,451,200
Corporate/Debt
Obligations, 0.36% to
7.91%, due 08/15/25 to
01/25/72 ......... 207,383,390 85,600,000
– –
$ 175,000,000 $ 186,850,994
– –
Bank of Montreal .... 5.42 10/26/23 11/02/23 18,000 18,000,000 18,018,970
U.S. Government
Sponsored Agency
Obligations, 0.28% to
5.00%, due 12/20/50 to
04/20/72 ......... 432,959,150 18,900,000
– –
Barclays Bank plc ... 5.42
(a)
10/31/23 11/01/23 212,000 212,000,000 212,031,918
Corporate/Debt
Obligations, 2.90% to
7.95%, due 10/30/24 to
01/15/77 ......... 238,433,000 222,600,483
5.44
(a)
10/31/23 11/01/23 52,000 52,000,000 52,007,858
Corporate/Debt
Obligations, 0.00% to
5.17%, due 04/01/35 to
02/15/53 ......... 75,412,000 55,640,900
5.54
(a)
10/31/23 11/01/23 68,000 68,000,000 68,010,464
Corporate/Debt
Obligations, 3.75% to
10.50%, due 06/15/25
to 03/01/31 ....... 95,953,000 77,468,468
5.57
(b)
10/31/23 12/06/23 18,000 18,000,000 18,100,260
Corporate/Debt
Obligations, 2.44% to
4.00%, due 04/01/40 to
10/15/56 ......... 26,102,000 19,260,614
– –
$ 350,000,000 $ 374,970,465
– –
Barclays Capital, Inc. . 5.55
(b)
10/31/23 12/06/23 95,000 95,000,000 95,527,250
U.S. Treasury
Obligation, 2.63%, due
05/31/27 ......... 103,282,600 96,900,082
– –
BNP Paribas SA .... 5.41 10/31/23 11/01/23 57,000 57,000,000 57,008,566
Corporate/Debt
Obligations, 2.30% to
4.35%, due 03/12/31 to
05/01/48 ......... 77,865,000 59,850,313
5.42
(a)
10/31/23 11/01/23 51,000 51,000,000 51,007,678
Corporate/Debt
Obligations, 1.04% to
5.20%, due 08/18/25 to
04/01/51 ......... 81,701,925 53,550,014
– –
$ 108,000,000 $ 113,400,327
– –
Citigroup Global Markets,
Inc. ........... 5.30
(c)
10/31/23 11/01/23 1,000 1,000,000 1,000,147
U.S. Treasury
Obligations, 0.50% to
4.00%, due 11/30/23 to
02/28/30 ......... 1,080,754 1,020,000
5.30 10/31/23 11/01/23 10,000 10,000,000 10,001,472
U.S. Government
Sponsored Agency
Obligations, 4.76% to
7.49%, due 08/20/73 to
09/20/73 ......... 9,627,693 10,200,940

Schedule of Investments
(continued)
October 31, 2023
TempCash
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.38%
(a)
10/31/23 11/01/23 $ 19,000 $ 19,000,000 $ 19,002,839
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
4.00%, due 11/08/23 to
10/31/29 ......... $ 20,045,851 $ 19,938,630
5.62
(b)
10/31/23 01/02/24 5,000 5,000,000 5,049,175
Corporate/Debt
Obligation, 3.56%, due
08/25/55 ......... 6,232,786 5,350,001
– –
$ 35,000,000 $ 36,509,571
– –
Credit Agricole Corporate
& Investment Bank SA 5.30 10/31/23 11/01/23 220,000 220,000,000 220,032,389
U.S. Treasury
Obligations, 4.88% to
5.00%, due 09/30/25 to
10/31/28 ......... 223,723,400 224,400,072
5.30 10/31/23 11/01/23 100,000 100,000,000 100,014,722
U.S. Treasury
Obligation, 2.38%, due
10/15/28 ......... 101,862,900 102,000,073
5.44
(b)
10/31/23 11/08/23 37,000 37,000,000 37,044,729
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.35% to
11.75%, due 09/08/24
to 06/25/51 ....... 41,960,195 39,101,137
– –
$ 357,000,000 $ 365,501,282
– –
JP Morgan Securities
LLC ........... 5.31 10/31/23 11/01/23 1,102,000 1,102,000,000 1,102,162,545
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.00% to
7.50%, due 08/20/32 to
10/20/63 ......... 1,358,667,400 1,124,055,395
5.44
(a)
10/31/23 11/01/23 50,000 50,000,000 50,007,556
Corporate/Debt
Obligations, 0.00%, due
12/01/23 to 02/01/24 52,456,556 51,970,297
5.52
(a)
10/31/23 11/01/23 25,000 25,000,000 25,003,833
Corporate/Debt
Obligations, 2.58% to
5.97%, due 11/01/24 to
10/01/60 ......... 28,441,000 26,750,157
5.54
(a)
10/31/23 11/01/23 25,000 25,000,000 25,003,847
Corporate/Debt
Obligations, 1.54% to
6.25%, due 11/19/24 to
12/01/56 ......... 29,310,366 27,771,768
5.62
(a)
10/31/23 11/01/23 70,000 70,000,000 70,010,928
Corporate/Debt
Obligations, 3.88% to
13.00%, due 03/15/24
to 11/01/57 ....... 89,451,051 79,882,251
5.62
(b)
10/31/23 11/08/23 100,000 100,000,000 100,124,889
Corporate/Debt
Obligations, 0.30% to
9.47%, due 11/15/35 to
07/25/59 ......... 128,696,214 107,000,001
5.69
(b)
10/31/23 01/30/24 40,000 40,000,000 40,575,322
Corporate/Debt
Obligations, 1.36% to
6.22%, due 05/14/29 to
03/25/68 ......... 59,307,596 42,800,001
5.80
(b)
10/31/23 01/30/24 90,000 90,000,000 91,319,500
Corporate/Debt
Obligations, 0.04% to
13.00%, due 01/25/27
to 07/25/68 ....... 539,835,642 96,560,230
5.80
(b)
10/31/23 01/30/24 25,000 25,000,000 25,366,528
Corporate/Debt
Obligations, 4.95% to
8.25%, due 02/01/25 to
10/07/79 ......... 26,995,000 26,835,387

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
TempCash

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.80%
(b)
10/31/23 01/30/24 $ 65,000 $ 65,000,000 $ 65,952,972
Corporate/Debt
Obligations, 2.50% to
6.75%, due 01/23/31 to
07/25/63 ......... $ 85,696,345 $ 69,385,115
– –
$ 1,592,000,000 $ 1,653,010,602
– –
Mizuho Securities USA
LLC ........... 5.77
(b)
10/31/23 12/06/23 50,000 50,000,000 50,288,500
U.S. Treasury
Obligations, 0.50% to
4.50%, due 04/30/24 to
10/31/27 ......... 57,161,400 51,000,002
– –
Natixis Securities
Americas LLC .... 5.43
(a)
10/31/23 11/01/23 36,000 36,000,000 36,005,430
Corporate/Debt
Obligations, 2.51% to
7.95%, due 05/01/25 to
11/15/95 ......... 42,804,000 37,800,458
5.46
(b)
10/31/23 11/08/23 9,000 9,000,000 9,010,920
Corporate/Debt
Obligations, 1.00% to
7.75%, due 05/01/25 to
11/15/95 ......... 11,012,000 9,450,536
5.54
(b)
10/31/23 11/08/23 5,000 5,000,000 5,006,156
Corporate/Debt
Obligations, 2.70% to
7.72%, due 12/01/26 to
08/17/50 ......... 5,656,580 5,391,862
– –
$ 50,000,000 $ 52,642,856
– –
TD Securities USA LLC 5.40
(a)
10/31/23 11/01/23 126,000 126,000,000 126,018,900
Corporate/Debt
Obligations, 2.65% to
12.00%, due 11/15/23
to 02/08/51 ....... 174,250,602 136,536,503
– –
Wells Fargo Securities
LLC ........... 5.31 10/31/23 11/01/23 10,000 10,000,000 10,001,475
U.S. Government
Sponsored Agency
Obligations, 1.00% to
5.45%, due 09/04/24 to
07/23/26 ......... 10,930,000 10,202,366
5.66
(b)
10/31/23 12/31/23 23,000 23,000,000 23,220,583
Corporate/Debt
Obligations, 1.65% to
6.97%, due 06/01/24 to
06/30/51 ......... 26,789,000 24,610,291
5.71
(b)
10/31/23 01/30/24 143,000 143,000,000 145,064,006
Corporate/Debt
Obligations, 0.03% to
6.84%, due 06/15/34 to
09/17/64 ......... 1,374,869,002 153,010,000
5.71
(b)
10/31/23 02/04/24 25,000 25,000,000 25,380,667
Corporate/Debt
Obligations, 0.00% to
6.42%, due 09/13/32 to
09/17/64 ......... 497,978,704 26,750,000
– –
$ 201,000,000 $ 214,572,657
– –
$ 3,157,000,000 $ 3,300,795,341
– –
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Traded in a joint account.

Schedule of Investments
(continued)
October 31, 2023
TempCash
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 3,172,832,901 $ — $ 3,172,832,901
Commercial Paper ....................................... — 3,485,621,453 — 3,485,621,453
Corporate Bonds ........................................ — 76,156,924 — 76,156,924
Municipal Bonds ......................................... — 99,630,349 — 99,630,349
Repurchase Agreements ................................... — 3,157,000,000 — 3,157,000,000
Time Deposits .......................................... — 2,721,870,000 — 2,721,870,000
U.S. Government Sponsored Agency Obligations ................... — 71,592,375 — 71,592,375
U.S. Treasury Obligations ................................... — 60,663,864 — 60,663,864
$ — $ 12,845,367,866 $ — $ 12,845,367,866

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
October 31, 2023
TempFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 4.9%
Bank of America NA
5.40%, 11/15/23 ................. USD 15,000 $ 14,999,027
(1-day SOFR + 0.32%), 5.63%, 12/14/23
(a)
19,000 19,003,625
5.75%, 01/09/24 ................. 26,000 26,004,807
5.25%, 01/31/24 ................. 30,000 29,945,838
5.44%, 02/06/24 ................. 18,388 18,364,397
5.90%, 05/14/24 ................. 15,000 14,998,861
6.00%, 08/21/24 ................. 11,000 11,002,523
Citibank NA
5.80%, 02/26/24 - 03/18/24 .......... 20,105 20,107,720
5.89%, 05/10/24 ................. 13,000 12,997,422
5.92%, 06/20/24 ................. 20,000 20,005,070
Wells Fargo Bank NA
(a)
(1-day SOFR + 0.50%), 5.81%, 01/22/24 . 30,000 30,021,357
(1-day SOFR + 0.35%), 5.66%, 03/07/24 . 25,000 25,005,493
(1-day SOFR + 0.64%), 5.95%, 07/17/24 . 14,000 14,016,740
256,472,880
Yankee — 18.9%
(b)
Bank of Nova Scotia (The), Houston
(a)
(1-day SOFR + 0.49%), 5.80%, 01/26/24 . 14,000 14,009,936
(1-day SOFR + 0.47%), 5.78%, 06/03/24 . 25,000 25,009,988
BNP Paribas SA, New York
5.25%, 01/31/24 ................. 30,000 29,960,112
(1-day SOFR + 0.63%), 5.94%, 02/05/24
(a)
25,000 25,027,631
Canadian Imperial Bank of Commerce, New
York
5.60%, 12/01/23 - 03/04/24 .......... 34,000 33,988,511
(1-day SOFR + 0.54%), 5.85%, 01/18/24
(a)
25,000 25,023,568
5.40%, 02/08/24 ................. 15,000 14,987,446
5.90%, 06/13/24 ................. 24,000 24,004,124
Cooperatieve Rabobank UA, New York, (1-day
SOFR + 0.35%), 5.66%, 12/08/23
(a)
.... 16,000 16,003,840
Credit Agricole Corporate & Investment Bank
SA, New York
5.40%, 11/10/23 ................. 18,000 17,999,687
5.74%, 02/02/24 ................. 24,000 24,002,677
Credit Industriel et Commercial, New York
(1-day SOFR + 0.37%), 5.68%, 11/03/23 -
04/08/24
(a)
................... 59,000 59,006,548
5.60%, 11/27/23 ................. 27,000 27,002,853
DZ Bank AG, New York
(1-day SOFR + 0.35%), 5.66%, 11/08/23
(a)
37,000 37,001,892
5.40%, 11/09/23 ................. 16,000 16,000,082
HSBC Bank USA NA, New York
(1-day SOFR + 0.45%), 5.76%, 11/27/23
(a)
25,000 25,003,536
5.90%, 06/06/24 ................. 16,500 16,499,950
Korea Development Bank, New York,
5.82%, 02/16/24 ................. 12,000 12,002,733
Mitsubishi UFJ Trust & Banking Corp., New
York
5.33%, 11/07/23 ................. 51,000 51,000,000
(1-day SOFR + 0.40%), 5.71%, 02/14/24 -
03/19/24
(a)
................... 46,000 46,009,749
Mizuho Bank Ltd., New York
(a)
(1-day SOFR + 0.34%), 5.65%, 11/17/23 . 8,000 8,000,860
(1-day SOFR + 0.41%), 5.72%, 02/20/24 . 30,000 30,012,501
MUFG Bank Ltd., New York
5.62%, 11/01/23 ................. 32,000 32,000,229
(1-day SOFR + 0.43%), 5.74%, 11/10/23
(a)
17,000 17,001,288
National Australia Bank Ltd., New York, (1-day
SOFR + 0.40%), 5.71%, 01/12/24
(a)
.... 28,000 28,012,784
Nordea Bank Abp , New York
(a)
(1-day SOFR + 0.45%), 5.76%, 01/18/24 . 28,000 28,014,604
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR + 0.27%), 5.58%, 02/16/24 . USD 18,350 $ 18,350,544
(1-day SOFR + 0.47%), 5.78%, 07/24/24 . 8,000 7,999,676
Royal Bank of Canada, New York,
5.96%, 09/19/24 ................. 16,000 16,006,640
Standard Chartered Bank, New York,
5.63%, 03/01/24 ................. 20,000 19,987,506
Sumitomo Mitsui Banking Corp., New York
(a)
(1-day SOFR + 0.34%), 5.65%, 11/13/23 . 35,000 35,002,550
(1-day SOFR + 0.42%), 5.73%, 02/07/24 . 25,000 25,010,849
(1-day SOFR + 0.40%), 5.71%, 02/20/24 . 30,000 30,010,605
Sumitomo Mitsui Trust Bank Ltd., New York
5.60%, 11/29/23 ................. 50,000 50,006,026
5.61%, 12/20/23 ................. 22,000 22,001,396
(1-day SOFR + 0.42%), 5.73%, 01/29/24
(a)
30,000 30,014,058
Toronto-Dominion Bank (The), New York
5.27%, 01/24/24 ................. 30,000 29,962,031
5.82%, 05/24/24 ................. 15,000 14,987,140
6.00%, 10/02/24 ................. 11,000 11,005,396
992,931,546
Total Certificates of Deposit — 23.8%
(Cost: $1,249,346,162) ........................... 1,249,404,426
Commercial Paper
Alinghi Funding Co. LLC, 5.92%
,
03/28/24
(c)
. 3,000 2,929,258
ANZ New Zealand Int'l Ltd., 5.41%
,
11/09/23
(c)
21,000 20,972,052
Australia & New Zealand Banking Group Ltd.
5.40%, 11/06/23
(c)
................ 12,877 12,865,588
5.40%, 11/08/23
(c)
................ 39,670 39,623,086
(1-day SOFR + 0.50%), 5.81%, 04/02/24
(a)(d)
10,000 10,007,472
5.77%, 07/30/24
(c)
................ 10,000 9,582,227
Bank of Montreal
(1-day SOFR + 0.40%), 5.71%, 12/18/23
(a)
31,000 31,010,029
5.81%, 04/01/24
(c)
................ 10,000 9,762,298
5.81%, 04/03/24
(c)
................ 12,000 11,710,925
5.86%, 06/05/24
(c)
................ 25,000 24,151,112
Barclays Bank plc, 5.35%
,
11/01/23
(c)(d)
.... 30,000 29,995,602
Bedford Row Funding Corp., (1-day SOFR +
0.35%), 5.66%
,
03/19/24
(a)
.......... 23,000 23,001,054
Bennington Stark Capital Co. LLC
(c)(d)
5.40%, 11/01/23 ................. 42,000 41,993,785
5.41%, 11/02/23 ................. 66,000 65,980,441
BPCE SA, 5.78%
,
02/07/24
(c)(d)
.......... 5,000 4,922,893
CDP Financial, Inc.
(d)
5.38%, 11/01/23
(c)
................ 37,500 37,494,476
(1-day SOFR + 0.36%), 5.67%, 01/08/24
(a)
18,000 18,004,395
Citigroup Global Markets, Inc., 5.82%
,
03/22/24
(c)
..................... 20,000 19,553,967
Commonwealth Bank of Australia
5.40%, 02/16/24
(d)
................ 21,000 20,984,175
(1-day SOFR + 0.50%), 5.81%, 03/18/24
(a)
14,000 14,010,557
Concord Minutemen Capital Co. LLC, (1-day
SOFR + 0.55%), 5.86%
,
05/16/24
(a)(d)
... 13,000 13,000,058
Credit Industriel et Commercial, 5.69%
,
02/09/24
(c)
..................... 25,000 24,612,366
DNB Bank ASA
(1-day SOFR + 0.48%), 5.79%, 04/29/24
(a)
10,000 10,006,388
5.86%, 06/13/24
(c)
................ 15,000 14,471,863
5.88%, 07/30/24
(c)(d)
............... 10,000 9,574,628
Federation des Caisses Desjardins du Quebec,
5.52%
,
12/05/23
(c)
................ 20,000 19,894,611
FMS Wertmanagement
(c)
5.77%, 05/02/24 ................. 9,000 8,745,681
5.77%, 05/03/24 ................. 9,000 8,744,315

Schedule of Investments
(continued)
October 31, 2023
TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Gotham Funding Corp., 5.40%
,
11/02/23
(c)
.. USD 12,000 $ 11,996,450
HSBC Bank plc, (1-day SOFR + 0.42%),
5.73%
,
01/26/24
(a)
................ 14,000 14,005,782
ING US Funding LLC
5.41%, 11/08/23
(c)
................ 12,000 11,985,782
(1-day SOFR + 0.50%), 5.81%, 02/05/24
(a)
25,000 25,017,805
5.89%, 05/01/24
(c)(d)
............... 22,000 21,369,372
Kreditanstalt fuer Wiederaufbau , 5.74%
,
05/02/24
(c)
..................... 21,000 20,409,380
Liberty Street Funding LLC, 5.88%
,
05/07/24
(c)
16,000 15,526,862
Mackinac Funding Co. LLC, 5.42%
,
11/07/23
(c)
15,000 14,984,425
Macquarie Bank Ltd.
(c)
5.46%, 11/06/23 ................. 15,235 15,221,347
5.81%, 02/12/24 ................. 15,000 14,755,808
5.86%, 03/07/24 ................. 25,000 24,496,290
5.92%, 04/18/24
(d)
................ 27,000 26,275,077
Microsoft Corp.
(c)
5.44%, 12/11/23 ................. 22,000 21,866,362
5.44%, 12/12/23 ................. 22,000 21,863,094
National Australia Bank Ltd.
(a)
(1-day SOFR + 0.35%), 5.66%, 12/05/23 15,000 15,002,893
(1-day SOFR + 0.50%), 5.81%, 04/12/24 12,000 12,007,945
(1-day SOFR + 0.35%), 5.66%, 04/19/24 24,000 24,000,764
Natixis SA, 5.78%
,
02/07/24
(c)
.......... 22,000 21,660,438
Podium Funding Trust, 5.41%
,
11/06/23
(c)
.. 20,000 19,982,243
Royal Bank of Canada, (1-day SOFR + 0.60%),
5.91%
,
05/23/24
(a)
................ 15,500 15,518,829
Starbird Funding Corp., (1-day SOFR + 0.33%),
5.64%
,
11/10/23
(a)(d)
............... 35,000 35,001,963
Swedbank AB, (1-day SOFR + 0.41%), 5.72%
,
12/28/23
(a)
..................... 25,000 25,009,751
Thunder Bay Funding LLC, 5.69%
,
02/07/24
(c)
12,000 11,817,774
UBS AG, 5.94%
,
05/31/24
(c)
............ 17,000 16,428,485
Versailles Commercial Paper LLC, 5.61%
,
01/02/24
(c)(d)
.................... 14,750 14,608,470
Westpac Banking Corp.
5.61%, 03/13/24
(c)
................ 14,000 13,717,301
(1-day SOFR + 0.50%), 5.81%, 04/19/24
(a)
15,000 15,008,620
(1-day SOFR + 0.52%), 5.83%, 04/19/24
(a)
13,000 13,008,687
(1-day SOFR + 0.47%), 5.78%, 07/22/24
(a)
20,000 20,003,020
Total Commercial Paper — 20.8%
(Cost: $1,090,141,041) ........................... 1,090,156,321
Corporate Bonds
Commercial Services & Supplies — 0.4%
Ecmc Group, Inc., Series 23-1, 5.38%,
11/07/23
(a)
.................... 21,000 21,000,000
Consumer Finance — 0.3%
Toyota Motor Credit Corp., (1-day SOFR +
0.38%), 5.70%, 02/22/24
(a)
.......... 13,595 13,596,155
Total Corporate Bonds — 0.7%
(Cost: $34,595,000) .............................. 34,596,155
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California — 0.3%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2020-MIZ9042, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 5.44%, 11/07/23 .... USD 3,155 $ 3,155,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT0955, RB , VRDN (JPMorgan
Chase Bank NA LIQ) , 5.50%, 11/07/23 .. 10,885 10,885,000
14,040,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series
2023-1, RB , VRDN (Royal Bank of Canada
LOC) , 5.38%, 11/07/23
(f)
............ 5,639 5,639,000
New York — 0.5%
State of New York Mortgage Agency
Homeowner Mortgage , Series 238,
RB , VRDN (Barclays Bank plc LOC) ,
5.35%, 11/07/23
(f)
................ 27,000 27,000,000
Other — 1.4%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 5.44%, 11/07/23 26,185 26,185,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2021-XF2926T, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 5.59%, 11/07/23 .... 24,841 24,840,954
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005, RB , VRDN
(Barclays Bank plc LOC) , 5.45%, 11/07/23 8,920 8,920,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-XF2908, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
5.59%, 11/07/23 ................. 11,910 11,909,557
Tender Option Bond Trust Receipts/Certificates ,
Series 2021-XF2953TX, RB , VRDN
(Barclays Bank plc LOC) , 5.45%, 11/07/23 3,500 3,500,000
75,355,511
Total Municipal Bonds — 2.3%
(Cost: $122,034,511) ............................. 122,034,511
Time Deposits
Credit Agricole Corporate & Investment Bank
SA, 5.30%, 11/01/23 .............. 95,925 95,925,000
Erste Group Bank AG, 5.32%, 11/01/23 .... 160,000 160,000,000
First Abu Dhabi Bank USA NV, 5.32%, 11/01/23 107,000 107,000,000
ING Bank NV, 5.33%, 11/07/23 .......... 109,000 109,000,000
Mizuho Bank Ltd., 5.32%, 11/01/23 ....... 75,000 75,000,000
Royal Bank of Canada, 5.32%, 11/01/23 ... 157,000 157,000,000
Skandinaviska Enskilda Banken AB,
5.32%, 11/01/23 ................. 159,000 159,000,000
Svenska Handelsbanken AB, 5.31%, 11/01/23 200,000 200,000,000
Swedbank AB, 5.32%, 11/01/23 ......... 60,000 60,000,000
Total Time Deposits — 21.4%
(Cost: $1,122,925,000) ........................... 1,122,925,000

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
TempFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Discount Notes,
5.12%, 12/11/23
(c)
............... USD 24,000 $ 23,862,679
United States International Development
Finance Corp. Variable Rate Notes,
(3-mo. Treasury Bill Rate + 0.00%),
5.57%, 11/07/23
(a)
...............
5,107 5,107,143
Total U.S. Government Sponsored Agency Obligations — 0.5%
(Cost: $28,964,476) .............................. 28,969,822
U.S. Treasury Obligations
U.S. Treasury Bills , 5.27%, 12/12/23
(c)
..... 20,375 20,252,304
U.S. Treasury Notes , (US Treasury 3 Month
Bill Money Market Yield + 0.17%),
5.55%, 04/30/25
(a)
................ 4,000 4,003,937
Total U.S. Treasury Obligations — 0.5%
(Cost: $24,253,056) .............................. 24,256,241
Total Repurchase Agreements — 24.0%
(Cost: $1,260,000,000) ........................... 1,260,000,000
Total Investments — 94.0%
(Cost: $4,932,259,246 )
(g)
.......................... 4,932,342,476
Other Assets Less Liabilities — 6.0% ................... 313,269,528
Net Assets — 100.0% ..............................
$ 5,245,612,004
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(continued)
October 31, 2023
TempFund
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.30%
(a)
10/31/23 11/01/23 $ 1,000 $ 1,000,000 $ 1,000,147
U.S. Treasury
Obligations, 0.00%, due
05/15/24 to 11/15/42 . $ 1,717,901 $ 1,020,000
5.39
(b)
10/31/23 11/01/23 23,000 23,000,000 23,003,444
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 5.33% to
10.32%, due 02/25/42
to 01/05/54 ....... 27,472,573 25,933,054
5.44
(c)
10/31/23 11/08/23 9,000 9,000,000 9,010,880
Corporate/Debt
Obligations, 3.63% to
4.45%, due 01/15/49 to
02/25/50 ......... 14,452,000 9,450,039
5.64
(c)
10/31/23 12/06/23 48,000 48,000,000 48,270,720
Corporate/Debt
Obligations, 1.66% to
8.75%, due 04/27/25 to
11/25/66 ......... 57,549,233 50,555,384
– –
$ 81,000,000 $ 86,958,477
– –
Bank of Montreal .... 5.42 10/26/23 11/02/23 7,000 7,000,000 7,007,377
U.S. Government
Sponsored Agency
Obligation, 5.00%, due
12/20/50 ......... 85,935,762 7,350,000
– –
Barclays Bank plc ... 5.42
(b)
10/31/23 11/01/23 73,000 73,000,000 73,010,991
Corporate/Debt
Obligations, 3.35% to
6.56%, due 07/24/28 to
12/01/47 ......... 87,417,000 76,650,404
5.44
(b)
10/31/23 11/01/23 38,000 38,000,000 38,005,742
Corporate/Debt
Obligations, 2.00% to
5.52%, due 06/01/34 to
08/15/52 ......... 47,480,000 40,660,854
5.54
(b)
10/31/23 11/01/23 31,000 31,000,000 31,004,771
Corporate/Debt
Obligations, 4.75% to
10.50%, due 05/15/27
to 02/01/30 ....... 51,782,000 35,650,595
5.57
(c)
10/31/23 12/06/23 8,000 8,000,000 8,044,560
Corporate/Debt
Obligation, 6.20%, due
11/17/36 ......... 9,510,847 8,560,000
– –
$ 150,000,000 $ 161,521,853
– –
Barclays Capital, Inc. . 5.55
(c)
10/31/23 12/06/23 66,000 66,000,000 66,366,300
U.S. Treasury
Obligation, 2.63%, due
05/31/27 ......... 71,754,200 67,320,032
– –
BNP Paribas SA .... 5.41 10/31/23 11/01/23 22,000 22,000,000 22,003,306
Corporate/Debt
Obligation, 4.40%, due
06/15/28 ......... 24,302,000 23,100,563
5.42
(b)
10/31/23 11/01/23 24,000 24,000,000 24,003,613
Corporate/Debt
Obligations, 1.45% to
8.48%, due 03/15/24 to
10/31/82 ......... 29,722,000 25,200,001
– –
$ 46,000,000 $ 48,300,564
– –
Citigroup Global Markets,
Inc. ........... 5.30
(a)
10/31/23 11/01/23 1,000 1,000,000 1,000,147
U.S. Treasury
Obligations, 0.50% to
4.00%, due 11/30/23 to
02/28/30 ......... 1,080,754 1,020,000
5.30 10/31/23 11/01/23 10,000 10,000,000 10,001,472
U.S. Government
Sponsored Agency
Obligations, 0.00% to
5.25%, due 06/25/41 to
03/25/50 ......... 784,105,142 10,700,260

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
TempFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.38%
(b)
10/31/23 11/01/23 $ 29,000 $ 29,000,000 $ 29,004,334
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
2.75%, due 11/14/23 to
05/31/29 ......... $ 31,893,449 $ 29,868,695
5.62
(c)
10/31/23 01/02/24 5,000 5,000,000 5,049,175
Corporate/Debt
Obligation, 3.56%, due
08/25/55 ......... 6,232,786 5,350,001
– –
$ 45,000,000 $ 46,938,956
– –
Credit Agricole Corporate
& Investment Bank SA 5.29
(a)
10/31/23 11/01/23 1,000 1,000,000 1,000,147
U.S. Treasury
Obligations, 0.13% to
4.00%, due 10/15/24 to
02/15/53 ......... 1,318,540 1,020,008
5.30 10/31/23 11/01/23 15,000 15,000,000 15,002,208
U.S. Treasury
Obligation, 0.63%, due
01/15/24 ......... 11,713,800 15,300,121
5.44
(c)
10/31/23 11/08/23 68,000 68,000,000 68,082,205
Corporate/Debt
Obligations, 1.93% to
8.74%, due 01/09/25 to
05/10/58 ......... 71,813,365 71,528,452
– –
$ 84,000,000 $ 87,848,581
– –
JP Morgan Securities
LLC ........... 5.31 10/31/23 11/01/23 351,000 351,000,000 351,051,773
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.50%, due 09/01/36 to
10/01/53 ......... 438,331,911 358,646,887
5.44
(b)
10/31/23 11/01/23 25,000 25,000,000 25,003,778
Corporate/Debt
Obligations, 2.00% to
4.13%, due 05/02/25 to
08/25/27 ......... 27,298,000 26,250,185
5.52
(b)
10/31/23 11/01/23 13,000 13,000,000 13,001,993
Corporate/Debt
Obligations, 0.38% to
5.95%, due 03/11/24 to
01/14/31 ......... 14,343,000 13,891,285
5.54
(b)
10/31/23 11/01/23 12,000 12,000,000 12,001,847
Corporate/Debt
Obligations, 2.45% to
6.25%, due 07/01/29 to
01/05/54 ......... 14,577,096 13,241,899
5.62
(b)
10/31/23 11/01/23 30,000 30,000,000 30,004,683
Corporate/Debt
Obligations, 3.50% to
11.75%, due 03/08/24
to 06/15/45 ....... 36,606,000 33,533,763
5.62
(c)
10/31/23 11/08/23 50,000 50,000,000 50,062,444
Corporate/Debt
Obligations, 2.50% to
6.91%, due 01/18/28 to
12/25/51 ......... 59,159,979 53,500,001
5.69
(c)
10/31/23 01/30/24 17,000 17,000,000 17,244,512
Corporate/Debt
Obligations, 0.00% to
10.26%, due 06/15/25
to 05/15/68 ....... 28,984,838 18,190,001
5.80
(c)
10/31/23 01/30/24 40,000 40,000,000 40,586,444
Corporate/Debt
Obligations, 4.03% to
10.63%, due 03/16/25
to 02/25/63 ....... 45,341,659 42,788,908
5.80
(c)
10/31/23 01/30/24 30,000 30,000,000 30,439,833
Corporate/Debt
Obligations, 0.45% to
7.71%, due 02/12/28 to
10/25/66 ......... 427,771,687 32,428,507
– –
$ 568,000,000 $ 592,471,436
– –

Schedule of Investments
(continued)
October 31, 2023
TempFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Mizuho Securities USA
LLC ........... 5.47%
(b)
10/31/23 11/01/23 $ 71,000 $ 71,000,000 $ 71,010,788
Corporate/Debt
Obligations, 3.00% to
5.50%, due 02/15/41 to
09/01/53 ......... $ 77,510,000 $ 75,973,744
5.77
(c)
10/31/23 12/06/23 8,000 8,000,000 8,046,160
U.S. Government
Sponsored Agency
Obligations, 7.29% to
8.67%, due 08/25/33 to
02/25/50 ......... 17,114,759 9,600,001
– –
$ 79,000,000 $ 85,573,745
– –
Natixis Securities
Americas LLC .... 5.43
(b)
10/31/23 11/01/23 15,000 15,000,000 15,002,263
Corporate/Debt
Obligations, 1.63% to
7.75%, due 05/17/25 to
11/15/95 ......... 18,659,000 15,750,523
5.46
(c)
10/31/23 11/08/23 16,000 16,000,000 16,019,413
Corporate/Debt
Obligations, 1.00% to
7.50%, due 11/26/24 to
11/15/95 ......... 20,699,000 16,800,569
5.54
(c)
10/31/23 11/08/23 11,000 11,000,000 11,013,542
Corporate/Debt
Obligations, 2.70% to
8.38%, due 09/01/25 to
10/13/48 ......... 13,231,300 11,824,938
– –
$ 42,000,000 $ 44,376,030
– –
TD Securities USA LLC 5.40
(b)
10/31/23 11/01/23 30,000 30,000,000 30,004,500
Corporate/Debt
Obligations, 3.50% to
6.25%, due 04/29/30 to
12/01/53 ......... 40,325,000 31,500,010
– –
Wells Fargo Securities
LLC ........... 5.31 10/31/23 11/01/23 10,000 10,000,000 10,001,475
U.S. Government
Sponsored Agency
Obligations, 0.80% to
5.72%, due 09/04/24 to
10/29/27 ......... 10,995,000 10,200,125
5.66
(c)
10/31/23 12/31/23 10,000 10,000,000 10,095,906
Corporate/Debt
Obligations, 2.98% to
6.45%, due 03/15/25 to
02/15/35 ......... 11,010,000 10,700,890
5.71
(c)
10/31/23 01/30/24 42,000 42,000,000 42,606,212
Corporate/Debt
Obligations, 0.21% to
7.97%, due 05/12/34 to
10/25/68 ......... 371,028,712 44,940,000
– –
$ 62,000,000 $ 65,841,015
– –
$ 1,260,000,000 $ 1,326,000,699
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
TempFund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 1,249,404,426 $ — $ 1,249,404,426
Commercial Paper ....................................... — 1,090,156,321 — 1,090,156,321
Corporate Bonds ........................................ — 34,596,155 — 34,596,155
Municipal Bonds ......................................... — 122,034,511 — 122,034,511
Repurchase Agreements ................................... — 1,260,000,000 — 1,260,000,000
Time Deposits .......................................... — 1,122,925,000 — 1,122,925,000
U.S. Government Sponsored Agency Obligations ................... — 28,969,822 — 28,969,822
U.S. Treasury Obligations ................................... — 24,256,241 — 24,256,241
$ — $ 4,932,342,476 $ — $ 4,932,342,476

Schedule of Investments
October 31, 2023
T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
5.31%, 12/21/23 ................. USD 134,945 $ 133,976,020
5.34%, 12/28/23 ................. 1,144,300 1,134,854,315
5.34%, 01/04/24 ................. 420,180 416,250,851
5.35%, 01/11/24 ................. 82,075 81,221,944
5.38%, 01/18/24 ................. 1,540,075 1,522,256,332
5.39%, 01/30/24 ................. 307,287 303,180,483
5.41%, 02/01/24 ................. 1,511,410 1,491,065,787
5.41%, 02/06/24 ................. 528,930 521,305,328
5.40%, 02/08/24 ................. 144,705 142,609,853
5.43%, 02/13/24 ................. 1,994,565 1,963,717,814
5.43%, 02/22/24 ................. 1,150,070 1,130,960,787
5.43%, 02/29/24 ................. 19,274 18,930,182
5.45%, 03/07/24 ................. 230,295 225,989,123
5.45%, 03/14/24 ................. 1,071,335 1,050,199,647
5.47%, 03/21/24 ................. 121,620 119,095,372
5.48%, 04/04/24 ................. 950,085 928,240,962
5.50%, 04/18/24 ................. 1,740,385 1,697,585,302
5.49%, 05/02/24 ................. 500,000 486,552,222
5.44%, 05/16/24 ................. 346,455 337,460,796
5.38%, 06/13/24 ................. 393,440 381,269,939
5.42%, 08/08/24 ................. 519,080 498,528,057
5.42%, 09/05/24 ................. 320,370 306,275,099
5.43%, 10/03/24 ................. 277,645 264,293,791
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.39%, 10/31/24 ................. USD 345,145 $ 327,224,880
U.S. Treasury Notes
(b)
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.37%, 01/31/24 ..... 796,880 796,880,000
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.31%, 04/30/24 ..... 267,915 267,818,089
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.52%, 10/31/24 .... 567,995 568,041,401
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.58%, 01/31/25 .... 400,000 400,100,179
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.55%, 04/30/25 .... 3,523,565 3,523,493,907
(US Treasury 3 Month Bill Money Market
Yield + 0.13%), 5.51%, 07/31/25 .... 1,268,235 1,267,252,998
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.55%, 10/31/25 .... 1,829,723 1,829,723,000
Total U.S. Treasury Obligations — 25.2%
(Cost: $24,136,354,460) ........................... 24,136,354,460
Total Repurchase Agreements — 71.4%
(Cost: $68,244,691,250) ........................... 68,244,691,250
Total Investments — 96.6%
(Cost: $92,381,045,710 ) ........................... 92,381,045,710
Other Assets Less Liabilities — 3.4% ................... 3,227,754,342
Net Assets — 100.0% ..............................
$ 95,608,800,052
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
T-Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.30%
(a)
10/31/23 11/01/23 $ 399,000 $ 399,000,000 $ 399,058,742
U.S. Treasury
Obligations, 0.00%, due
05/15/24 to 11/15/42 . $ 685,442,203 $ 406,980,000
5.30 10/31/23 11/01/23 25,000 25,000,000 25,003,681
U.S. Treasury
Obligation, 2.75%, due
07/31/27 ......... 27,272,600 25,500,072
5.30 10/31/23 11/01/23 5,000 5,000,000 5,000,736
U.S. Treasury
Obligation, 4.63%, due
06/30/25 ......... 5,065,600 5,100,059
– –
$ 429,000,000 $ 437,580,131
– –
Bank of Montreal .... 5.29 10/31/23 11/01/23 146,000 146,000,000 146,021,454
U.S. Treasury
Obligations, 0.00% to
4.63%, due 11/24/23 to
10/15/26 ......... 150,947,600 148,920,085
– –
Bank of Nova Scotia
(The) .......... 5.29 10/31/23 11/01/23 203,000 203,000,000 203,029,830
U.S. Treasury
Obligations, 0.38% to
4.63%, due 07/31/27 to
09/30/30 ......... 218,182,900 207,090,499
– –
Barclays Bank plc ... 5.30 10/31/23 11/01/23 10,000 10,000,000 10,001,472
U.S. Treasury
Obligation, 3.88%, due
03/31/25 ......... 10,360,500 10,200,079
5.30 10/31/23 11/01/23 3,500,000 3,500,000,000 3,500,515,278
U.S. Treasury
Obligations, 3.50% to
5.58%, due 01/31/24 to
11/15/42 ......... 3,671,565,000 3,570,000,069
– –
$ 3,510,000,000 $ 3,580,200,148
– –
BNP Paribas SA .... 5.29 10/31/23 11/01/23 2,600,000 2,600,000,000 2,600,382,055
U.S. Treasury
Obligations, 0.00% to
6.50%, due 02/15/25 to
02/15/53 ......... 3,321,413,765 2,652,000,018
5.29 10/31/23 11/01/23 2,000 2,000,000 2,000,294
U.S. Treasury
Obligations, 0.00% to
3.88%, due 01/18/24 to
08/15/33 ......... 2,191,700 2,040,005
5.36 10/12/23 11/14/23 800,000 800,000,000 803,930,667
U.S. Treasury
Obligations, 0.00% to
6.63%, due 05/15/25 to
08/15/52 ......... 764,828,660 816,000,052
– –
$ 3,402,000,000 $ 3,470,040,075
– –
Citibank NA ........ 5.30 10/31/23 11/01/23 100,000 100,000,000 100,014,722
U.S. Treasury
Obligations, 0.00% to
4.63%, due 11/16/23 to
02/15/53 ......... 106,929,300 102,000,052
– –
Citigroup Global Markets,
Inc. ........... 5.30
(a)
10/31/23 11/01/23 385,000 385,000,000 385,056,680
U.S. Treasury
Obligations, 0.50% to
4.00%, due 11/30/23 to
02/28/30 ......... 416,090,321 392,700,018
5.30 10/31/23 11/01/23 200,000 200,000,000 200,029,444
U.S. Treasury
Obligations, 2.13% to
2.38%, due 05/15/25 to
05/15/29 ......... 223,057,300 204,000,006
5.30 10/31/23 11/01/23 5,000 5,000,000 5,000,736
U.S. Treasury
Obligations, 0.00% to
5.55%, due 10/03/24 to
10/31/28 ......... 5,084,500 5,100,077
5.31 10/31/23 11/01/23 1,050,000 1,050,000,000 1,050,154,875
U.S. Treasury
Obligations, 0.63% to
4.63%, due 06/15/26 to
10/31/26 ......... 1,114,209,300 1,071,182,386

Schedule of Investments
(continued)
October 31, 2023
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.33% 10/26/23 11/02/23 $ 850,000 $ 850,000,000 $ 850,880,931
U.S. Treasury
Obligations, 0.38% to
1.25%, due 08/15/24 to
12/31/26 ......... $ 949,846,300 $ 867,000,006
– –
$ 2,490,000,000 $ 2,539,982,493
– –
Credit Agricole Corporate
& Investment Bank SA 5.29
(a)
10/31/23 11/01/23 500,000 500,000,000 500,073,472
U.S. Treasury
Obligations, 0.13% to
4.00%, due 10/15/24 to
02/15/53 ......... 659,265,093 509,999,997
5.29 10/31/23 11/01/23 25,000 25,000,000 25,003,674
U.S. Treasury
Obligation, 0.13%, due
07/15/24 ......... 20,177,100 25,500,092
5.29 10/31/23 11/01/23 25,000 25,000,000 25,003,674
U.S. Treasury
Obligation, 0.13%, due
07/15/24 ......... 20,177,100 25,500,092
– –
$ 550,000,000 $ 561,000,181
– –
Deutsche Bank AG ... 5.30 10/31/23 11/01/23 3,500,000 3,500,000,000 3,500,515,278
U.S. Treasury
Obligations, 0.25% to
6.13%, due 12/31/23 to
02/15/52 ......... 4,287,722,500 3,570,000,100
– –
Federal Reserve Bank of
New York ....... 5.30 10/31/23 11/01/23 30,250,000 30,250,000,000 30,254,453,472
U.S. Treasury
Obligations, 1.13% to
4.75%, due 05/15/38 to
11/15/45 ......... 42,529,278,700 30,254,453,484
– –
Fixed Income Clearing
Corporation ..... 5.30 10/31/23 11/01/23 2,000,000 2,000,000,000 2,000,294,444
U.S. Treasury
Obligations, 5.30%, due
11/01/23 ......... 2,691,903,300 2,040,000,073
5.30 10/31/23 11/01/23 3,000,000 3,000,000,000 3,000,441,667
U.S. Treasury
Obligations, 0.25% to
4.63%, due 04/30/25 to
09/30/28 ......... 3,252,257,900 3,060,000,028
5.31 10/31/23 11/01/23 3,500,000 3,500,000,000 3,500,516,250
U.S. Treasury
Obligations, 1.63% to
4.63%, due 10/15/26 to
09/30/29 ......... 3,682,256,700 3,570,000,050
5.32 10/31/23 11/01/23 5,000,000 5,000,000,000 5,000,738,889
U.S. Treasury
Obligations, 0.00% to
5.55%, due 11/30/23 to
05/15/48 ......... 5,559,346,600 5,100,000,051
5.32 10/31/23 11/01/23 1,500,000 1,500,000,000 1,500,221,667
U.S. Treasury
Obligations, 0.63% to
4.38%, due 10/31/24 to
11/15/42 ......... 1,670,375,900 1,530,000,036
5.32 10/31/23 11/01/23 4,000,000 4,000,000,000 4,000,591,111
U.S. Treasury
Obligations, 0.00% to
5.55%, due 11/14/23 to
02/15/53 ......... 5,282,364,700 4,080,000,001
– –
$ 19,000,000,000 $ 19,380,000,239
– –
Goldman Sachs & Co.
LLC ........... 5.29 10/31/23 11/01/23 32,000 32,000,000 32,004,702
U.S. Treasury
Obligations, 1.63% to
2.25%, due 04/30/24 to
02/15/26 ......... 34,596,700 32,640,021
– –
HSBC Securities USA,
Inc. ........... 5.29 10/31/23 11/01/23 1,350,000 1,350,000,000 1,350,198,375
U.S. Treasury
Obligations, 0.00% to
6.75%, due 12/15/23 to
02/15/53 ......... 1,782,628,316 1,377,000,026

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
T-Fund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.29% 10/31/23 11/01/23 $ 4,000 $ 4,000,000 $ 4,000,588
U.S. Treasury
Obligation, 1.38%, due
11/15/40 ......... $ 7,107,800 $ 4,080,002
– –
$ 1,354,000,000 $ 1,381,080,028
– –
ING Financial Markets
LLC ........... 5.30 10/31/23 11/01/23 75,000 75,000,000 75,011,042
U.S. Treasury
Obligations, 0.13% to
4.50%, due 01/15/24 to
11/15/50 ......... 76,440,400 76,500,010
– –
JP Morgan Securities
LLC ........... 5.30 10/31/23 11/01/23 20,000 20,000,000 20,002,944
U.S. Treasury
Obligation, 5.37%, due
01/31/24 ......... 20,125,100 20,400,092
5.30 10/31/23 11/01/23 1,350,000 1,350,000,000 1,350,198,750
U.S. Treasury
Obligations, 0.00% to
2.25%, due 01/16/24 to
02/15/27 ......... 1,422,933,400 1,377,000,086
5.30
(b)
10/31/23 11/01/23 250,000 250,000,000 250,036,806
U.S. Treasury
Obligations, 0.00%, due
12/19/23 to 02/27/24 258,182,400 255,000,089
– –
$ 1,620,000,000 $ 1,652,400,267
– –
Morgan Stanley & Co.
LLC ........... 5.29 10/31/23 11/01/23 17,000 17,000,000 17,002,498
U.S. Treasury
Obligations, 0.00% to
2.63%, due 12/31/23 to
02/15/50 ......... 26,790,170 17,340,092
– –
MUFG Securities
Americas, Inc. .... 5.30 10/31/23 11/01/23 25,000 25,000,000 25,003,681
U.S. Treasury
Obligations, 0.00% to
3.25%, due 11/30/23 to
02/15/28 ......... 30,370,500 25,500,073
– –
Natixis SA ......... 5.29 10/31/23 11/01/23 125,000 125,000,000 125,018,368
U.S. Treasury
Obligations, 0.38% to
4.13%, due 04/30/25 to
02/15/53 ......... 136,966,200 127,500,059
5.29
(b)
10/31/23 11/01/23 243,000 243,000,000 243,035,707
U.S. Treasury
Obligations, 0.00% to
5.38%, due 11/15/24 to
02/15/53 ......... 301,661,567 247,860,012
– –
$ 368,000,000 $ 375,360,071
– –
Prudential Insurance Co.
of America ...... 5.33 10/31/23 11/01/23 12,849 12,848,750 12,850,652
U.S. Treasury
Obligation, 0.00%, due
05/15/31 ......... 19,000,000 13,107,722
5.33 10/31/23 11/01/23 28,875 28,875,000 28,879,275
U.S. Treasury
Obligation, 0.00%, due
02/15/26 ......... 33,000,000 29,456,775
5.33 10/31/23 11/01/23 11,500 11,500,000 11,501,703
U.S. Treasury
Obligation, 0.00%, due
05/15/34 ......... 20,000,000 11,731,703
5.33 10/31/23 11/01/23 13,748 13,747,500 13,749,535
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 18,000,000 14,024,575
5.33 10/31/23 11/01/23 35,000 35,000,000 35,005,182
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 100,000,000 35,705,182
5.33 10/31/23 11/01/23 28,438 28,437,500 28,441,710
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 70,000,000 29,010,810
5.33 10/31/23 11/01/23 39,300 39,300,000 39,305,819
U.S. Treasury
Obligation, 0.00%, due
02/15/37 ......... 80,000,000 40,092,219
5.33 10/31/23 11/01/23 50,050 50,050,000 50,057,410
U.S. Treasury
Obligation, 0.00%, due
05/15/38 ......... 110,000,000 51,058,410

Schedule of Investments
(continued)
October 31, 2023
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5.33% 10/31/23 11/01/23 $ 14,800 $ 14,800,000 $ 14,802,191
U.S. Treasury
Obligation, 0.00%, due
11/15/41 ......... $ 40,000,000 $ 15,098,191
5.33 10/31/23 11/01/23 20,625 20,625,000 20,628,054
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 50,000,000 21,040,554
5.33 10/31/23 11/01/23 12,075 12,075,000 12,076,788
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 28,000,000 12,318,148
5.33 10/31/23 11/01/23 38,070 38,070,000 38,075,636
U.S. Treasury
Obligation, 0.00%, due
11/15/35 ......... 72,000,000 38,836,677
5.33 10/31/23 11/01/23 30,713 30,712,500 30,717,047
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... 45,000,000 31,331,297
5.33 10/31/23 11/01/23 71,125 71,125,000 71,135,530
U.S. Treasury
Obligation, 0.00%, due
05/15/30 ......... 100,000,000 72,557,530
5.33 10/31/23 11/01/23 11,100 11,100,000 11,101,643
U.S. Treasury
Obligation, 0.00%, due
02/15/38 ......... 24,000,000 11,323,643
5.33 10/31/23 11/01/23 36,000 36,000,000 36,005,330
U.S. Treasury
Obligation, 0.00%, due
08/15/33 ......... 60,000,000 36,725,330
5.33 10/31/23 11/01/23 27,950 27,950,000 27,954,138
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 40,000,000 28,512,938
5.33 10/31/23 11/01/23 5,850 5,850,000 5,850,866
U.S. Treasury
Obligation, 0.00%, due
08/15/41 ......... 15,000,000 5,967,866
5.33 10/31/23 11/01/23 10,625 10,625,000 10,626,573
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 25,000,000 10,839,073
– –
$ 498,691,250 $ 508,738,643
– –
Royal Bank of Canada 5.29 10/31/23 11/01/23 50,000 50,000,000 50,007,347
U.S. Treasury
Obligations, 4.63% to
5.37%, due 01/31/24 to
09/15/26 ......... 51,075,900 51,000,023
– –
Societe Generale SA . 5.29 10/31/23 11/01/23 25,000 25,000,000 25,003,674
U.S. Treasury
Obligation, 4.88%, due
10/31/28 ......... 25,421,200 25,500,006
– –
TD Securities USA LLC 5.30 10/31/23 11/01/23 75,000 75,000,000 75,011,042
U.S. Treasury
Obligations, 0.38% to
4.38%, due 08/15/24 to
04/30/29 ......... 83,928,800 76,500,016
– –
Wells Fargo Securities
LLC ........... 5.29
(a)
10/31/23 11/01/23 500,000 500,000,000 500,073,472
U.S. Treasury
Obligations, 1.13% to
7.63%, due 02/15/25 to
02/15/52 ......... 721,069,483 510,000,033
5.29 10/31/23 11/01/23 25,000 25,000,000 25,003,674
U.S. Treasury
Obligation, 0.75%, due
02/15/45 ......... 28,152,400 25,500,063
– –
$ 525,000,000 $ 535,500,096
– –
$ 68,244,691,250 $ 69,009,326,833
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
T-Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 68,244,691,250 $ — $ 68,244,691,250
U.S. Treasury Obligations ................................... — 24,136,354,460 — 24,136,354,460
$ — $ 92,381,045,710 $ — $ 92,381,045,710

Schedule of Investments
October 31, 2023
Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
2.67%, 11/02/23 ................. USD 2,891,500 $ 2,891,075,875
4.58%, 11/07/23 ................. 6,192,060 6,186,592,166
4.76%, 11/09/23 ................. 6,901,670 6,893,557,287
5.00%, 11/14/23 ................. 7,670,735 7,656,020,552
5.02%, 11/16/23 ................. 7,576,865 7,560,071,761
5.12%, 11/21/23 ................. 4,315,345 4,302,627,429
5.15%, 11/24/23 ................. 750,000 747,431,667
5.19%, 11/28/23 ................. 682,958 680,248,803
5.20%, 11/30/23 ................. 1,802,985 1,795,229,161
5.23%, 12/07/23 ................. 7,156,850 7,118,916,610
5.28%, 12/14/23 ................. 1,987,300 1,975,023,454
5.31%, 12/19/23 ................. 500,000 496,456,667
5.34%, 12/26/23 ................. 1,418,400 1,406,865,208
5.34%, 12/28/23 ................. 1,137,595 1,128,192,680
5.34%, 01/02/24 ................. 3,656,000 3,622,443,396
5.34%, 01/04/24 ................. 1,564,780 1,550,072,529
5.35%, 01/11/24 ................. 4,212,460 4,168,153,105
5.36%, 01/16/24 ................. 330,425 326,706,984
5.38%, 01/18/24 ................. 1,622,075 1,603,307,592
5.38%, 01/23/24 ................. 690,145 681,648,163
5.39%, 01/30/24 ................. 3,420,092 3,374,391,021
5.41%, 02/01/24 ................. 230 226,904
5.41%, 02/06/24 ................. 4,388,710 4,325,447,897
5.40%, 02/08/24 ................. 154,380 152,144,771
5.43%, 02/13/24 ................. 1,850,515 1,821,894,613
5.44%, 02/20/24 ................. 1,652,400 1,625,116,810
5.43%, 02/22/24 ................. 1,216,180 1,195,972,324
5.45%, 02/27/24 ................. 3,000,000 2,947,539,167
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.45%, 03/14/24 ................. USD 1,257,857 $ 1,233,041,983
5.47%, 03/21/24 ................. 189,000 185,076,675
5.48%, 04/04/24 ................. 1,083,675 1,058,759,506
5.50%, 04/18/24 ................. 1,627,325 1,588,179,726
5.49%, 05/02/24 ................. 400 389,242
5.38%, 06/13/24 ................. 412,775 400,002,860
5.42%, 08/08/24 ................. 458,450 440,326,223
5.42%, 09/05/24 ................. 316,735 302,801,770
5.43%, 10/03/24 ................. 297,170 282,904,364
U.S. Treasury Notes
(b)
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.37%, 01/31/24 ..... 2,679,620 2,679,674,803
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.31%, 04/30/24 ..... 1,611,260 1,610,661,307
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 5.42%, 07/31/24 .... 826,000 825,954,175
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.52%, 10/31/24 .... 4,321,540 4,320,634,506
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.58%, 01/31/25 .... 2,614,255 2,614,919,128
(US Treasury 3 Month Bill Money Market
Yield + 0.13%), 5.51%, 07/31/25 .... 363,815 363,492,686
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.55%, 10/31/25 .... 723,515 723,515,000
Total U.S. Treasury Obligations — 96.1%
(Cost: $96,863,708,550) ........................... 96,863,708,550
Total Investments — 96.1%
(Cost: $96,863,708,550 ) ........................... 96,863,708,550
Other Assets Less Liabilities — 3.9% ................... 3,968,642,645
Net Assets — 100.0% ..............................
$ 100,832,351,195
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 96,863,708,550 $ — $ 96,863,708,550

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
October 31, 2023
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alaska — 0.9%
(a)
Alaska Housing Finance Corp. , Series 2007D,
RB , VRDN (Federal Home Loan Bank
SBPA) , 4.05%, 11/07/23 ............ USD 25,000 $ 25,000,000
Alaska Housing Finance Corp. , Series 2009-B,
RB , VRDN (Federal Home Loan Bank
SBPA) , 4.05%, 11/07/23 ............ 5,025 5,025,000
Alaska Housing Finance Corp. , Series 2009D,
RB , VRDN (Federal Home Loan Bank
SBPA) , 4.05%, 11/07/23 ............ 12,500 12,500,000
42,525,000
California — 0.7%
(a)
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2021-XF2962,
RB , VRDN (Barclays Bank plc LIQ) ,
4.11%, 11/07/23
(b)(c)
............... 4,430 4,430,000
City of Modesto , Series 2008A, COP ,
VRDN (BMO Harris Bank NA SBPA) ,
3.50%, 11/07/23 ................. 10,600 10,600,000
Los Angeles Department of Water & Power ,
Series 2001, Sub-Series B-6, RB , VRDN
(Barclays Bank plc SBPA) , 2.80%, 11/01/23 11,100 11,100,000
Los Angeles Department of Water & Power ,
Series 2021A, Sub-Series A-3, RB ,
VRDN (Royal Bank of Canada SBPA) ,
2.84%, 11/01/23 ................. 5,000 5,000,000
University of California, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XX1258, RB , VRDN (Barclays Bank plc
LIQ) , 4.11%, 11/07/23
(b)(c)
........... 2,000 2,000,000
33,130,000
Colorado — 2.8%
(a)
City of Colorado Springs Utilities System ,
Series 2009C, RB , VRDN (Sumitomo Mitsui
Banking Corp. SBPA) , 4.09%, 11/07/23 .. 4,400 4,400,000
Colorado Health Facilities Authority , Series
2022E, RB , VRDN , 3.82%, 11/01/23 .... 63,500 63,500,000
Colorado Health Facilities Authority , Series
2022F, RB , VRDN , 4.05%, 11/07/23 .... 29,100 29,100,000
Colorado Housing & Finance Authority , Series
2020A-1, RB , VRDN (Federal Home Loan
Bank SBPA) , 4.15%, 11/07/23 ........ 10,160 10,160,000
Colorado Springs Utilities System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2016-XM0433, RB , VRDN (Barclays
Bank plc LIQ) , 4.14%, 11/07/23
(b)(c)
..... 10,310 10,310,000
County of Arapahoe , Series 2001, RB , VRDN
(Federal Home Loan Mortgage Corp. LOC) ,
4.15%, 11/07/23 ................. 8,295 8,295,000
125,765,000
Connecticut — 5.9%
(a)
Connecticut Housing Finance Authority , Series
2017A-3, RB , VRDN (State Street Bank &
Trust Co. SBPA) , 4.05%, 11/07/23 ..... 22,605 22,605,000
Connecticut Housing Finance Authority ,
Series 2017F, Sub-Series F-3, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
4.10%, 11/07/23 ................. 36,930 36,930,000
Connecticut Housing Finance Authority , Series
2019 B-3, RB , VRDN (Bank of America NA
SBPA) , 4.11%, 11/07/23 ............ 11,720 11,720,000
Security
Par (000)
Par (000) Value
Connecticut (continued)
Connecticut Housing Finance Authority , Series
2020, Sub-Series A-3, RB , VRDN (UBS AG
SBPA) , 4.09%, 11/07/23 ............ USD 1,900 $ 1,900,000
Connecticut Housing Finance Authority , Series
C-3, RB , VRDN (Royal Bank of Canada
SBPA) , 4.05%, 11/07/23 ............ 12,685 12,685,000
Connecticut Housing Finance Authority ,
Series 2022, Sub-Series E-2, RB , VRDN
(Sumitomo Mitsui Banking Corp. LOC) ,
4.05%, 11/07/23 ................. 6,300 6,300,000
Connecticut Housing Finance Authority , Series
2018 A-3, RB , VRDN (Bank of America NA
SBPA) , 4.11%, 11/07/23 ............ 39,215 39,215,000
Connecticut State Health & Educational
Facilities Authority , Series 2000A, RB , VRDN
(TD Bank NA SBPA) , 3.95%, 11/07/23 ... 14,100 14,100,000
Connecticut State Health & Educational
Facilities Authority , Series 2017A-1, RB ,
VRDN , 3.75%, 11/07/23 ............ 42,890 42,890,000
Connecticut State Health & Educational
Facilities Authority , Series 2017A-2, RB ,
VRDN , 3.90%, 11/07/23 ............ 56,410 56,410,000
State of Connecticut , Series 2016C, GO ,
VRDN (Bank of America NA SBPA) ,
4.13%, 11/07/23 ................. 21,655 21,655,000
266,410,000
Delaware — 0.5%
University of Delaware , Series 2013C,
RB , VRDN (TD Bank NA SBPA) ,
3.95%, 11/01/23
(a)
................ 23,100 23,100,000
District of Columbia — 0.1%
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2019-XG0267, RB ,
VRDN (Bank of America NA LOC) ,
4.14%, 11/07/23
(a)(b)(c)
.............. 3,110 3,110,000
Florida — 4.3%
Broward County Tourist Development, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XL0429, RB , VRDN (Wells
Fargo Bank NA LIQ) , 4.20%, 11/07/23
(a)(b)(c)
3,720 3,720,000
Cape Coral, Water & Sewer System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-YX1317, RB , VRDN (Barclays
Bank plc LOC) , 4.13%, 11/07/23
(a)(b)(c)
... 12,135 12,135,000
City of Gainesville, Utilities System , Series
2012B, RB , VRDN (Barclays Bank plc
SBPA) , 3.90%, 11/01/23
(a)
........... 26,825 26,825,000
City of Gainesville, Utilities System , Series
2019C, RB , VRDN (Bank of America NA
LOC) , 4.02%, 11/01/23
(a)
............ 14,960 14,960,000
County of Hillsborough , Series A, TECP (Wells
Fargo Bank NA SBPA) , 3.70%, 11/09/23 . 12,000 11,999,006
County of Hillsborough , Series A, TECP (Wells
Fargo Bank NA SBPA) , 3.75%, 11/09/23 . 11,485 11,484,218
County of St Lucie , Series 2000, RB , VRDN ,
4.20%, 11/01/23
(a)
................ 29,540 29,540,000
Escambia County Health Facilities Authority ,
Series 2003B, RB , VRDN (TD Bank NA
SBPA) , 4.05%, 11/01/23
(a)
........... 14,340 14,340,000
Florida Housing Finance Corp. , Series 2004M,
RB , VRDN (Federal Home Loan Mortgage
Corp. LIQ) , 4.18%, 11/07/23
(a)
........ 8,175 8,175,000

Schedule of Investments
(continued)
October 31, 2023
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Highlands County Health Facilities
Authority , Series 2012I-3, RB , VRDN ,
4.05%, 11/07/23
(a)
................ USD 38,270 $ 38,270,000
JEA Electric System , Series 2008B-3, RB ,
VRDN (Royal Bank of Canada SBPA) ,
4.08%, 11/07/23
(a)
................ 24,655 24,655,000
196,103,224
Georgia — 1.0%
(a)
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0307, RB , VRDN (Wells
Fargo Bank NA LIQ) , 4.12%, 11/07/23
(b)(c)
. 3,135 3,135,000
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017E-107, RB , VRDN (Royal Bank
of Canada LOC) , 4.14%, 11/07/23
(b)(c)
... 5,000 5,000,000
Gainesville & Hall County Development
Authority , Series 2003B, RB , VRDN (TD
Bank NA SBPA) , 4.05%, 11/01/23 ...... 16,515 16,515,000
Oglethorpe Power Corp., Tender Option Bond
Trust Receipts/Certificates , Series 2023-
E-155, RB , VRDN (Royal Bank of Canada
LOC) , 4.13%, 11/07/23
(b)(c)
........... 20,000 20,000,000
44,650,000
Idaho — 0.2%
Idaho Housing & Finance Association , Series
2011A, RB , VRDN (Federal Home Loan
Mortgage Corp. LOC) , 4.10%, 11/07/23
(a)
. 10,060 10,060,000
Illinois — 3.1%
(a)
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XF3069, RB , VRDN (Barclays Bank plc
LIQ) , 4.21%, 11/07/23
(b)(c)
........... 12,400 12,400,000
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XF3153, RB , VRDN (Barclays Bank plc
LIQ) , 4.17%, 11/07/23
(b)(c)
........... 28,950 28,950,000
Illinois Finance Authority , Series 2001, RB ,
VRDN (BMO Harris Bank NA LOC) ,
4.05%, 11/07/23 ................. 7,800 7,800,000
Illinois Finance Authority , Series 2008, RB ,
VRDN , 4.07%, 11/07/23 ............ 11,987 11,987,000
Illinois Finance Authority , Series 2008C-1, RB ,
VRDN (JPMorgan Chase Bank NA SBPA) ,
4.10%, 11/07/23 ................. 26,420 26,420,000
Illinois Finance Authority , Series 2020B, RB ,
VRDN (JPMorgan Chase Bank NA SBPA) ,
4.00%, 11/01/23 ................. 54,780 54,780,000
142,337,000
Indiana — 0.8%
Indiana Finance Authority , Series 2008F,
RB , VRDN (Barclays Bank plc LOC) ,
4.00%, 11/07/23
(a)
................ 35,275 35,275,000
Iowa — 2.6%
(a)
Iowa Finance Authority , Series 2016A, RB ,
VRDN , 4.12%, 11/07/23 ............ 31,800 31,800,000
Iowa Finance Authority , Series 2021, RB ,
VRDN (Korea Development Bank LOC) ,
4.22%, 11/07/23
(c)
................ 62,000 62,000,000
Iowa Finance Authority , Series 2016E,
RB , VRDN (Federal National Mortgage
Association LIQ) , 4.05%, 11/07/23 ..... 5,000 5,000,000
Security
Par (000)
Par (000) Value
Iowa (continued)
Iowa Finance Authority , Series 2018D, RB ,
VRDN (JPMorgan Chase Bank NA LOC) ,
4.05%, 11/07/23 ................. USD 18,060 $ 18,060,000
116,860,000
Kansas — 0.8%
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates , Series
2018G-23, GO , VRDN (Royal Bank of
Canada LOC) , 3.28%, 11/07/23
(a)(b)(c)
.... 35,000 35,000,000
Kentucky — 0.1%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018-XG0161,
RB , VRDN (Bank of America NA LOC) ,
4.12%, 11/07/23
(a)(b)(c)
.............. 4,960 4,960,000
Louisiana — 3.6%
(a)
Louisiana Public Facilities Authority , Series
2004, RB , VRDN , 4.15%, 11/07/23 ..... 21,200 21,200,000
Louisiana Public Facilities Authority , Series
2010, RB , VRDN , 4.05%, 11/07/23 ..... 23,500 23,500,000
Louisiana Public Facilities Authority , Series
2017A, RB , VRDN (UBS AG LOC) ,
4.09%, 11/07/23 ................. 51,100 51,100,000
Louisiana Public Facilities Authority , Series
2017B, RB , VRDN (UBS AG LOC) ,
4.09%, 11/07/23 ................. 9,500 9,500,000
Louisiana Public Facilities Authority , Series
2008-C, RB , VRDN , 3.92%, 11/01/23 ... 2,650 2,650,000
Louisiana Public Facilities Authority , Series
2009A, RB , VRDN , 4.15%, 11/07/23 .... 28,000 28,000,000
State of Louisiana Gasoline & Fuels Tax , Series
2023 A-1, RB , VRDN (Toronto-Dominion
Bank LOC) , 3.95%, 11/01/23 ......... 29,160 29,160,000
165,110,000
Maryland — 0.3%
City of Baltimore, Tender Option Bond Trust
Receipts/Certificates , Series 2022-
XF3014, RB , VRDN (Citibank NA LIQ) ,
4.15%, 11/07/23
(a)(b)(c)
.............. 12,535 12,535,000
Massachusetts — 2.2%
City of Somerville , GO, 5.00%, 05/30/24 ... 43,203 43,485,884
Massachusetts Bay Transportation Authority ,
Series B, TECP (Barclays Bank plc SBPA) ,
3.70%, 12/04/23 ................. 11,500 11,496,140
Massachusetts Development Finance Agency ,
Series 2011 K-1, RB , VRDN (Wells Fargo
Bank NA SBPA) , 4.00%, 11/07/23
(a)
.... 17,225 17,225,000
Massachusetts Health & Educational Facilities
Authority , Series P2, RB , VRDN (JPMorgan
Chase Bank NA SBPA) , 4.05%, 11/07/23
(a)
13,450 13,450,000
Massachusetts Transportation Trust Fund
Metropolitan Highway System , Series
2022A-1, RB , VRDN (TD Bank NA SBPA) ,
4.12%, 11/07/23
(a)
................ 10,000 10,000,000
Town of Plymouth , GO, 5.00%, 06/28/24 ... 3,445 3,467,029
99,124,053
Michigan — 2.2%
(a)
Michigan State Housing Development Authority ,
Series 2022B, RB , VRDN (Barclays Bank
plc LOC) , 4.00%, 11/07/23 .......... 42,600 42,600,000
Michigan Strategic Fund , Series 2007, RB ,
VRDN , 4.05%, 11/01/23 ............ 42,300 42,300,000

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
University of Michigan , Series 2012D-2, RB ,
VRDN , 3.95%, 11/07/23 ............ USD 15,290 $ 15,290,000
100,190,000
Minnesota — 1.5%
(a)
City of Minneapolis , Series 1997B, RB ,
VRDN (Wells Fargo Bank NA SBPA) ,
4.10%, 11/07/23 ................. 7,100 7,100,000
Minnesota Housing Finance Agency , Series
2015G, RB , VRDN (Royal Bank of Canada
SBPA) , 4.05%, 11/07/23 ............ 17,135 17,135,000
Minnesota Housing Finance Agency , Series
2017F, RB , VRDN (Royal Bank of Canada
SBPA) , 4.05%, 11/07/23 ............ 29,960 29,960,000
Minnesota Housing Finance Agency , Series
2018D, RB , VRDN (Royal Bank of Canada
SBPA) , 4.05%, 11/07/23 ............ 6,540 6,540,000
Minnesota Housing Finance Agency , Series
2018H, RB , VRDN (Royal Bank of Canada
SBPA) , 4.05%, 11/07/23 ............ 7,205 7,205,000
67,940,000
Mississippi — 4.6%
(a)
Mississippi Business Finance Corp. , Series
2007A, RB , VRDN , 4.02%, 11/01/23 .... 113,000 113,000,000
Mississippi Business Finance Corp. , Series
2007D, RB , VRDN , 4.02%, 11/01/23 .... 17,100 17,100,000
Mississippi Business Finance Corp. , Series
2010A, RB , VRDN , 4.08%, 11/07/23 .... 26,500 26,500,000
Mississippi Business Finance Corp. , Series
2010J, RB , VRDN , 4.02%, 11/01/23 .... 32,185 32,185,000
Mississippi Business Finance Corp. , Series
2023, RB , VRDN , 4.02%, 11/01/23 ..... 4,900 4,900,000
Mississippi Business Finance Corp. , Series
2010F, RB , VRDN , 4.08%, 11/07/23 .... 14,415 14,415,000
208,100,000
Missouri — 2.4%
(a)
Curators of the University of Missouri (The) ,
Series 2007B, RB , VRDN , 4.05%, 11/07/23 23,015 23,015,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018C-16,
RB , VRDN (Royal Bank of Canada LOC) ,
4.14%, 11/07/23
(b)(c)
............... 54,500 54,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018-XF0678,
RB , VRDN (Royal Bank of Canada LIQ) ,
4.12%, 11/07/23
(b)(c)
............... 6,880 6,880,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2019C-17,
RB , VRDN (Royal Bank of Canada LOC) ,
4.13%, 11/07/23
(b)(c)
............... 14,000 14,000,000
St Louis County, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XG0382,
RB , VRDN (Wells Fargo Bank NA LIQ) ,
4.12%, 11/07/23
(b)(c)
............... 10,640 10,640,000
109,035,000
Nebraska — 2.4%
Lincoln Nebraska Electric , Series 1995,
TECP (JPMorgan Chase Bank NA SBPA) ,
3.70%, 12/04/23 ................. 40,000 39,986,560
Nebraska Investment Finance Authority , Series
2017C, RB , VRDN (Federal Home Loan
Bank SBPA) , 4.00%, 11/07/23
(a)
....... 7,895 7,895,000
Security
Par (000)
Par (000) Value
Nebraska (continued)
Omaha Public Power District , Series A,
TECP (Bank of America NA SBPA) ,
3.70%, 11/01/23 ................. USD 10,050 $ 10,050,000
Omaha Public Power District , Series A,
TECP (Bank of America NA SBPA) ,
3.60%, 11/02/23 ................. 13,450 13,449,859
Omaha Public Power District , Series A,
TECP (Bank of America NA SBPA) ,
3.70%, 11/28/23 ................. 12,500 12,496,535
Omaha Public Power District , Series A,
TECP (Bank of America NA SBPA) ,
3.70%, 12/01/23 ................. 15,000 14,995,416
Omaha Public Power District , Series A,
TECP (Bank of America NA SBPA) ,
3.65%, 12/04/23 ................. 10,500 10,496,480
109,369,850
New Jersey — 0.0%
Hudson County Improvement Authority , Series
2023 B1, RB, 5.00%, 07/24/24 ........ 3,000 3,017,111
New Mexico — 0.8%
New Mexico Hospital Equipment Loan Council ,
Series 2008D, RB , VRDN (Wells Fargo
Bank NA SBPA) , 4.10%, 11/07/23
(a)
.... 38,505 38,505,000
New York — 17.8%
(a)
City of New York , Series 2006, Sub-Series
I-4, GO , VRDN (TD Bank NA LOC) ,
3.95%, 11/01/23 ................. 6,800 6,800,000
City of New York , Series 2012 A-4, GO , VRDN
(Sumitomo Mitsui Banking Corp. LOC) ,
4.00%, 11/07/23 ................. 30,000 30,000,000
City of New York , Series 2012G-6, GO , VRDN
(Mizuho Bank Ltd. LOC) , 3.99%, 11/01/23 11,650 11,650,000
City of New York , Series 2019 D-4, GO , VRDN
(State Street Bank & Trust Co. SBPA) ,
4.00%, 11/01/23 ................. 7,000 7,000,000
City of New York , Series 2023A, Sub-Series
A-3, GO , VRDN (Bank of Montreal SBPA) ,
3.95%, 11/01/23 ................. 63,500 63,500,000
City of New York , Series B-4, GO , VRDN
(Barclays Bank plc SBPA) , 4.00%, 11/01/23 12,100 12,100,000
Metropolitan Transportation Authority , Series
2005 E-1, RB , VRDN (Barclays Bank plc
LOC) , 4.00%, 11/07/23 ............. 23,280 23,280,000
Metropolitan Transportation Authority , Series
2005D-2, RB , VRDN (Bank of Montreal
LOC) , 4.00%, 11/01/23 ............. 900 900,000
Metropolitan Transportation Authority , Series
2012A-2, RB , VRDN (Bank of Montreal
LOC) , 4.30%, 11/07/23 ............. 10,400 10,400,000
Metropolitan Transportation Authority , Series
2012G, Sub-Series G-2, RB , VRDN (TD
Bank NA LOC) , 4.09%, 11/07/23 ...... 60,000 60,000,000
Metropolitan Transportation Authority , Series
2015E-1, RB , VRDN (Barclays Bank plc
LOC) , 4.00%, 11/01/23 ............. 43,485 43,485,000
New York City Housing Development Corp. ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
4.05%, 11/07/23 ................. 28,850 28,850,000
New York City Housing Development Corp. ,
Series 2023 B-2, RB , VRDN (TD Bank NA
SBPA) , 4.10%, 11/07/23 ............ 15,000 15,000,000
New York City Housing Development Corp. ,
Series 2023A-3, RB , VRDN (TD Bank NA
LOC) , 4.06%, 11/07/23 ............. 29,100 29,100,000

Schedule of Investments
(continued)
October 31, 2023
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Housing Development Corp. ,
Series 2021F-3, RB , VRDN (Barclays Bank
plc SBPA) , 4.00%, 11/07/23 .......... USD 20,370 $ 20,370,000
New York City Housing Development Corp. ,
Series 2021K3, RB , VRDN (Barclays Bank
plc SBPA) , 4.00%, 11/07/23 .......... 46,600 46,600,000
New York City Municipal Water Finance
Authority , Series 2007, Sub-Series CC-1,
RB , VRDN (Bank of Nova Scotia SBPA,
Sumitomo Mitsui Banking Corp. SBPA) ,
4.05%, 11/07/23 ................. 26,760 26,760,000
New York City Municipal Water Finance
Authority , Series 2007, Sub-Series CC-2,
RB , VRDN (State Street Bank & Trust Co.
SBPA) , 4.00%, 11/01/23 ............ 19,785 19,785,000
New York City Municipal Water Finance
Authority , Series 2010CC, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
3.95%, 11/01/23 ................. 22,450 22,450,000
New York City Municipal Water Finance
Authority , Series 2013AA-2, RB , VRDN
(Barclays Bank plc SBPA) , 4.00%, 11/07/23 37,325 37,325,000
New York City Municipal Water Finance
Authority , Series 2015 BB-2, RB , VRDN
(Mizuho Bank Ltd. SBPA) , 4.05%, 11/01/23 19,425 19,425,000
New York City Municipal Water Finance
Authority , Series 2015, Sub-Series BB-4,
RB , VRDN (Barclays Bank plc SBPA) ,
4.00%, 11/01/23 ................. 3,000 3,000,000
New York City Municipal Water Finance
Authority , Series 2023CC, RB , VRDN
(Barclays Bank plc SBPA) , 4.00%, 11/01/23 17,100 17,100,000
New York City Municipal Water Finance
Authority , Series AA-2, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
3.95%, 11/01/23 ................. 26,270 26,270,000
New York City Municipal Water Finance
Authority , Series AA-5, RB , VRDN (Mizuho
Bank Ltd. SBPA) , 3.95%, 11/01/23 ..... 11,300 11,300,000
New York City Municipal Water Finance
Authority , Series AA-6, RB , VRDN (Mizuho
Bank Ltd. SBPA) , 3.95%, 11/01/23 ..... 12,250 12,250,000
New York City Transitional Finance Authority ,
Series 2011A-4, RB , VRDN (Barclays Bank
plc SBPA) , 4.00%, 11/01/23 .......... 16,115 16,115,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2010 G-6,
RB , VRDN (Barclays Bank plc SBPA) ,
4.00%, 11/01/23 ................. 22,120 22,120,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2015 E-3, RB ,
VRDN (JPMorgan Chase Bank NA SBPA) ,
3.95%, 11/01/23 ................. 19,440 19,440,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2019, Sub-
Series B-4, RB , VRDN (JPMorgan Chase
Bank NA SBPA) , 3.95%, 11/01/23 ...... 25,900 25,900,000
New York City Transitional Finance Authority
Future Tax Secured , Series D-3, RB , VRDN
(Mizuho Bank Ltd. SBPA) , 4.05%, 11/01/23 35,575 35,575,000
New York State Dormitory Authority ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
4.13%, 11/07/23 ................. 9,000 9,000,000
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF2647, RB , VRDN (JPMorgan
Chase Bank NA LIQ) , 4.12%, 11/07/23
(b)(c)
USD 2,300 $ 2,300,000
New York State Housing Finance Agency ,
Series 2013A, RB , VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC) ,
4.00%, 11/01/23 ................. 32,190 32,190,000
New York State Urban Development Corp. ,
Series 2004A-3-C, RB , VRDN (JPMorgan
Chase Bank NA SBPA) , 4.08%, 11/07/23 . 13,775 13,775,000
Triborough Bridge & Tunnel Authority , Series
2005B-2B, RB , VRDN (State Street Bank &
Trust Co. LOC) , 4.10%, 11/07/23 ...... 12,700 12,700,000
Triborough Bridge & Tunnel Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XF1359, RB , VRDN (Toronto-
Dominion Bank LIQ) , 4.13%, 11/07/23
(b)(c)
. 15,000 15,000,000
808,815,000
North Carolina — 2.0%
(a)
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2007B, RB , VRDN (JPMorgan Chase
Bank NA SBPA) , 3.97%, 11/01/23 ...... 31,355 31,355,000
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2018H, RB , VRDN (JPMorgan Chase
Bank NA SBPA) , 3.97%, 11/01/23 ...... 11,210 11,210,000
City of Charlotte Water & Sewer System,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XG0403, RB ,
VRDN (Wells Fargo Bank NA LIQ) ,
4.12%, 11/07/23
(b)(c)
............... 2,276 2,276,000
City of Raleigh , Series 2005-B-1, COP , VRDN
(PNC Bank NA SBPA) , 4.20%, 11/07/23 . 16,800 16,800,000
Durham Housing Authority , Series 2021A,
RB , VRDN (United Fidelity Bank FSB
LOC, Federal Home Loan Bank SBPA) ,
4.12%, 11/07/23 ................. 22,885 22,885,000
Durham Housing Authority , Series 2021B,
RB , VRDN (United Fidelity Bank FSB
LOC, Federal Home Loan Bank SBPA) ,
4.12%, 11/07/23 ................. 4,900 4,900,000
89,426,000
Ohio — 4.4%
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-E-133, RB , VRDN (Royal Bank
of Canada LOC) , 4.12%, 11/07/23
(a)(b)(c)
.. 10,665 10,665,000
County of Franklin , Series 2011D, RB , VRDN ,
3.95%, 11/07/23
(a)
................ 50,777 50,777,000
County of Franklin , Series 2018D, RB , VRDN ,
4.06%, 11/07/23
(a)
................ 30,425 30,425,000
County of Franklin , Series 2022B, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
3.87%, 11/01/23
(a)
................ 16,500 16,500,000
County of Franklin , Series 2015B, RB , VRDN ,
4.01%, 11/07/23
(a)
................ 23,100 23,100,000
Ohio State Hospital, Tender Option Bond Trust
Receipts/Certificates , Series 2022C-18,
RB , VRDN (Royal Bank of Canada LOC) ,
4.13%, 11/07/23
(a)(b)(c)
.............. 9,000 9,000,000
Ohio State Water Development Authority , TECP
(TD Bank NA SBPA) , 3.75%, 01/04/24 .. 19,000 18,987,656

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio State Water Development Authority Water
Pollution Control Loan Fund , Series 2016A,
RB , VRDN (Toronto-Dominion Bank SBPA) ,
4.05%, 11/07/23
(a)
................ USD 41,705 $ 41,705,000
201,159,656
Oregon — 1.0%
Oregon State Facilities Authority , Series 2005A,
RB , VRDN (Federal National Mortgage
Association LOC) , 4.16%, 11/07/23
(a)
... 6,075 6,075,000
Oregon State Facilities Authority , Series
2018B, RB , VRDN (TD Bank NA LOC) ,
3.95%, 11/01/23
(a)
................ 25,575 25,575,000
State of Oregon Department of Administrative
Services , TECP (Bank of Montreal LOC) ,
3.55%, 11/01/23 ................. 11,614 11,614,000
43,264,000
Pennsylvania — 4.8%
City of Philadelphia , Series 2009B, GO , VRDN
(Barclays Bank plc LOC) , 3.97%, 11/07/23
(a)
24,750 24,750,000
City of Philadelphia , Series A-1, TECP (TD
Bank NA LOC) , 3.75%, 11/15/23 ...... 15,000 14,998,215
Emmaus General Authority , Series 1996,
RB , VRDN (Wells Fargo Bank NA SBPA) ,
4.10%, 11/07/23
(a)
................ 23,120 23,120,000
Montgomery County Industrial Development
Authority , Series 2002, RB , VRDN (TD Bank
NA SBPA) , 4.05%, 11/01/23
(a)
........ 5,445 5,445,000
Pennsylvania Economic Development
Financing Authority , Series 2009C,
RB , VRDN (MUFG Bank Ltd. LOC) ,
5.25%, 11/07/23
(a)
................ 18,100 18,100,000
Pennsylvania Housing Finance Agency , Series
2023-141B, RB , VRDN (Royal Bank of
Canada SBPA) , 4.05%, 11/07/23
(a)
..... 26,000 26,000,000
Pennsylvania Turnpike Commission , Series
2020A, RB , VRDN (Barclays Bank plc LOC) ,
3.97%, 11/07/23
(a)
................ 21,495 21,495,000
Sports & Exhibition Authority of Pittsburgh
and Allegheny County , Series 2007-
A, RB , VRDN (PNC Bank NA SBPA) ,
4.09%, 11/07/23
(a)
................ 68,925 68,925,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017-YX1075, RB , VRDN (Barclays
Bank plc LOC) , 3.90%, 11/07/23
(a)(b)(c)
... 17,190 17,190,000
220,023,215
Rhode Island — 0.1%
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2019-XM0721, RB ,
VRDN (Wells Fargo Bank NA LIQ) ,
4.12%, 11/07/23
(a)(b)(c)
.............. 4,360 4,360,000
South Carolina — 3.1%
(a)
City of Columbia Waterworks & Sewer System ,
Series 2009, RB , VRDN (Sumitomo Mitsui
Banking Corp. LOC) , 4.09%, 11/07/23 ... 15,240 15,240,000
South Carolina Jobs-Economic Development
Authority , Series 2018B, RB , VRDN (TD
Bank NA LOC) , 3.95%, 11/01/23 ...... 18,150 18,150,000
South Carolina Jobs-Economic Development
Authority , Series 2021B, RB , VRDN (Federal
Home Loan Bank LOC) , 4.13%, 11/07/23 . 5,800 5,800,000
Security
Par (000)
Par (000) Value
South Carolina (continued)
South Carolina Jobs-Economic Development
Authority , Series 2023A, RB , VRDN (Federal
Home Loan Bank LOC) , 4.11%, 11/07/23 . USD 44,500 $ 44,500,000
South Carolina Jobs-Economic Development
Authority , Series 2023A, RB , VRDN (Federal
Home Loan Bank LOC) , 4.11%, 11/07/23 . 16,500 16,500,000
South Carolina Jobs-Economic Development
Authority , Series 2023B, RB , VRDN (Federal
Home Loan Bank LOC) , 4.11%, 11/07/23 . 10,000 10,000,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0398, RB , VRDN (Barclays
Bank plc LIQ) , 4.21%, 11/07/23
(b)(c)
..... 6,145 6,145,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0313, RB , VRDN (Wells
Fargo Bank NA LIQ) , 4.21%, 11/07/23
(b)(c)
. 9,010 9,010,000
South Carolina State Housing Finance &
Development Authority , Series 2020, RB ,
VRDN (Federal Home Loan Bank LOC) ,
4.13%, 11/07/23 ................. 17,250 17,250,000
142,595,000
South Dakota — 1.1%
(a)
South Dakota Housing Development Authority ,
Series 2020A, RB , VRDN (Federal Home
Loan Bank SBPA) , 4.13%, 11/07/23 .... 9,645 9,645,000
South Dakota Housing Development Authority ,
Series 2020B, RB , VRDN (South Dakota
Housing Development Authority SBPA) ,
4.05%, 11/07/23 ................. 27,975 27,975,000
South Dakota Housing Development Authority ,
Series 2022D, RB , VRDN (Federal Home
Loan Bank LIQ) , 4.13%, 11/07/23 ...... 11,300 11,300,000
48,920,000
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board , TECP, 3.20%, 01/25/24 ........ 5,000 4,990,654
Public Building Authority of Sevier County
(The) , Series 2008VII-B-1, RB , VRDN (Bank
of America NA LOC) , 4.11%, 11/07/23
(a)
.. 1,800 1,800,000
Sullivan County Health Educational &
Human Services, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
BAML5024, RB , VRDN (Bank of America NA
LOC) , 4.27%, 11/01/23
(a)(b)(c)
.......... 9,585 9,585,000
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates , Series 2018-YX1087,
RB , VRDN (Barclays Bank plc LIQ) ,
4.12%, 11/07/23
(a)(b)(c)
.............. 5,405 5,405,000
21,780,654
Texas — 15.2%
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates , Series
2015-XF0220, RB , VRDN (JPMorgan Chase
Bank NA LIQ) , 4.00%, 11/01/23
(a)(b)(c)
.... 21,235 21,235,000
Board of Regents of the University of Texas
System , Series 2007B, RB , VRDN
(University of Texas Management Co. LIQ) ,
4.06%, 11/07/23
(a)
................ 65,000 65,000,000
Board of Regents of the University of Texas
System , Series 2008B, RB , VRDN
(University of Texas Management Co. LIQ) ,
4.00%, 11/07/23
(a)
................ 105,910 105,910,000

Schedule of Investments
(continued)
October 31, 2023
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Bowie County Industrial Development Corp. ,
Series 1985, RB , VRDN (JPMorgan Chase
Bank NA LOC) , 4.02%, 11/01/23
(a)
..... USD 2,700 $ 2,700,000
City of Houston, Combined Utility System ,
Series 2004B-4, RB , VRDN (JPMorgan
Chase Bank NA SBPA) , 4.10%, 11/07/23
(a)
35,100 35,100,000
City of Houston, Combined Utility System ,
Series 2018C, RB , VRDN (Barclays Bank
plc LOC) , 4.13%, 11/07/23
(a)
......... 34,220 34,220,000
City of San Antonio , TECP (Bank of America
NA SBPA) , 3.80%, 11/16/23 .......... 20,000 19,998,932
Harris County Cultural Education Facilities
Finance Corp. , Series 2015-2, RB , VRDN
(TD Bank NA LOC) , 4.05%, 11/07/23
(a)
.. 13,785 13,785,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2020B, RB , VRDN ,
3.87%, 11/01/23
(a)
................ 56,025 56,025,000
Harris County Health Facilities Development
Corp. , Series A-1, RB , VRDN ,
3.87%, 11/01/23
(a)
................ 26,715 26,715,000
Harris County Health Facilities Development
Corp. , Series A-2, RB , VRDN ,
3.87%, 11/01/23
(a)
................ 25,985 25,985,000
Katy Independent School District , Series 2023,
GO, 5.00%, 02/15/24 .............. 8,300 8,327,639
Lamar Consolidated Independent School
District, Tender Option Bond Trust Receipts/
Certificates , Series 2022-XF3069, GO ,
VRDN (Wells Fargo Bank NA LIQ) ,
4.12%, 11/07/23
(a)(b)(c)
.............. 5,245 5,245,000
Leander Independent School District , Series
2023, GO, 5.00%, 02/15/24 .......... 10,000 10,030,431
Lower Neches Valley Authority Industrial
Development Corp. , Series 2010, RB ,
VRDN , 4.00%, 11/01/23
(a)
........... 14,765 14,765,000
Pasadena Independent School District , Series
2005B, GO , VRDN (JPMorgan Chase Bank
NA SBPA) , 4.00%, 11/07/23
(a)
........ 35,820 35,820,000
Permanent University Fund - University of
Texas System , Series 2008A, RB , VRDN
(University of Texas Management Co. LIQ) ,
4.09%, 11/07/23
(a)
................ 24,395 24,395,000
Permanent University Fund - University of
Texas System , Series 2008A, RB , VRDN
(University of Texas Management Co. LIQ) ,
4.00%, 11/07/23
(a)
................ 55,260 55,260,000
Red River Education Finance Corp. , Series
2006, RB , VRDN (TD Bank NA SBPA) ,
4.10%, 11/07/23
(a)
................ 36,900 36,900,000
State of Texas , Series 2015B, GO , VRDN
(Federal Home Loan Bank SBPA) ,
4.05%, 11/07/23
(a)
................ 36,295 36,295,000
State of Texas , Series 2017, GO , VRDN
(Sumitomo Mitsui Banking Corp. SBPA) ,
4.10%, 11/07/23
(a)
................ 30,000 30,000,000
State of Texas , Series 2022, GO , VRDN
(Sumitomo Mitsui Banking Corp. LOC) ,
4.10%, 11/07/23
(a)
................ 26,000 26,000,000
689,712,002
Security
Par (000)
Par (000) Value
Utah — 0.5%
(a)
City of Murray , Series 2003A, RB , VRDN ,
4.05%, 11/07/23 ................. USD 15,500 $ 15,500,000
Utah Water Finance Agency , Series B-2, RB ,
VRDN (JPMorgan Chase Bank NA SBPA) ,
4.15%, 11/07/23 ................. 5,345 5,345,000
20,845,000
Virginia — 1.9%
(a)
Hampton Roads Sanitation District , Series
2016B, RB , VRDN , 3.95%, 11/07/23 .... 1,125 1,125,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF0606, RB , VRDN (Bank of
America NA LIQ) , 4.15%, 11/07/23
(b)(c)
... 1,050 1,050,000
Loudoun County Economic Development
Authority , Series 2003B, RB , VRDN ,
4.10%, 11/07/23 ................. 15,010 15,010,000
Loudoun County Economic Development
Authority , Series 2013A, RB , VRDN ,
4.05%, 11/07/23 ................. 19,345 19,345,000
Norfolk Economic Development Authority ,
Series 2016A, RB , VRDN , 4.07%, 11/07/23 37,700 37,700,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022C-19, RB ,
VRDN (Royal Bank of Canada LOC) ,
4.13%, 11/07/23
(b)(c)
............... 4,730 4,730,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-C-20, RB ,
VRDN (Royal Bank of Canada LOC) ,
4.13%, 11/07/23
(b)(c)
............... 6,000 6,000,000
84,960,000
Washington — 0.1%
City of Seattle , Series 2023B, RB , VRDN (TD
Bank NA LOC) , 4.10%, 11/01/23
(a)(d)
.... 5,500 5,500,000
Wisconsin — 1.3%
(a)
University of Wisconsin Hospitals & Clinics ,
Series 2018C, RB , VRDN (BMO Harris Bank
NA SBPA) , 3.95%, 11/01/23 .......... 50,900 50,900,000
Wisconsin Housing & Economic Development
Authority , Series 2008-A, RB , VRDN
(Federal Home Loan Bank SBPA) ,
4.05%, 11/07/23 ................. 3,545 3,545,000
Wisconsin Housing & Economic Development
Authority , Series 2017C, RB , VRDN (Federal
Home Loan Bank SBPA) , 4.00%, 11/07/23 4,360 4,360,000
58,805,000
Wyoming — 0.8%
Wyoming Community Development Authority ,
Series 2022-2, RB , VRDN (Barclays Bank
plc SBPA) , 4.00%, 11/07/23
(a)
......... 35,280 35,280,000
Total Municipal Bonds — 98.3%
(Cost: $4,467,818,807) ........................... 4,467,656,765

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
MuniCash

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies
New York — 0.9%
(a)(c)
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 1, VRDP, ( Societe
Generale LIQ, Societe Generale LOC),
4.14%, 11/07/23 ................. USD 10,200 $ 10,200,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 5, VRDP, (Toronto-
Dominion Bank LOC), 4.13%, 11/07/23 .. 30,000 30,000,000
40,200,000
Total Closed-End Investment Companies — 0.9%
(Cost: $40,200,000) .............................. 40,200,000
Total Investments — 99.2%
(Cost: $4,508,018,807 )
(e)
.......................... 4,507,856,765
Other Assets Less Liabilities — 0.8% ................... 34,572,296
Net Assets — 100.0% ..............................
$ 4,542,429,061
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
When-issued security.
(e)
Cost for U.S. federal income tax purposes.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 40,200,000 $ — $ 40,200,000
Municipal Bonds ......................................... — 4,467,656,765 — 4,467,656,765
$ — $ 4,507,856,765 $ — $ 4,507,856,765

Schedule of Investments
October 31, 2023
California Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California — 96.2%
Abag Finance Authority for Nonprofit Corp. ,
Series 2009A, RB , VRDN (Bank of America
NA LOC) , 2.22%, 11/07/23
(a)
......... USD 2,130 $ 2,130,000
Antelope Valley Community College District,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XX1272,
RB , VRDN (Barclays Bank plc LIQ) ,
4.14%, 11/07/23
(a)(b)(c)
.............. 2,500 2,500,000
Bay Area Toll Authority , Series 2019 D, RB ,
VRDN (Sumitomo Mitsui Banking Corp.
LOC) , 2.60%, 11/07/23
(a)
............ 3,000 3,000,000
California CCA, Clean Energy Project, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XF1635, RB , VRDN (Royal
Bank of Canada LOC) , 4.12%, 11/07/23
(a)(b)(c)
3,000 3,000,000
California CCA, Clean Energy Project, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XM1138, RB , VRDN (Royal
Bank of Canada LOC) , 4.12%, 11/07/23
(a)(b)(c)
2,000 2,000,000
California Educational Facilities Authority ,
Series 1994, RB , VRDN , 2.30%, 11/02/23
(a)
1,700 1,700,000
California Educational Facilities Authority ,
Series B, RB , VRDN , 2.30%, 11/07/23
(a)
. 10,000 10,000,000
California Health Facilities Financing
Authority , Series 2008B-1, RB , VRDN ,
2.35%, 11/07/23
(a)
................ 1,200 1,200,000
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2021-XF2962,
RB , VRDN (Barclays Bank plc LIQ) ,
4.11%, 11/07/23
(a)(b)(c)
.............. 2,290 2,290,000
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-BAML5025,
RB , VRDN (Bank of America NA LIQ) ,
3.81%, 11/01/23
(a)(b)(c)
.............. 2,000 2,000,000
California Municipal Finance Authority , Series
2010C, RB , VRDN , 2.35%, 11/01/23
(a)
... 450 450,000
California Pollution Control Financing
Authority , Series 1997B, RB , VRDN ,
2.25%, 11/01/23
(a)
................ 9,600 9,600,000
California Public Finance Authority , Series
2022B -1, RB , VRDN (JPMorgan Chase
Bank NA LIQ) , 2.40%, 11/01/23
(a)
...... 3,200 3,200,000
California Public Finance Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XF3006, RB , VRDN (Barclays
Bank plc LIQ) , 4.11%, 11/07/23
(a)(b)(c)
.... 4,000 4,000,000
California State, Tender Option Bond Trust
Receipts/Certificates , Series 2023-XF1627,
GO , VRDN (JPMorgan Chase Bank NA
LIQ) , 3.85%, 11/01/23
(a)(b)(c)
.......... 2,800 2,800,000
California Statewide Communities Development
Authority , Series 2008B, RB , VRDN (Wells
Fargo Bank NA LOC) , 2.60%, 11/01/23
(a)
. 1,700 1,700,000
City of Los Angeles Wastewater System ,
Series A-2, TECP (TD Bank NA LOC) ,
3.25%, 11/16/23 ................. 3,600 3,599,389
City of Modesto , Series 2008A, COP ,
VRDN (BMO Harris Bank NA SBPA) ,
3.50%, 11/07/23
(a)
................ 14,500 14,500,000
City of Vacaville , Series 1999A, RB , VRDN
(Federal National Mortgage Association
LIQ) , 2.12%, 11/07/23
(a)
............ 4,600 4,600,000
Security
Par (000)
Par (000) Value
California (continued)
County of Los Angeles , RB, 5.00%, 06/28/24 USD 3,000 $ 3,026,737
County of Riverside , RB, 5.00%, 06/28/24 .. 3,000 3,025,353
County of San Bernardino , Series 1999A,
RB , VRDN (Federal National Mortgage
Association LOC) , 2.12%, 11/07/23
(a)
... 6,745 6,745,000
East Bay Municipal Utility District , Series A-1,
TECP (Sumitomo Mitsui Banking Corp.
SBPA) , 2.90%, 11/02/23 ............ 3,500 3,499,954
Eastern Municipal Water District , Series 2018A,
RB , VRDN (Bank of America NA SBPA) ,
2.75%, 11/01/23
(a)
................ 9,550 9,550,000
Irvine California Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-XG0484 ,
VRDN (Royal Bank of Canada LIQ) ,
4.15%, 11/07/23
(a)(b)(c)
.............. 5,000 5,000,000
Irvine Ranch Water District Water Service
Corp. , Series 2009B, VRDN (Bank of
America NA LOC) , 2.25%, 11/01/23
(a)
... 1,900 1,900,000
Irvine Ranch Water District Water Service
Corp. , Series 2011A-1, VRDN,
4.14%, 02/29/24
(a)
................ 6,700 6,699,719
Long Beach California, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XG0501, GO , VRDN (Wells Fargo Bank NA
LIQ) , 4.12%, 11/07/23
(a)(b)(c)
.......... 560 560,000
Long Beach California, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XG0478, GO , VRDN (Wells Fargo Bank NA
LIQ) , 4.15%, 11/07/23
(a)(b)(c)
.......... 11,475 11,475,000
Los Angeles County Metropolitan
Transportation Authority , TECP (Bank of
America NA LOC) , 3.05%, 11/08/23 .... 2,200 2,199,758
Los Angeles Department of Water &
Power , Series 2001, Sub-Series B-3,
RB , VRDN (Barclays Bank plc SBPA) ,
2.80%, 11/01/23
(a)
................ 18,005 18,005,000
Los Angeles Department of Water & Power ,
Series 2021A , Sub-Series A-1, RB ,
VRDN (Royal Bank of Canada SBPA) ,
2.80%, 11/01/23
(a)
................ 3,570 3,570,000
Los Angeles Department of Water & Power
Water System , Series 2021 A-1, RB , VRDN
(TD Bank NA SBPA) , 2.70%, 11/01/23
(a)
.. 5,000 5,000,000
Los Angeles Department of Water & Power
Water System , Series 2021 A-2, RB , VRDN
(TD Bank NA SBPA) , 2.70%, 11/01/23
(a)
.. 4,600 4,600,000
Los Angeles Department of Water & Power,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XM1040, RB ,
VRDN (UBS AG LIQ) , 4.11%, 11/07/23
(a)(b)(c)
4,325 4,325,000
Municipal Improvement Corp. of Los Angeles ,
Series A-1, TECP (BMO Harris Bank NA
LOC) , 3.18%, 11/07/23 ............. 9,200 9,199,129
Sacramento County Housing Authority ,
Series 1996C, RB , VRDN (Federal
National Mortgage Association LIQ) ,
2.12%, 11/07/23
(a)
................ 2,475 2,475,000
Sacramento County Housing Authority ,
Series 1996D, RB , VRDN (Federal
National Mortgage Association LIQ) ,
2.16%, 11/07/23
(a)
................ 780 780,000

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
California Money Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego Public Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XF1429, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
4.17%, 11/07/23
(a)(b)(c)
.............. USD 4,600 $ 4,600,000
San Diego Public Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-XG0502,
RB , VRDN (Barclays Bank plc LIQ) ,
4.11%, 11/07/23
(a)(b)(c)
.............. 2,700 2,700,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XF1331,
GO , VRDN (Toronto-Dominion Bank LIQ) ,
4.12%, 11/07/23
(a)(b)(c)
.............. 1,875 1,875,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XX1268,
GO , VRDN (Barclays Bank plc LIQ) ,
4.11%, 11/07/23
(a)(b)(c)
.............. 2,795 2,795,000
San Francisco City & County Airport
Commission - San Francisco International
Airport , TECP (Barclays Bank plc LOC) ,
3.30%, 11/02/23 ................. 4,300 4,299,982
San Francisco City & County Airport
Commission - San Francisco International
Airport , Series 2018C, RB , VRDN
(Sumitomo Mitsui Banking Corp. LOC) ,
2.29%, 11/07/23
(a)
................ 3,225 3,225,000
San Mateo Joint Powers Financing Authority ,
Series 2007, RB , VRDN (Wells Fargo Bank
NA LOC) , 2.40%, 11/07/23
(a)
......... 660 660,000
San Mateo Union High School District, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XF1481, GO , VRDN (JPMorgan
Chase Bank NA LIQ) , 3.85%, 11/01/23
(a)(b)(c)
5,213 5,213,000
Santa Clara County Financing Authority , Series
2008M, RB , VRDN (Bank of America NA
LOC) , 2.44%, 11/07/23
(a)
............ 6,905 6,905,000
Santa Clara Valley Transportation Authority ,
Series 2008D, RB , VRDN (Toronto-
Dominion Bank LOC) , 2.90%, 11/01/23
(a)
. 3,200 3,200,000
Security
Par (000)
Par (000) Value
California (continued)
State of California , Series 2004 A3, GO , VRDN
(State Street Bank & Trust Co. LOC) ,
2.60%, 11/01/23
(a)
................ USD 3,500 $ 3,500,000
State of California , Series A-2, TECP (Royal
Bank of Canada LOC) , 3.22%, 11/07/23 . 1,665 1,664,842
State of California , Series A-3, TECP (UBS AG
LOC) , 3.10%, 11/03/23 ............. 4,000 3,999,885
University of California , Series 2013AL-3, RB ,
VRDN , 2.65%, 11/01/23
(a)
........... 8,995 8,995,000
University of California , Series 2013AL-4, RB ,
VRDN , 2.65%, 11/01/23
(a)
........... 15,395 15,395,000
University of California, Tender Option
Bond Trust Receipts/Certificates , RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
3.85%, 11/01/23
(a)(b)(c)
.............. 7,570 7,570,000
Ventura Unified School District, Tender Option
Bond Trust Receipts/Certificates , Series
2023-XL0442, GO , VRDN (Royal Bank of
Canada LIQ) , 4.12%, 11/07/23
(a)(b)(c)
.... 3,110 3,110,000
Washington Township Health Care District,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XL0384, GO ,
VRDN (Royal Bank of Canada LOC) ,
4.12%, 11/07/23
(a)(b)(c)
.............. 1,900 1,900,000
Total Municipal Bonds — 96.2%
(Cost: $257,530,852) ............................. 257,512,748
Closed-End Investment Companies
California — 1.9%
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2010-4, VRDP, (Royal
Bank of Canada LOC), 4.12%, 11/07/23
(a)(c)
5,000 5,000,000
Total Closed-End Investment Companies — 1.9%
(Cost: $5,000,000) .............................. 5,000,000
Total Investments — 98.1%
(Cost: $262,530,852 )
(d)
............................ 262,512,748
Other Assets Less Liabilities — 1.9% ................... 5,190,686
Net Assets — 100.0% ..............................
$ 267,703,434
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(continued)
October 31, 2023
California Money Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 5,000,000 $ — $ 5,000,000
Municipal Bonds ......................................... — 257,512,748 — 257,512,748
$ — $ 262,512,748 $ — $ 262,512,748

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
October 31, 2023
New York Money Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
New York — 99.2%
(a)
Battery Park City Authority , Series 2019D-
1, RB , VRDN (TD Bank NA SBPA) ,
4.05%, 11/07/23 ................. USD 2,795 $ 2,795,000
Battery Park City Authority , Series 2019D-
2, RB , VRDN (TD Bank NA SBPA) ,
4.06%, 11/07/23 ................. 2,320 2,320,000
Build NYC Resource Corp. , Series 2015, RB ,
VRDN (TD Bank NA LOC) , 4.05%, 11/07/23 1,270 1,270,000
City of New York , Series 2006 E-2, GO , VRDN
(Bank of America NA LOC) , 4.02%, 11/01/23 4,000 4,000,000
City of New York , Series 2006, Sub-Series
I-4, GO , VRDN (TD Bank NA LOC) ,
3.95%, 11/01/23 ................. 2,600 2,600,000
City of New York , Series 2013 A-3, GO , VRDN
(Mizuho Bank Ltd. LOC) , 4.00%, 11/01/23 4,880 4,880,000
City of New York , Series 2013, Sub-Series
A-2, GO , VRDN (Mizuho Bank Ltd. LOC) ,
4.00%, 11/01/23 ................. 1,000 1,000,000
City of New York , Series 2014 D-4, GO , VRDN
(TD Bank NA LOC) , 3.95%, 11/01/23 ... 1,000 1,000,000
City of New York , Series 2014I, Sub-Series
I-3, GO , VRDN (Citibank NA LOC) ,
4.07%, 11/07/23 ................. 1,100 1,100,000
City of New York , Series 2017A, Sub-Series
A-4, GO , VRDN (Citibank NA LOC) ,
4.01%, 11/07/23 ................. 1,925 1,925,000
City of New York , Series 2023A, Sub-Series
A-3, GO , VRDN (Bank of Montreal SBPA) ,
3.95%, 11/01/23 ................. 24,140 24,140,000
City of New York , Series 2023A, Sub-Series
A-4, GO , VRDN (TD Bank NA SBPA) ,
3.95%, 11/01/23 ................. 10,565 10,565,000
Dutchess County Industrial Development
Agency , Series 2008, RB , VRDN (TD Bank
NA LOC) , 4.05%, 11/07/23 .......... 2,540 2,540,000
Long Island Power Authority , Series 2023D,
RB , VRDN (Barclays Bank plc LOC) ,
3.98%, 11/07/23 ................. 18,100 18,100,000
Metropolitan Transportation Authority , Series
2005D-2, RB , VRDN (Bank of Montreal
LOC) , 4.00%, 11/01/23 ............. 10,100 10,100,000
Metropolitan Transportation Authority , Series
2012A-2, RB , VRDN (Bank of Montreal
LOC) , 4.30%, 11/07/23 ............. 4,500 4,500,000
Metropolitan Transportation Authority , Series
2015 E-3, RB , VRDN (Bank of America NA
LOC) , 4.02%, 11/01/23 ............. 2,500 2,500,000
Metropolitan Transportation Authority , Series
Sub-Series G-4, RB , VRDN (Bank of
Montreal LOC) , 4.00%, 11/01/23 ...... 3,200 3,200,000
Metropolitan Transportation Authority, Tender
Option Bond Trust Receipts/Certificates ,
RB , VRDN (Wells Fargo Bank NA LIQ) ,
4.12%, 11/07/23
(b)(c)
............... 1,000 1,000,000
New York City Housing Development Corp. ,
Series 2005A, RB , VRDN (Federal
National Mortgage Association LOC) ,
4.08%, 11/07/23 ................. 2,890 2,890,000
New York City Housing Development Corp. ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
4.05%, 11/07/23 ................. 12,850 12,850,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Housing Development Corp. ,
Series 2009A, RB , VRDN (Federal
Home Loan Mortgage Corp. LOC) ,
4.08%, 11/07/23 ................. USD 6,175 $ 6,175,000
New York City Housing Development Corp. ,
Series 2010A, RB , VRDN (Federal Home
Loan Mortgage Corp. LIQ) , 4.06%, 11/07/23 7,555 7,555,000
New York City Housing Development Corp. ,
Series 2011B, RB , VRDN (Federal
Home Loan Mortgage Corp. LOC) ,
4.05%, 11/07/23 ................. 875 875,000
New York City Housing Development Corp. ,
Series 2019A-4, RB , VRDN (Royal Bank of
Canada SBPA) , 4.12%, 11/07/23 ...... 3,800 3,800,000
New York City Housing Development Corp. ,
Series 2023A-3, RB , VRDN (TD Bank NA
LOC) , 4.06%, 11/07/23 ............. 6,200 6,200,000
New York City Housing Development Corp. ,
Series 2021F-3, RB , VRDN (Barclays Bank
plc SBPA) , 4.00%, 11/07/23 .......... 10,800 10,800,000
New York City Industrial Development Agency ,
Series 2004B, RB , VRDN (Bank of America
NA LOC) , 4.02%, 11/01/23 .......... 14,250 14,250,000
New York City Municipal Water Finance
Authority , Series 2010CC, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
3.95%, 11/01/23 ................. 18,600 18,600,000
New York City Municipal Water Finance
Authority , Series 2014 AA-3, RB , VRDN (TD
Bank NA LIQ) , 3.95%, 11/01/23 ....... 5,125 5,125,000
New York City Municipal Water Finance
Authority , Series 2017 BB, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
4.05%, 11/01/23 ................. 2,715 2,715,000
New York City Municipal Water Finance
Authority , Series 2023, Sub-Series BB-2,
RB , VRDN (Mizuho Bank Ltd. SBPA) ,
4.00%, 11/01/23 ................. 6,100 6,100,000
New York City Municipal Water Finance
Authority , Series AA-2, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
3.95%, 11/01/23 ................. 500 500,000
New York City Municipal Water Finance
Authority , Series AA-5, RB , VRDN (Mizuho
Bank Ltd. SBPA) , 3.95%, 11/01/23 ..... 11,550 11,550,000
New York City Municipal Water Finance
Authority , Series BB 1A, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
4.00%, 11/01/23 ................. 2,315 2,315,000
New York City Municipal Water Finance
Authority , Series BB-1B, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
4.00%, 11/01/23 ................. 5,805 5,805,000
New York City Municipal Water Finance
Authority , Series DD-2, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
3.95%, 11/01/23 ................. 500 500,000
New York City Transitional Finance Authority ,
Series 2003-A4, RB , VRDN (TD Bank NA
SBPA) , 3.95%, 11/01/23 ............ 15,210 15,210,000
New York City Transitional Finance Authority ,
Series 2011A-4, RB , VRDN (Barclays Bank
plc SBPA) , 4.00%, 11/01/23 .......... 1,300 1,300,000

Schedule of Investments
(continued)
October 31, 2023
New York Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured , Series 2010 G-6,
RB , VRDN (Barclays Bank plc SBPA) ,
4.00%, 11/01/23 ................. USD 1,000 $ 1,000,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2015 E-4,
RB , VRDN (Bank of America NA SBPA) ,
4.02%, 11/01/23 ................. 2,500 2,500,000
New York City Transitional Finance Authority
Future Tax Secured , Series A-4, RB , VRDN
(Mizuho Bank Ltd. SBPA) , 4.05%, 11/01/23 550 550,000
New York City Trust for Cultural Resources ,
Series 2004, RB , VRDN (JPMorgan Chase
Bank NA LOC) , 4.00%, 11/07/23 ...... 220 220,000
New York City Trust for Cultural Resources ,
Series 2008-B3, RB , VRDN (Wells Fargo
Bank NA SBPA) , 4.00%, 11/07/23 ...... 2,945 2,945,000
New York City Trust for Cultural Resources ,
Series 2009A, RB , VRDN (JPMorgan Chase
Bank NA LOC) , 4.05%, 11/07/23 ...... 3,850 3,850,000
New York Power Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XL0416, RB , VRDN (Barclays Bank plc
LIQ) , 4.12%, 11/07/23
(b)(c)
........... 3,465 3,465,000
New York State Dormitory Authority , Series
2002A-2, RB , VRDN (JPMorgan Chase
Bank NA SBPA) , 4.06%, 11/07/23 ...... 1,955 1,955,000
New York State Dormitory Authority ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
4.13%, 11/07/23 ................. 13,600 13,600,000
New York State Dormitory Authority , Series
2008A-1, RB , VRDN (Bank of America NA
LOC) , 4.05%, 11/07/23 ............. 2,645 2,645,000
New York State Dormitory Authority , Series
2009, RB , VRDN (TD Bank NA LOC) ,
4.06%, 11/07/23 ................. 4,695 4,695,000
New York State Dormitory Authority , Series
2009A, RB , VRDN , 3.85%, 11/07/23 .... 8,975 8,975,000
New York State Dormitory Authority , Series
2012, RB , VRDN (HSBC Bank USA NA
LOC) , 4.10%, 11/07/23 ............. 5,855 5,855,000
New York State Energy Research &
Development Authority , Series 2005A-
1, RB , VRDN (Mizuho Bank Ltd. LOC) ,
4.03%, 11/07/23 ................. 6,275 6,275,000
New York State Energy Research &
Development Authority , Series 2005A-
3, RB , VRDN (Mizuho Bank Ltd. LOC) ,
4.08%, 11/07/23 ................. 10,080 10,080,000
New York State Energy Research &
Development Authority , Series 2005A-
3, RB , VRDN (Mizuho Bank Ltd. LOC) ,
3.95%, 11/07/23 ................. 1,500 1,500,000
New York State Environmental Facilities
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2022-XF3049,
RB , VRDN (Barclays Bank plc LIQ) ,
4.12%, 11/07/23
(b)(c)
............... 2,670 2,670,000
New York State Environmental Facilities
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF1442, RB ,
VRDN (Toronto-Dominion Bank LIQ) ,
4.12%, 11/07/23
(b)(c)
............... 3,560 3,560,000
Security
Par (000)
Par (000) Value
New York (continued)
New York State Housing Finance Agency ,
Series 2004A, RB , VRDN (Federal
National Mortgage Association LOC) ,
3.95%, 11/07/23 ................. USD 6,550 $ 6,550,000
New York State Housing Finance Agency ,
Series 2008A, RB , VRDN (Federal Home
Loan Mortgage Corp. LIQ) , 4.06%, 11/07/23 4,745 4,745,000
New York State Housing Finance Agency ,
Series 2009A, RB , VRDN (Federal
National Mortgage Association LOC) ,
3.95%, 11/07/23 ................. 2,600 2,600,000
New York State Housing Finance Agency ,
Series 2009A, RB , VRDN (Federal
National Mortgage Association LOC) ,
4.07%, 11/07/23 ................. 3,950 3,950,000
New York State Housing Finance Agency ,
Series 2010A, RB , VRDN (Federal Home
Loan Mortgage Corp. LIQ) , 4.07%, 11/07/23 6,400 6,400,000
New York State Housing Finance Agency ,
Series 2010A, RB , VRDN (Landesbank
Hessen-Thuringen Girozentrale LOC) ,
4.17%, 11/07/23 ................. 9,550 9,550,000
New York State Housing Finance Agency ,
Series 2013A, RB , VRDN (Landesbank
Hessen-Thuringen Girozentrale LOC) ,
4.00%, 11/01/23 ................. 15,250 15,250,000
New York State Housing Finance Agency ,
Series 2014A, RB , VRDN (Landesbank
Hessen-Thuringen Girozentrale LOC) ,
4.00%, 11/01/23 ................. 5,000 5,000,000
New York State Housing Finance Agency ,
Series 2022G-3, RB , VRDN (Bank of
America NA SBPA) , 4.10%, 11/07/23 ... 12,485 12,485,000
New York State Personal Income Tax Bonds,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-YX1250,
RB , VRDN (Barclays Bank plc LIQ) ,
4.12%, 11/07/23
(b)(c)
............... 1,730 1,730,000
New York State Personal Income Tax Bonds,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF1496, RB ,
VRDN (Toronto-Dominion Bank LIQ) ,
4.14%, 11/07/23
(b)(c)
............... 1,525 1,525,000
New York State Personal Income Tax Bonds,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-XL0414, RB ,
VRDN (Citibank NA LIQ) , 4.11%, 11/07/23
(b)
(c)
........................... 2,000 2,000,000
New York State Thruway Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-XF0847, RB , VRDN (Royal
Bank of Canada LOC) , 4.12%, 11/07/23
(b)(c)
1,395 1,395,000
New York State Urban Development Corp. ,
Series 2004A-3-C, RB , VRDN (JPMorgan
Chase Bank NA SBPA) , 4.08%, 11/07/23 . 11,930 11,930,000
State of New York Mortgage Agency
Homeowner Mortgage , Series 247,
RB , VRDN (TD Bank NA SBPA) ,
4.05%, 11/07/23 ................. 3,200 3,200,000
Triborough Bridge & Tunnel Authority , Series
2001C, RB , VRDN (Barclays Bank plc LOC) ,
4.00%, 11/01/23 ................. 3,000 3,000,000
Triborough Bridge & Tunnel Authority , Series
2005A, RB , VRDN (Barclays Bank plc LOC) ,
4.00%, 11/07/23 ................. 200 200,000

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
October 31, 2023
New York Money Fund

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
New York (continued)
Triborough Bridge & Tunnel Authority , Series
2005B-2A, RB , VRDN (State Street Bank &
Trust Co. LOC) , 4.35%, 11/07/23 ...... USD 6,900 $ 6,900,000
Triborough Bridge & Tunnel Authority , Series
2005B-2B, RB , VRDN (State Street Bank &
Trust Co. LOC) , 4.10%, 11/07/23 ...... 5,000 5,000,000
Triborough Bridge & Tunnel Authority , Series
2005B3, RB , VRDN (Bank of America NA
LOC) , 4.02%, 11/01/23 ............. 3,100 3,100,000
Triborough Bridge & Tunnel Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XF1495, RB , VRDN (Toronto-
Dominion Bank LIQ) , 4.12%, 11/07/23
(b)(c)
. 1,550 1,550,000
Yankee Stadium, Tender Option Bond Trust
Receipts/Certificates , Series 2023-XF1455,
RB , VRDN (Royal Bank of Canada LOC) ,
4.12%, 11/07/23
(b)(c)
............... 1,800 1,800,000
Security
Par (000)
Par (000) Value
New York (continued)
Yonkers Industrial Development Agency , Series
2005, RB , VRDN (JPMorgan Chase Bank
NA LOC) , 4.02%, 11/07/23 .......... USD 15,145 $ 15,145,000
Total Municipal Bonds — 99.2%
(Cost: $435,995,000) ............................. 435,995,000
Closed-End Investment Companies
New York — 0.6%
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 3, VRDP, (Sumitomo
Mitsui Banking Corp. LOC, Sumitomo Mitsui
Banking Corp. LIQ), 4.14%, 11/07/23
(a)(c)
. 2,500 2,500,000
Total Closed-End Investment Companies — 0.6%
(Cost: $2,500,000) .............................. 2,500,000
Total Investments — 99.8%
(Cost: $438,495,000 )
(d)
............................ 438,495,000
Other Assets Less Liabilities — 0.2% ................... 883,753
Net Assets — 100.0% ..............................
$ 439,378,753
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 2,500,000 $ — $ 2,500,000
Municipal Bonds ......................................... — 435,995,000 — 435,995,000
$ — $ 438,495,000 $ — $ 438,495,000

Statements of Assets and Liabilities
October 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................... $ 5,862,655,287 $ 41,905,808,135 $ 9,688,367,866 $ 3,672,342,476 $ 24,136,354,460
Cash   ................................................ 410,737,596 8,591,814,988 662,227,474 300,810,183 5,201,223,179
Repurchase agreements, at value — unaffiliated
(b)
................... — 97,967,605,000 3,157,000,000 1,260,000,000 68,244,691,250
Receivables: – – – – –
Investments sold ....................................... 5,937,005 141,540,966 — — 98,353,653
Capital shares sold ...................................... 5,418,943 841,773,884 96,624,150 — 624,068,326
Interest — unaffiliated .................................... 6,240,864 61,441,741 42,128,814 18,334,210 15,423,796
Prepaid expenses ........................................ 570,306 95,468,277 237,605 5,473,938 36,391,904
Other assets ............................................ — 209,742 — — 289,982
Total assets ............................................
6,291,560,001 149,605,662,733 13,646,585,909 5,256,960,807 98,356,796,550
LIABILITIES
Payables: – – – – –
Investments purchased ................................... 217,637,431 3,818,374,317 — — 1,804,842,889
Capital shares redeemed .................................. 6,510,248 832,450,171 31,294,112 — 597,597,847
Custodian fees ......................................... 29,193 234,986 48,903 42,500 255,866
Income dividend distributions ............................... 17,043,419 388,684,613 57,507,078 3,634,134 290,918,706
Management fees ....................................... 718,894 20,756,244 1,969,184 745,823 14,397,275
Trustees' and Officer's fees ................................ 6,354 85,418 1,074 12,430 58,931
Professional fees ....................................... 18,357 135,721 9,371 25,285 120,624
Registration fees ....................................... 156,669 5,464,974 104,544 1,196,660 2,549,821
Service and distribution fees ................................ 375,145 97,768,019 100 5,546,441 36,796,605
Transfer agent fees ..................................... 39,765 409,758 45,037 116,298 408,117
Other accrued expenses .................................. 28,748 52,255 8,730 29,232 49,817
Total liabilities ...........................................
242,564,223 5,164,416,476 90,988,133 11,348,803 2,747,996,498
Commitments and contingent liabilities — — — — —
NET ASSETS ...........................................
$ 6,048,995,778 $ 144,441,246,257 $ 13,555,597,776 $ 5,245,612,004 $ 95,608,800,052
NET ASSETS CONSIST OF:
Paid-in capital ........................................... $ 6,049,128,560 $ 144,524,457,680 $ 13,556,305,461 $ 5,246,301,191 $ 95,657,699,658
Accumulated loss ........................................ (132,782) (83,211,423) (707,685) (689,187) (48,899,606)
NET ASSETS ...........................................
$ 6,048,995,778 $ 144,441,246,257 $ 13,555,597,776 $ 5,245,612,004 $ 95,608,800,052
(a)
  Investments, at cost — unaffiliated ......................... $ 5,862,655,287 $ 41,905,808,135 $ 9,687,977,393 $ 3,672,259,246 $ 24,136,354,460
(b)
  Repurchase agreements, at cost — unaffiliated ................. $ — $ 97,967,605,000 $ 3,157,000,000 $ 1,260,000,000 $ 68,244,691,250

Statements of Assets and Liabilities
(continued)
October 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid
Federal Trust
Fund FedFund TempCash TempFund T-Fund
NET ASSET VALUE
Institutional
Net assets .........................................
$ 5,944,450,830 $ 122,363,197,269 $ 13,151,148,484 $ 4,418,931,838 $ 87,613,216,552
Shares outstanding ..................................
5,944,573,889 122,434,274,698 13,146,079,322 4,416,790,521 87,658,040,711
Net asset value .....................................
$ 1.00 $ 1.00 $ 1.0004 $ 1.0005 $ 1.00
Shares authorized ...................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value .........................................
$ — $ — $ — $ — $ —
Administration
Net assets .........................................
$ 31,594,117 $ 7,965,005,768 $ — $ 28,313,939 $ 3,987,751,409
Shares outstanding ..................................
31,594,769 7,969,596,743 — 28,299,471 3,989,783,851
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ 1.0005 $ 1.00
Shares authorized ...................................
Unlimited Unlimited — Unlimited Unlimited
Par value .........................................
$ — $ — $ — $ — $ —
Bancroft Capital
Net assets .........................................
$ 52,771 $ — $ — $ — $ —
Shares outstanding ..................................
52,772 — — — —
Net asset value .....................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ...................................
Unlimited — — — —
Par value .........................................
$ — $ — $ — $ — $ —
Cabrera Capital Markets
Net assets .........................................
$ 52,771 $ — $ — $ 182,841 $ —
Shares outstanding ..................................
52,772 — — 182,745 —
Net asset value .....................................
$ 1.00 $ — $ — $ 1.0005 $ —
Shares authorized ...................................
Unlimited — — Unlimited —
Par value .........................................
$ — $ — $ — $ — $ —
Capital
Net assets .........................................
$ — $ 2,587,811 $ — $ 190,669,720 $ 202,286,101
Shares outstanding ..................................
— 2,589,303 — 190,568,048 202,389,197
Net asset value .....................................
$ — $ 1.00 $ — $ 1.0005 $ 1.00
Shares authorized ...................................
— Unlimited — Unlimited Unlimited
Par value .........................................
$ — $ — $ — $ — $ —
Cash Management
Net assets .........................................
$ 9,809,574 $ 718,126,020 $ — $ 508,936,889 $ 915,926,722
Shares outstanding ..................................
9,809,777 718,539,355 — 508,684,064 916,393,821
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ 1.0005 $ 1.00
Shares authorized ...................................
Unlimited Unlimited — Unlimited Unlimited
Par value .........................................
$ — $ — $ — $ — $ —
Cash Reserve
Net assets .........................................
$ — $ 4,048,351,481 $ — $ 15,135,146 $ 43,531,254
Shares outstanding ..................................
— 4,050,691,394 — 15,126,805 43,553,513
Net asset value .....................................
$ — $ 1.00 $ — $ 1.0006 $ 1.00
Shares authorized ...................................
— Unlimited — Unlimited Unlimited
Par value .........................................
$ — $ — $ — $ — $ —
Dollar
Net assets .........................................
$ 23,415,640 $ 3,987,319,436 $ 18,928 $ 82,732,292 $ 1,364,428,093
Shares outstanding ..................................
23,416,125 3,989,621,084 18,921 82,691,105 1,365,124,948
Net asset value .....................................
$ 1.00 $ 1.00 $ 1.0004 $ 1.0005 $ 1.00
Shares authorized ...................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value .........................................
$ — $ — $ — $ — $ —
Great Pacific
Net assets .........................................
$ 52,753 $ — $ 404,393,871 $ — $ —
Shares outstanding ..................................
52,754 — 404,263,357 — —
Net asset value .....................................
$ 1.00 $ — $ 1.0003 $ — $ —
Shares authorized ...................................
Unlimited — Unlimited — —
Par value .........................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Liquid
Federal Trust
Fund FedFund TempCash TempFund T-Fund
Mischler Financial Group
Net assets .........................................
$ 10,518,534 $ 2,018,044,740 $ — $ — $ —
Shares outstanding ..................................
10,518,752 2,019,207,413 — — —
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ...................................
Unlimited Unlimited — — —
Par value .........................................
$ — $ — $ — $ — $ —
Penserra
Net assets .........................................
$ 802,753 $ — $ — $ — $ —
Shares outstanding ..................................
802,769 — — — —
Net asset value .....................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ...................................
Unlimited — — — —
Par value .........................................
$ — $ — $ — $ — $ —
Premier
Net assets .........................................
$ — $ 2,879,644,736 $ 36,493 $ — $ 1,431,263,844
Shares outstanding ..................................
— 2,880,833,135 36,478 — 1,431,937,098
Net asset value .....................................
$ — $ 1.00 $ 1.0004 $ — $ 1.00
Shares authorized ...................................
— Unlimited Unlimited — Unlimited
Par value .........................................
$ — $ — $ — $ — $ —
Private Client
Net assets .........................................
$ — $ 249,634 $ — $ 709,339 $ —
Shares outstanding ..................................
— 249,778 — 708,964 —
Net asset value .....................................
$ — $ 1.00 $ — $ 1.0005 $ —
Shares authorized ...................................
— Unlimited — Unlimited —
Par value .........................................
$ — $ — $ — $ — $ —
Select
Net assets .........................................
$ — $ 325,700,247 $ — $ — $ 50,396,077
Shares outstanding ..................................
— 325,887,746 — — 50,421,766
Net asset value .....................................
$ — $ 1.00 $ — $ — $ 1.00
Shares authorized ...................................
— Unlimited — — Unlimited
Par value .........................................
$ — $ — $ — $ — $ —
Stern Brothers
Net assets .........................................
$ 53,496 $ 26,623 $ — $ — $ —
Shares outstanding ..................................
53,497 26,625 — — —
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ...................................
Unlimited Unlimited — — —
Par value .........................................
$ — $ — $ — $ — $ —
Tigress
Net assets .........................................
$ 28,192,539 $ 29,731,594 $ — $ — $ —
Shares outstanding ..................................
28,193,123 29,748,767 — — —
Net asset value .....................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ...................................
Unlimited Unlimited — — —
Par value .........................................
$ — $ — $ — $ — $ —
WestCap
Net assets .........................................
$ — $ 103,260,898 $ — $ — $ —
Shares outstanding ..................................
— 103,320,316 — — —
Net asset value .....................................
$ — $ 1.00 $ — $ — $ —
Shares authorized ...................................
— Unlimited — — —
Par value .........................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 96,863,708,550 $ 4,507,856,765 $ 262,512,748 $ 438,495,000
Cash   ............................................................... 6,564,515,214 2,475,605 — 930,390
Receivables: – – – –
Investments sold ...................................................... 100,437,006 10,000,000 12,463,501 —
Capital shares sold ..................................................... 4,191,718 9,402,827 214,430 1,283,975
Interest — unaffiliated ................................................... 2,978,840 21,876,226 1,013,412 1,473,975
Prepaid expenses ....................................................... 14,893,518 204,071 16,816 22,183
Total assets ...........................................................
103,550,724,846 4,551,815,494 276,220,907 442,205,523
LIABILITIES
Bank overdraft .......................................................... — — 7,482,459 —
Payables: – – – –
Investments purchased .................................................. 2,374,054,100 2,471,880 500,814 857,405
Capital shares redeemed ................................................. 1,592,536 490,061 221,923 966,218
Custodian fees ........................................................ 479,571 21,703 9,220 4,925
Income dividend distributions .............................................. 308,600,046 5,618,856 148,238 884,272
Management fees ...................................................... 14,116,085 661,117 51,647 59,146
Trustees' and Officer's fees ............................................... 54,107 265 1,419 1,070
Professional fees ...................................................... 95,858 20,844 16,039 13,641
Registration fees ...................................................... 4,339,577 41,064 77,588 23,219
Service and distribution fees ............................................... 14,910,659 19,950 1,375 269
Transfer agent fees .................................................... 87,893 14,393 649 639
Other accrued expenses ................................................. 43,219 26,300 6,102 15,966
Total liabilities ..........................................................
2,718,373,651 9,386,433 8,517,473 2,826,770
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 100,832,351,195 $ 4,542,429,061 $ 267,703,434 $ 439,378,753
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 100,819,615,448 $ 4,542,583,178 $ 267,721,182 $ 439,373,987
Accumulated earnings (loss) ................................................ 12,735,747 (154,117) (17,748) 4,766
NET ASSETS ..........................................................
$ 100,832,351,195 $ 4,542,429,061 $ 267,703,434 $ 439,378,753
(a)
  Investments, at cost — unaffiliated ....................................... $ 96,863,708,550 $ 4,508,018,807 $ 262,530,852 $ 438,495,000

Statements of Assets and Liabilities
(continued)
October 31, 2023

Financial Statements
See notes to financial statements.
Treasury Trust
Fund MuniCash
California Money
Fund
New York Money
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................
$ 97,157,593,294 $ 4,540,657,345 $ 267,703,434 $ 439,378,753
Shares outstanding ..................................................
97,145,321,667 4,540,694,785 267,896,310 439,371,456
Net asset value .....................................................
$ 1.00 $ 1.0000 $ 0.9993 $ 1.0000
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value .........................................................
$ — $ — $ — $ —
Administration
Net assets .........................................................
$ 442,723,123 $ — $ — $ —
Shares outstanding ..................................................
442,667,309 — — —
Net asset value .....................................................
$ 1.00 $ — $ — $ —
Shares authorized ...................................................
Unlimited — — —
Par value .........................................................
$ — $ — $ — $ —
Capital
Net assets .........................................................
$ 500,685,089 $ — $ — $ —
Shares outstanding ..................................................
500,622,032 — — —
Net asset value .....................................................
$ 1.00 $ — $ — $ —
Shares authorized ...................................................
Unlimited — — —
Par value .........................................................
$ — $ — $ — $ —
Cash Management
Net assets .........................................................
$ 5,085,112 $ — $ — $ —
Shares outstanding ..................................................
5,084,472 — — —
Net asset value .....................................................
$ 1.00 $ — $ — $ —
Shares authorized ...................................................
Unlimited — — —
Par value .........................................................
$ — $ — $ — $ —
Cash Reserve
Net assets .........................................................
$ 128,271,654 $ — $ — $ —
Shares outstanding ..................................................
128,255,431 — — —
Net asset value .....................................................
$ 1.00 $ — $ — $ —
Shares authorized ...................................................
Unlimited — — —
Par value .........................................................
$ — $ — $ — $ —
Dollar
Net assets .........................................................
$ 2,343,866,350 $ 1,771,716 $ — $ —
Shares outstanding ..................................................
2,343,569,986 1,771,781 — —
Net asset value .....................................................
$ 1.00 $ 1.0000 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value .........................................................
$ — $ — $ — $ —
Select
Net assets .........................................................
$ 254,126,573 $ — $ — $ —
Shares outstanding ..................................................
254,094,551 — — —
Net asset value .....................................................
$ 1.00 $ — $ — $ —
Shares authorized ...................................................
Unlimited — — —
Par value .........................................................
$ — $ — $ — $ —

Statements of Operations

Year Ended October 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 233,370,300 $ 6,731,491,981 $ 612,380,049 $ 305,553,069 $ 4,588,487,641
Total investment income ....................................
233,370,300 6,731,491,981 612,380,049 305,553,069 4,588,487,641
EXPENSES
Management .......................................... 10,420,869 253,669,958 25,879,915 15,131,350 173,570,100
Registration .......................................... 320,233 1,636,395 764,753 225,254 758,562
Transfer agent ......................................... 147,475 1,274,849 133,158 457,488 432,276
Service and distribution — class specific ....................... 112,386 46,936,143 44 3,012,425 16,244,380
Professional .......................................... 88,199 387,328 73,615 76,969 283,461
Printing and postage .................................... 64,161 68,303 33,764 43,655 50,625
Custodian ............................................ 54,672 474,949 112,074 94,602 403,039
Trustees and Officer ..................................... 44,999 350,281 93,055 58,905 314,480
Miscellaneous ......................................... 119,326 693,023 97,858 120,984 567,599
Total expenses ..........................................
11,372,320 305,491,229 27,188,236 19,221,632 192,624,522
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (2,872,680) (21,420,118) (5,409,993) (5,080,787) (14,543,643)
Service and distribution fees waived and/or reimbursed — class specific .. (705) (84,223) — (7,981) (12,069)
Total expenses after fees waived and/or reimbursed .................
8,498,935 283,986,888 21,778,243 14,132,864 178,068,810
Net investment income .....................................
224,871,365 6,447,505,093 590,601,806 291,420,205 4,410,418,831
REALIZED AND UNREALIZED GAIN (LOSS) $ 647,809 $ (45,185,505) $ 4,202,805 $ 4,135,694 $ (29,108,642)
Net realized gain (loss) from investments ...................... 647,809 (45,185,505) 60,470 (79,431) (29,108,642)
Net change in unrealized appreciation on investments ..............
— — 4,142,335 4,215,125 —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 225,519,174 $ 6,402,319,588 $ 594,804,611 $ 295,555,899 $ 4,381,310,189
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2023

Financial Statements
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ................................................... $ 4,817,124,068 $ 103,169,020 $ 9,507,909 $ 9,120,568
Total investment income ...................................................
4,817,124,068 103,169,020 9,507,909 9,120,568
EXPENSES
Management ......................................................... 184,889,634 9,816,138 1,467,583 1,106,792
Service and distribution — class specific ...................................... 6,606,820 5,641 — —
Custodian ........................................................... 1,076,194 41,596 19,857 12,504
Registration ......................................................... 856,675 252,306 11,680 96,682
Transfer agent ........................................................ 568,641 23,994 1,401 1,740
Professional ......................................................... 330,889 57,507 67,570 62,711
Trustees and Officer .................................................... 317,095 27,203 8,735 8,064
Printing and postage ................................................... 43,956 30,431 21,928 31,651
Miscellaneous ........................................................ 506,708 50,423 7,816 8,196
Total expenses .........................................................
195,196,612 10,305,239 1,606,570 1,328,340
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (16,124,383) (3,477,116) (823,802) (737,993)
Service and distribution fees waived and/or reimbursed — class specific ................. (312,504) — — —
Total expenses after fees waived and/or reimbursed ................................
178,759,725 6,828,123 782,768 590,347
Net investment income ....................................................
4,638,364,343 96,340,897 8,725,141 8,530,221
REALIZED AND UNREALIZED GAIN (LOSS) $ 18,563,686 $ 694,651 $ 10,549 $ 5,047
Net realized gain from investments ......................................... 18,563,686 8,109 2,498 4,808
Net change in unrealized appreciation on investments .............................
— 686,542 8,051 239
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 4,656,928,029 $ 97,035,548 $ 8,735,690 $ 8,535,268
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid Federal Trust Fund FedFund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 224,871,365 $ 48,619,419 $ 6,447,505,093 $ 1,390,465,990
Net realized gain (loss) ............................................ 647,809 (690,428) (45,185,505) (36,843,185)
Net increase in net assets resulting from operations ...........................
225,519,174 47,928,991 6,402,319,588 1,353,622,805
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ................................................... (221,257,571) (48,537,193) (5,350,110,036) (1,077,596,668)
  Administration ................................................. (1,258,380) (203,462) (548,004,687) (213,403,476)
  Bancroft Capital ................................................ (2,348) (424) — —
  Cabrera Capital Markets .......................................... (2,348) (424) — —
  Capital ...................................................... — — (151,947) (3,026,915)
  Cash Management .............................................. (452,379) (78,794) (26,770,197) (4,284,003)
  Cash Reserve ................................................. — (3) (190,618,421) (35,255,621)
  Dollar ....................................................... (497,569) (53,184) (162,022,146) (27,091,528)
  Great Pacific .................................................. (2,347) (407) — —
Mischler Financial Group .......................................... (411,410) (68,040) (78,385,377) (11,486,407)
Penserra ..................................................... (29,442) (422) — —
  Premier ...................................................... — — (72,073,104) (18,686,982)
  Private Client .................................................. — — (10,459) (1,554)
  Select ....................................................... — — (15,135,753) (3,107,617)
  Stern Brothers ................................................. (3,206) (291) (26,326) (299)
  Tigress ...................................................... (954,365) (1,074) (752,039) (743)
WestCap ..................................................... — — (3,150,528) (269)
Decrease in net assets resulting from distributions to shareholders .................
(224,871,365) (48,943,718) (6,447,211,020) (1,393,942,082)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
867,613,922 160,508,937 (1,818,848,960) (21,212,578,366)
NET ASSETS
Total increase (decrease) in net assets ................................... 868,261,731 159,494,210 (1,863,740,392) (21,252,897,643)
Beginning of year ..................................................
5,180,734,047 5,021,239,837 146,304,986,649 167,557,884,292
End of year ......................................................
$ 6,048,995,778 $ 5,180,734,047 $ 144,441,246,257 $ 146,304,986,649
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
TempCash TempFund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 590,601,806 $ 65,593,917 $ 291,420,205 $ 74,680,071
Net realized gain (loss) ............................................ 60,470 12,497 (79,431) 10,023
Net change in unrealized appreciation (depreciation) ........................ 4,142,335 (3,932,958) 4,215,125 (4,441,139)
Net increase in net assets resulting from operations ...........................
594,804,611 61,673,456 295,555,899 70,248,955
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ................................................... (570,810,672) (65,593,405) (255,677,073) (69,791,863)
  Administration ................................................. — — (1,408,620) (150,396)
  Cabrera Capital Markets .......................................... — — (7,399) (495)
  Capital ...................................................... — — (6,611,763) (62,777)
  Cash Management .............................................. — — (22,540,001) (3,801,518)
  Cash Reserve ................................................. — — (707,240) (82,973)
  Dollar ....................................................... (846) (150) (4,433,374) (953,713)
  Great Pacific .................................................. (19,788,529) — — —
  Premier ...................................................... (1,759) (362) — —
  Private Client .................................................. — — (34,735) (7,842)
Decrease in net assets resulting from distributions to shareholders .................
(590,601,806) (65,593,917) (291,420,205) (74,851,577)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
4,892,789,579 2,875,694,021 (2,099,339,623) (1,309,031,942)
NET ASSETS
Total increase (decrease) in net assets ................................... 4,896,992,384 2,871,773,560 (2,095,203,929) (1,313,634,564)
Beginning of year ..................................................
8,658,605,392 5,786,831,832 7,340,815,933 8,654,450,497
End of year ......................................................
$ 13,555,597,776 $ 8,658,605,392 $ 5,245,612,004 $ 7,340,815,933
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund Treasury Trust Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 4,410,418,831 $ 936,985,893 $ 4,638,364,343 $ 903,323,482
Net realized gain (loss) ............................................ (29,108,642) (20,182,880) 18,563,686 2,426,101
Net increase in net assets resulting from operations ...........................
4,381,310,189 916,803,013 4,656,928,029 905,749,583
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ................................................... (3,937,571,942) (772,514,168) (4,529,645,292) (893,603,138)
  Administration ................................................. (320,493,272) (143,818,630) (19,482,279) (3,879,189)
  Capital ...................................................... (6,007,199) (952,166) (11,772,075) (101,615)
  Cash Management .............................................. (31,999,834) (5,473,066) (490,313) (156,314)
  Cash Reserve ................................................. (3,501,185) (782,324) (3,925,185) (502,788)
  Dollar ....................................................... (67,441,132) (11,632,288) (70,921,213) (7,124,384)
  Premier ...................................................... (40,693,855) (2,939,940) — —
  Select ....................................................... (2,416,296) (135,326) (7,370,992) (2,012,121)
Decrease in net assets resulting from distributions to shareholders .................
(4,410,124,715) (938,247,908) (4,643,607,349) (907,379,549)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(5,654,524,761) (19,885,886,464) (7,466,784,817) 7,255,815,540
NET ASSETS
Total increase (decrease) in net assets ................................... (5,683,339,287) (19,907,331,359) (7,453,464,137) 7,254,185,574
Beginning of year ..................................................
101,292,139,339 121,199,470,698 108,285,815,332 101,031,629,758
End of year ......................................................
$ 95,608,800,052 $ 101,292,139,339 $ 100,832,351,195 $ 108,285,815,332
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
MuniCash California Money Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 96,340,897 $ 20,242,474 $ 8,725,141 $ 1,059,497
Net realized gain ................................................ 8,109 60,574 2,498 2,729
Net change in unrealized appreciation (depreciation) ........................ 686,542 (787,449) 8,051 (24,988)
Net increase in net assets resulting from operations ...........................
97,035,548 19,515,599 8,735,690 1,037,238
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ................................................... (96,283,682) (20,457,399) (8,725,141) (1,228,434)
  Dollar ....................................................... (57,215) (14,473) — —
Decrease in net assets resulting from distributions to shareholders .................
(96,340,897) (20,471,872) (8,725,141) (1,228,434)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
946,183,267 (1,777,099,677) (49,867,851) 110,594,977
NET ASSETS
Total increase (decrease) in net assets ................................... 946,877,918 (1,778,055,950) (49,857,302) 110,403,781
Beginning of year ..................................................
3,595,551,143 5,373,607,093 317,560,736 207,156,955
End of year ......................................................
$ 4,542,429,061 $ 3,595,551,143 $ 267,703,434 $ 317,560,736
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
New York Money Fund
Year Ended
10/31/23
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 8,530,221 $ 849,816
Net realized gain .................................................................................. 4,808 —
Net change in unrealized appreciation (depreciation) .......................................................... 239 1,000
Net increase in net assets resulting from operations .............................................................
8,535,268 850,816
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (8,530,221) (849,816)
Decrease in net assets resulting from distributions to shareholders ...................................................
(8,530,221) (849,816)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
240,414,437 139,158,163
NET ASSETS
Total increase in net assets ............................................................................. 240,419,484 139,159,163
Beginning of year ....................................................................................
198,959,269 59,800,106
End of year ........................................................................................
$ 439,378,753 $ 198,959,269
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0456  0.0077  0.0000
(a)
0.0051  0.0214
Net realized and unrealized gain ...............................
0.0000
(a)
0.0007
(b)
0.0001  0.0014  0.0000
(a)
Net increase from investment operations ........................... 0.0456  0.0084  0.0001  0.0065  0.0214
Distributions
(c)
– – – – –
From net investment income .................................
(0.0456) (0.0084) (0.0000)
(d)
(0.0064) (0.0214)
From net realized gain ......................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .......................................... (0.0456) (0.0084) (0.0001) (0.0065) (0.0214)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 4.66% 0.85% 0.02% 0.65% 2.16%
Ratios to Average Net Assets
Total expenses ............................................
0.23% 0.22% 0.23% 0.23% 0.25%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.13% 0.09% 0.17% 0.17%
Net investment income ......................................
4.56% 0.77% 0.00%
(f)
0.51% 2.14%
Supplemental Data
Net assets, end of year (000) ................................... $ 5,944,451  $ 5,117,999  $ 4,912,973  $ 4,488,126  $ 3,442,530
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Administration
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0452  0.0043  0.0000
(a)
0.0051  0.0204
Net realized and unrealized gain (loss) ...........................
(0.0006)
(b)
0.0035
(b)
0.0001  0.0006  0.0000
(a)
Net increase from investment operations ........................... 0.0446  0.0078  0.0001  0.0057  0.0204
Distributions
(c)
– – – – –
From net investment income .................................
(0.0446) (0.0078) (0.0000)
(d)
(0.0056) (0.0204)
From net realized gain ......................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .......................................... (0.0446) (0.0078) (0.0001) (0.0057) (0.0204)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 4.55% 0.78% 0.02% 0.57% 2.06%
Ratios to Average Net Assets
Total expenses ............................................
0.33% 0.32% 0.33% 0.33% 0.35%
Total expenses after fees waived and/or reimbursed ...................
0.27% 0.15% 0.08% 0.24% 0.27%
Net investment income ......................................
4.52% 0.43% 0.00%
(f)
0.51% 2.05%
Supplemental Data
Net assets, end of year (000) ................................... $ 31,594  $ 24,112  $ 87,091  $ 78,219  $ 80,271
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Bancroft Capital
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0457  0.0084
Net realized and unrealized (loss) ..........................................................................
(0.0001)
(b)
(0.0000)
(c)
Net increase from investment operations ....................................................................... 0.0456  0.0084
Distributions
(d)
– –
From net investment income .............................................................................
(0.0456) (0.0084)
From net realized gain ..................................................................................
—  (0.0000)
(c)
Total distributions ...................................................................................... (0.0456) (0.0084)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value ................................................................................. 4.66% 0.85%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.13%
(g)
Net investment income ..................................................................................
4.57% 0.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 53  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Cabrera Capital Markets
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0457  0.0084
Net realized and unrealized (loss) ..........................................................................
(0.0001)
(b)
(0.0000)
(c)
Net increase from investment operations ....................................................................... 0.0456  0.0084
Distributions
(d)
– –
From net investment income .............................................................................
(0.0456) (0.0084)
From net realized gain ..................................................................................
—  (0.0000)
(c)
Total distributions ...................................................................................... (0.0456) (0.0084)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value ................................................................................. 4.66% 0.85%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.13%
(g)
Net investment income ..................................................................................
4.57% 0.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 53  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Cash Management
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0399  0.0051  0.0000
(a)
0.0022  0.0164
Net realized and unrealized gain ...............................
0.0007  0.0006
(b)
0.0001  0.0016  0.0000
(a)
Net increase from investment operations ........................... 0.0406  0.0057  0.0001  0.0038  0.0164
Distributions
(c)
– – – – –
From net investment income .................................
(0.0406) (0.0057) (0.0000)
(d)
(0.0037) (0.0164)
From net realized gain ......................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .......................................... (0.0406) (0.0057) (0.0001) (0.0038) (0.0164)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 4.14% 0.57% 0.02% 0.38% 1.65%
Ratios to Average Net Assets
Total expenses ............................................
0.73% 0.72% 0.73% 0.73% 0.75%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.39% 0.08% 0.36% 0.67%
Net investment income ......................................
3.99% 0.51% 0.00%
(f)
0.22% 1.65%
Supplemental Data
Net assets, end of year (000) ................................... $ 9,810  $ 14,435  $ 10,191  $ 10,809  $ 11,839
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Dollar
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year .............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0.0446  0.0084  0.0000
(a)
0.0032  0.0189
Net realized and unrealized gain (loss) ..........................
(0.0015)
(b)
(0.0015) 0.0001  0.0018  0.0000
(a)
Net increase from investment operations .......................... 0.0431  0.0069  0.0001  0.0050  0.0189
Distributions
(c)
– – – – –
From net investment income ................................
(0.0431) (0.0069) (0.0000)
(d)
(0.0049) (0.0189)
From net realized gain .....................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions ......................................... (0.0431) (0.0069) (0.0001) (0.0050) (0.0189)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value .................................... 4.40% 0.70% 0.02% 0.49% 1.91%
Ratios to Average Net Assets
Total expenses ...........................................
0.48% 0.47% 0.48% 0.48% 0.50%
Total expenses after fees waived and/or reimbursed ..................
0.42% 0.29% 0.09% 0.29% 0.42%
Net investment income .....................................
4.46% 0.84% 0.00%
(f)
0.32% 1.90%
Supplemental Data
Net assets, end of year (000) .................................. $ 23,416  $ 15,765  $ 10,977  $ 30,848  $ 11,152
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Great Pacific
Year Ended
10/31/23
Period from
05/02/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0457  0.0081
Net realized and unrealized (loss) ..........................................................................
(0.0001)
(b)
(0.0000)
(c)
Net increase from investment operations ....................................................................... 0.0456  0.0081
Distributions from net investment income
(d)
................................................................... (0.0456) (0.0081)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value ................................................................................. 4.66% 0.81%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(g)
Net investment income ..................................................................................
4.57% 1.62%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 53  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Mischler Financial Group
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0482  0.0089
Net realized and unrealized (loss) ..........................................................................
(0.0026)
(b)
(0.0005)
Net increase from investment operations ....................................................................... 0.0456  0.0084
Distributions
(c)
– –
From net investment income .............................................................................
(0.0456) (0.0084)
From net realized gain ..................................................................................
—  (0.0000)
(d)
Total distributions ...................................................................................... (0.0456) (0.0084)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value ................................................................................. 4.66% 0.85%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(g)
Net investment income ..................................................................................
4.82% 0.89%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 10,519  $ 5,120
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Penserra
Year Ended
10/31/23
Period from
01/21/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0484  0.0084
Net realized and unrealized (loss) ..........................................................................
(0.0028)
(b)
(0.0000)
(c)
Net increase from investment operations ....................................................................... 0.0456  0.0084
Distributions from net investment income
(d)
................................................................... (0.0456) (0.0084)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value ................................................................................. 4.66% 0.84%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.15%
(g)
Net investment income ..................................................................................
4.84% 1.08%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 803  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Stern Brothers
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0443  0.0058
Net realized and unrealized gain (loss) .......................................................................
0.0013  (0.0000)
(b)
Net increase from investment operations ....................................................................... 0.0456  0.0058
Distributions from net investment income
(c)
................................................................... (0.0456) (0.0058)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(d)
— —
Based on net asset value ................................................................................. 4.66% 0.58%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.23% 0.23%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(f)
Net investment income ..................................................................................
4.43% 2.31%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Tigress
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0488  0.0026
Net realized and unrealized (loss) ..........................................................................
(0.0032)
(b)
(0.0004)
Net increase from investment operations ....................................................................... 0.0456  0.0022
Distributions from net investment income
(c)
................................................................... (0.0456) (0.0022)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(d)
— —
Based on net asset value ................................................................................. 4.66% 0.22%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.23% 0.25%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(f)
Net investment income ..................................................................................
4.88% 2.91%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 28,193  $ 3,051
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

FedFund
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ...............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0.0468  0.0084  0.0002  0.0054  0.0217
Net realized and unrealized gain (loss) ............................
(0.0005) 0.0006
(a)
0.0001  0.0010  0.0001
Net increase from investment operations ............................ 0.0463  0.0090  0.0003  0.0064  0.0218
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0463) (0.0090) (0.0002) (0.0063) (0.0218)
From net realized gain .......................................
—  (0.0000)
(c)
(0.0001) (0.0001) —
Total distributions ........................................... (0.0463) (0.0090) (0.0003) (0.0064) (0.0218)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ...................................... 4.73% 0.90% 0.03% 0.64% 2.20%
Ratios to Average Net Assets
Total expenses .............................................
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.13% 0.08% 0.17% 0.17%
Net investment income .......................................
4.68% 0.84% 0.02% 0.54% 2.17%
Supplemental Data
Net assets, end of year (000) .................................... $ 122,363,197  $ 111,196,831  $ 127,458,227  $ 141,084,816  $ 93,106,503
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Administration
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0431  0.0116  0.0002  0.0054  0.0207
Net realized and unrealized gain (loss) ...........................
0.0022
(a)
(0.0032) 0.0001  0.0002  0.0001
Net increase from investment operations ........................... 0.0453  0.0084  0.0003  0.0056  0.0208
Distributions
(b)
– – – – –
From net investment income .................................
(0.0453) (0.0084) (0.0002) (0.0055) (0.0208)
From net realized gain ......................................
—  (0.0000)
(c)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0453) (0.0084) (0.0003) (0.0056) (0.0208)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ..................................... 4.63% 0.84% 0.03% 0.56% 2.10%
Ratios to Average Net Assets
Total expenses ............................................
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...................
0.27% 0.25% 0.08% 0.24% 0.27%
Net investment income ......................................
4.31% 1.16% 0.02% 0.54% 2.07%
Supplemental Data
Net assets, end of year (000) ................................... $ 7,965,006  $ 22,812,396  $ 3,021,092  $ 2,977,997  $ 2,870,758
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

FedFund
Capital
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ...............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0.0448  0.0003  0.0002  0.0051  0.0213
Net realized and unrealized gain ................................
0.0012
(a)
0.0085
(a)
0.0001  0.0009  0.0001
Net increase from investment operations ............................ 0.0460  0.0088  0.0003  0.0060  0.0214
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0460) (0.0088) (0.0002) (0.0059) (0.0214)
From net realized gain .......................................
—  (0.0000)
(c)
(0.0001) (0.0001) —
Total distributions ........................................... (0.0460) (0.0088) (0.0003) (0.0060) (0.0214)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ...................................... 4.70% 0.88% 0.03% 0.60% 2.16%
Ratios to Average Net Assets
Total expenses .............................................
0.24% 0.24% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ....................
0.21% 0.07% 0.07% 0.21% 0.21%
Net investment income .......................................
4.48% 0.03% 0.02% 0.51% 2.13%
Supplemental Data
Net assets, end of year (000) .................................... $ 2,588  $ 1,252  $ 25,722,827  $ 11,247,218  $ 8,078,893
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Management
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0412  0.0062  0.0002  0.0035  0.0165
Net realized and unrealized gain (loss) ...........................
0.0001
(a)
(0.0000)
(b)
0.0001  0.0003  0.0003
Net increase from investment operations ........................... 0.0413  0.0062  0.0003  0.0038  0.0168
Distributions
(c)
– – – – –
From net investment income .................................
(0.0413) (0.0062) (0.0002) (0.0037) (0.0168)
From net realized gain ......................................
—  (0.0000)
(b)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0413) (0.0062) (0.0003) (0.0038) (0.0168)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ..................................... 4.21% 0.62% 0.03% 0.38% 1.69%
Ratios to Average Net Assets
Total expenses ............................................
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.42% 0.08% 0.42% 0.67%
Net investment income ......................................
4.12% 0.62% 0.02% 0.35% 1.65%
Supplemental Data
Net assets, end of year (000) ................................... $ 718,126  $ 695,591  $ 590,584  $ 440,893  $ 377,591
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

FedFund
Cash Reserve
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ...............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0.0418  0.0063  0.0002  0.0040  0.0178
Net realized and unrealized gain ................................
0.0005
(a)
0.0004
(a)
0.0001  0.0002  0.0000
(b)
Net increase from investment operations ............................ 0.0423  0.0067  0.0003  0.0042  0.0178
Distributions
(c)
– – – – –
From net investment income ..................................
(0.0423) (0.0067) (0.0002) (0.0041) (0.0178)
From net realized gain .......................................
—  (0.0000)
(d)
(0.0001) (0.0001) —
Total distributions ........................................... (0.0423) (0.0067) (0.0003) (0.0042) (0.0178)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ...................................... 4.32% 0.67% 0.03% 0.42% 1.79%
Ratios to Average Net Assets
Total expenses .............................................
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....................
0.57% 0.35% 0.08% 0.39% 0.57%
Net investment income .......................................
4.18% 0.63% 0.02% 0.40% 1.78%
Supplemental Data
Net assets, end of year (000) .................................... $ 4,048,351  $ 5,181,757  $ 5,518,536  $ 5,079,903  $ 4,907,193
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Dollar
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0439  0.0080  0.0002  0.0039  0.0195
Net realized and unrealized gain (loss) ...........................
(0.0001) (0.0005) 0.0001  0.0009  0.0000
(a)
Net increase from investment operations ........................... 0.0438  0.0075  0.0003  0.0048  0.0195
Distributions
(b)
– – – – –
From net investment income .................................
(0.0438) (0.0075) (0.0002) (0.0047) (0.0195)
From net realized gain ......................................
—  (0.0000)
(c)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0438) (0.0075) (0.0003) (0.0048) (0.0195)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ..................................... 4.47% 0.75% 0.03% 0.48% 1.97%
Ratios to Average Net Assets
Total expenses ............................................
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.42% 0.29% 0.08% 0.31% 0.42%
Net investment income ......................................
4.39% 0.80% 0.02% 0.39% 1.95%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,987,319  $ 3,653,256  $ 2,863,692  $ 2,991,892  $ 2,307,110
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

FedFund
Mischler Financial Group
Year Ended
10/31/23
Year Ended
10/31/22
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period .........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................................
0.0489  0.0081  0.0001
Net realized and unrealized gain (loss) ........................................................
(0.0026) 0.0009
(b)
0.0001
Net increase from investment operations ........................................................ 0.0463  0.0090  0.0002
Distributions
(c)
– – –
From net investment income ..............................................................
(0.0463) (0.0090) (0.0001)
From net realized gain ...................................................................
—  (0.0000)
(d)
(0.0001)
Total distributions ....................................................................... (0.0463) (0.0090) (0.0002)
Net asset value, end of period .............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — —
Based on net asset value .................................................................. 4.73% 0.90% 0.02%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................
0.19% 0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ................................................
0.17% 0.13% 0.05%
(g)
Net investment income ...................................................................
4.89% 0.81% 0.03%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 2,018,045  $ 673,842  $ 1,636,430
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Premier
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ...........................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0.0466  0.0208  0.0002  0.0062  0.0051
Net realized and unrealized gain (loss) ..........................
(0.0003) (0.0118) 0.0001  0.0002  0.0000
(b)
Net increase from investment operations .......................... 0.0463  0.0090  0.0003  0.0064  0.0051
Distributions
(c)
– – – – –
From net investment income ................................
(0.0463) (0.0090) (0.0002) (0.0063) (0.0051)
From net realized gain .....................................
—  (0.0000)
(d)
(0.0001) (0.0001) —
Total distributions ......................................... (0.0463) (0.0090) (0.0003) (0.0064) (0.0051)
Net asset value, end of period ................................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value .................................... 4.73% 0.90% 0.03% 0.64% 0.51%
(f)
Ratios to Average Net Assets
Total expenses ...........................................
0.19% 0.18% 0.19% 0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ..................
0.17% 0.17% 0.06% 0.17% 0.17%
(g)
Net investment income .....................................
4.66% 2.09% 0.02% 0.62% 1.95%
(g)
Supplemental Data
Net assets, end of period (000) ................................ $ 2,879,645  $ 1,429,878  $ 18,892  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

FedFund
Private Client
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0412  0.0061  0.0002  0.0036  0.0166
Net realized and unrealized gain (loss) ...........................
(0.0000)
(a)
0.0001
(b)
0.0001  0.0002  0.0001
Net increase from investment operations ........................... 0.0412  0.0062  0.0003  0.0038  0.0167
Distributions
(c)
– – – – –
From net investment income .................................
(0.0412) (0.0062) (0.0002) (0.0037) (0.0167)
From net realized gain ......................................
—  (0.0000)
(a)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0412) (0.0062) (0.0003) (0.0038) (0.0167)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ..................................... 4.20% 0.62% 0.03% 0.38% 1.68%
Ratios to Average Net Assets
Total expenses ............................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...................
0.68% 0.42% 0.08% 0.43% 0.68%
Net investment income ......................................
4.12% 0.61% 0.02% 0.36% 1.66%
Supplemental Data
Net assets, end of year (000) ................................... $ 250  $ 253  $ 252  $ 252  $ 230
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Select
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ...............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0.0365  0.0042  0.0002  0.0021  0.0133
Net realized and unrealized gain ................................
0.0015
(a)
0.0005
(a)
0.0001  0.0004  0.0002
Net increase from investment operations ............................ 0.0380  0.0047  0.0003  0.0025  0.0135
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0380) (0.0047) (0.0002) (0.0024) (0.0135)
From net realized gain .......................................
—  (0.0000)
(c)
(0.0001) (0.0001) —
Total distributions ........................................... (0.0380) (0.0047) (0.0003) (0.0025) (0.0135)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ...................................... 3.87% 0.47% 0.03% 0.26% 1.36%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....................
1.00% 0.50% 0.08% 0.54% 1.00%
Net investment income .......................................
3.65% 0.42% 0.02% 0.22% 1.33%
Supplemental Data
Net assets, end of year (000) .................................... $ 325,700  $ 657,779  $ 727,352  $ 301,826  $ 256,241
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

FedFund
Stern Brothers
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0513  0.0060
Net realized and unrealized (loss) ..........................................................................
(0.0050) (0.0000)
(b)
Net increase from investment operations ....................................................................... 0.0463  0.0060
Distributions from net investment income
(c)
................................................................... (0.0463) (0.0060)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(d)
— —
Based on net asset value ................................................................................. 4.73% 0.60%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.18% 0.18%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(f)
Net investment income ..................................................................................
5.13% 2.37%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 27  $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Tigress
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0494  0.0025
Net realized and unrealized (loss) ..........................................................................
(0.0031) (0.0002)
Net increase from investment operations ....................................................................... 0.0463  0.0023
Distributions from net investment income
(b)
................................................................... (0.0463) (0.0023)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(c)
— —
Based on net asset value ................................................................................. 4.73% 0.23%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.18% 0.19%
(e)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(e)
Net investment income ..................................................................................
4.97% 2.87%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 29,732  $ 2,050
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

FedFund
WestCap
Year Ended
10/31/23
Period from
08/12/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0501  0.0054
Net realized and unrealized (loss) ..........................................................................
(0.0038) (0.0000)
(b)
Net increase from investment operations ....................................................................... 0.0463  0.0054
Distributions from net investment income
(c)
................................................................... (0.0463) (0.0054)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(d)
— —
Based on net asset value ................................................................................. 4.73% 0.54%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.18% 0.18%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(f)
Net investment income ..................................................................................
5.01% 2.42%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 103,261  $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003
Net investment income .....................................
0.0488  0.0119  0.0005  0.0084  0.0233
Net realized and unrealized gain (loss) ...........................
(0.0002)
(a)
(0.0026) (0.0003) 0.0004  0.0005
Net increase from investment operations ........................... 0.0486  0.0093  0.0002  0.0088  0.0238
Distributions
(b)
– – – – –
From net investment income .................................
(0.0482) (0.0099) (0.0005) (0.0085) (0.0235)
From net realized gain ......................................
—  —  —  (0.0000)
(c)
(0.0000)
(c)
Total distributions .......................................... (0.0482) (0.0099) (0.0005) (0.0085) (0.0235)
Net asset value, end of year .................................. $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006
Total Return
(d)
— — — — —
Based on net asset value ..................................... 4.97% 0.94% 0.02% 0.88% 2.41%
Ratios to Average Net Assets
Total expenses ............................................
0.22% 0.26% 0.24% 0.23% 0.26%
Total expenses after fees waived and/or reimbursed ...................
0.18% 0.17% 0.17% 0.18% 0.18%
Net investment income ......................................
4.88% 1.19% 0.05% 0.84% 2.33%
Supplemental Data
Net assets, end of year (000) ................................... $ 13,151,148  $ 8,658,551  $ 5,786,777  $ 10,638,146  $ 10,035,653
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

TempCash
Dollar
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ...........................
$ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003
Net investment income ..................................
0.0459  0.0084  (0.0000)
(a)
0.0062  0.1405
(b)
Net realized and unrealized gain (loss) ........................
0.0003  (0.0006) (0.0001) 0.0004  0.0156
Net increase (decrease) from investment operations ................ 0.0462  0.0078  (0.0001) 0.0066  0.1561
Distributions
(c)
– – – – –
From net investment income ..............................
(0.0458) (0.0084) (0.0002) (0.0063) (0.1558)
From net realized gain ...................................
—  —  —  (0.0000)
(a)
(0.0000)
(a)
Total distributions ....................................... (0.0458) (0.0084) (0.0002) (0.0063) (0.1558)
Net asset value, end of year ............................... $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006
Total Return
(d)
— — — — —
Based on net asset value .................................. 4.72% 0.78% (0.01)% 0.66% 15.90%
(b)
Ratios to Average Net Assets
Total expenses .........................................
0.47% 0.51% 0.50% 0.47% 0.51%
Total expenses after fees waived and/or reimbursed ................
0.42% 0.33% 0.20% 0.40% 0.43%
Net investment income ...................................
4.59% 0.84% (0.00)%
(e)
0.62% 14.04%
(b)
Supplemental Data
Net assets, end of year (000) ................................ $ 19  $ 18  $ 18  $ 18  $ 18
(a)
Amount is greater than $(0.00005) per share.
(b)
Includes a non-recurring income payment, which impacted net investment income per share, total return and the net investment income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Great Pacific
Period from
01/23/23
(a)
to 10/31/23
Net asset value, beginning of period .......................................................................................
$ 1.0004
Net investment income ................................................................................................
0.0387
Net realized and unrealized gain ..........................................................................................
0.0002
Net increase from investment operations ...................................................................................... 0.0389
Distributions from net investment income
(b)
.................................................................................. (0.0390)
Net asset value, end of period ............................................................................................ $ 1.0003
Total Return
(c)
—
Based on net asset value ................................................................................................ 3.96%
(d)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.22%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.18%
(e)
Net investment income .................................................................................................
5.01%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 404,394
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

TempCash
Premier
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ...........................
$ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007  $ 1.0006
Net investment income ....................................
0.0482  0.0099  0.0005  0.0085  0.0055
Net realized and unrealized gain (loss) ..........................
0.0004  (0.0006) (0.0004) 0.0003  0.0001
Net increase from investment operations .......................... 0.0486  0.0093  0.0001  0.0088  0.0056
Distributions
(b)
– – – – –
From net investment income ................................
(0.0482) (0.0099) (0.0005) (0.0085) (0.0055)
From net realized gain .....................................
—  —  —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ......................................... (0.0482) (0.0099) (0.0005) (0.0085) (0.0055)
Net asset value, end of period ................................ $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007
Total Return
(d)
— — — — —
Based on net asset value .................................... 4.97% 0.94% 0.01% 0.88% 0.56%
(e)
Ratios to Average Net Assets
Total expenses ...........................................
0.22% 0.27% 0.25% 0.23% 0.24%
(f)
Total expenses after fees waived and/or reimbursed ..................
0.18% 0.17% 0.16% 0.18% 0.18%
(f)
Net investment income .....................................
4.82% 0.99% 0.05% 0.84% 2.10%
(f)
Supplemental Data
Net assets, end of period (000) ................................ $ 36  $ 36  $ 37  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year .............................
$ 1.0000  $ 1.0004  $ 1.0008  $ 1.0006  $ 1.0003
Net investment income ....................................
0.0475  0.0091  0.0004  0.0084  0.0237
Net realized and unrealized gain (loss) ..........................
0.0014  0.0003
(a)
(0.0003) 0.0002  0.0003
Net increase from investment operations .......................... 0.0489  0.0094  0.0001  0.0086  0.0240
Distributions
(b)
– – – – –
From net investment income ................................
(0.0484) (0.0098) (0.0005) (0.0083) (0.0237)
From net realized gain .....................................
—  —  —  (0.0001) (0.0000)
(c)
Total distributions ......................................... (0.0484) (0.0098) (0.0005) (0.0084) (0.0237)
Net asset value, end of year ................................. $ 1.0005  $ 1.0000  $ 1.0004  $ 1.0008  $ 1.0006
Total Return
(d)
— — — — —
Based on net asset value .................................... 5.00% 0.95% 0.01% 0.86%
(e)
2.42%
Ratios to Average Net Assets
Total expenses ...........................................
0.26% 0.25% 0.23% 0.22% 0.22%
Total expenses after fees waived and/or reimbursed ..................
0.18% 0.17% 0.16% 0.18% 0.18%
Net investment income .....................................
4.75% 0.91% 0.05% 0.84% 2.37%
Supplemental Data
Net assets, end of year (000) .................................. $ 4,418,932  $ 6,633,563  $ 7,923,377  $ 10,928,671  $ 10,609,770
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

TempFund
Administration
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ............................
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Net investment income ...................................
0.0482  0.0120  0.0002  0.0072  0.0227
Net realized and unrealized gain (loss) .........................
(0.0003)
(a)
(0.0033) (0.0002) 0.0004  0.0002
Net increase from investment operations ......................... 0.0479  0.0087  0.0000  0.0076  0.0229
Distributions
(b)
– – – – –
From net investment income ...............................
(0.0474) (0.0092) (0.0003) (0.0073) (0.0227)
From net realized gain ....................................
—  —  —  (0.0001) (0.0000)
(c)
Total distributions ........................................ (0.0474) (0.0092) (0.0003) (0.0074) (0.0227)
Net asset value, end of year ................................ $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(d)
— — — — —
Based on net asset value ................................... 4.89% 0.87% 0.00%
(e)
0.76%
(f)
2.31%
Ratios to Average Net Assets
Total expenses ..........................................
0.37% 0.35% 0.33% 0.32% 0.32%
Total expenses after fees waived and/or reimbursed .................
0.28% 0.24% 0.18% 0.28% 0.28%
Net investment income ....................................
4.82% 1.20% 0.02% 0.72% 2.27%
Supplemental Data
Net assets, end of year (000) ................................. $ 28,314  $ 24,601  $ 10,577  $ 9,524  $ 42,214
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cabrera Capital Markets
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.0000  $ 1.0005
Net investment income .................................................................................
0.0499  0.0099
Net realized and unrealized (loss) ..........................................................................
(0.0010)
(b)
(0.0005)
Net increase from investment operations ....................................................................... 0.0489  0.0094
Distributions from net investment income
(c)
................................................................... (0.0484) (0.0099)
Net asset value, end of period ............................................................................. $ 1.0005  $ 1.0000
Total Return
(d)
— —
Based on net asset value ................................................................................. 5.00% 0.94%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.27% 0.25%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.18% 0.17%
(f)
Net investment income ..................................................................................
4.99% 0.99%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 183  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

TempFund
Capital
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
07/07/20
(a)
to 10/31/20
Net asset value, beginning of period ........................................
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0010
Net investment income .................................................
0.0496  0.0196  0.0002  0.0002
Net realized and unrealized (loss) ..........................................
(0.0012)
(b)
(0.0106) (0.0002) (0.0001)
Net increase from investment operations ....................................... 0.0484  0.0090  0.0000  0.0001
Distributions
(c)
– – – –
From net investment income .............................................
(0.0479) (0.0095) (0.0003) (0.0002)
From net realized gain ..................................................
—  —  —  (0.0001)
Total distributions ...................................................... (0.0479) (0.0095) (0.0003) (0.0003)
Net asset value, end of period ............................................. $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008
Total Return
(d)
— — — —
Based on net asset value ................................................. 4.94% 0.90% 0.00%
(e)
0.01%
(f)(g)
Ratios to Average Net Assets
Total expenses ........................................................
0.32% 0.30% 0.28% 0.27%
(h)
Total expenses after fees waived and/or reimbursed ...............................
0.23% 0.22% 0.19% 0.23%
(h)
Net investment income ..................................................
4.96% 1.96% 0.02% 0.05%
(h)
Supplemental Data
Net assets, end of period (000) ............................................. $ 190,670  $ 31,255  $ 1,149  $ 3,223
(a)
Recommencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cash Management
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ............................
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0003
Net investment income ...................................
0.0433  0.0067  0.0002  0.0048  0.0188
Net realized and unrealized gain (loss) .........................
0.0006  (0.0002) (0.0002) 0.0002  0.0003
Net increase from investment operations ......................... 0.0439  0.0065  0.0000  0.0050  0.0191
Distributions
(a)
– – – – –
From net investment income ...............................
(0.0434) (0.0070) (0.0003) (0.0047) (0.0188)
From net realized gain ....................................
—  —  —  (0.0001) (0.0000)
(b)
Total distributions ........................................ (0.0434) (0.0070) (0.0003) (0.0048) (0.0188)
Net asset value, end of year ................................ $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(c)
— — — — —
Based on net asset value ................................... 4.47% 0.65% 0.00%
(d)
0.50%
(e)
1.92%
Ratios to Average Net Assets
Total expenses ..........................................
0.76% 0.75% 0.73% 0.73% 0.72%
Total expenses after fees waived and/or reimbursed .................
0.68% 0.45% 0.18% 0.54% 0.68%
Net investment income ....................................
4.33% 0.67% 0.02% 0.48% 1.88%
Supplemental Data
Net assets, end of year (000) ................................. $ 508,937  $ 537,877  $ 596,683  $ 576,228  $ 624,658
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

TempFund
Cash Reserve
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year .............................
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Net investment income ....................................
0.0445  0.0057  0.0002  0.0052  0.0231
Net realized and unrealized gain (loss) ..........................
0.0007  0.0014
(a)
(0.0002) 0.0008  0.0000
(b)
Net increase from investment operations .......................... 0.0452  0.0071  0.0000  0.0060  0.0231
Distributions
(c)
– – – – –
From net investment income ................................
(0.0446) (0.0076) (0.0003) (0.0057) (0.0229)
From net realized gain .....................................
—  —  —  (0.0001) (0.0000)
(d)
Total distributions ......................................... (0.0446) (0.0076) (0.0003) (0.0058) (0.0229)
Net asset value, end of year ................................. $ 1.0006  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(e)
— — — — —
Based on net asset value .................................... 4.61% 0.71% 0.00%
(f)
0.60%
(g)
2.33%
Ratios to Average Net Assets
Total expenses ...........................................
0.66% 0.65% 0.63% 0.63% 0.62%
Total expenses after fees waived and/or reimbursed ..................
0.56% 0.35% 0.17% 0.44% 0.50%
Net investment income .....................................
4.45% 0.57% 0.02% 0.52% 2.31%
Supplemental Data
Net assets, end of year (000) .................................. $ 15,135  $ 12,014  $ 14,234  $ 5,544  $ 4,296
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Dollar
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ............................
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Net investment income ...................................
0.0458  0.0083  0.0002  0.0056  0.0221
Net realized and unrealized gain (loss) .........................
0.0006  (0.0005) (0.0002) 0.0009  0.0001
Net increase from investment operations ......................... 0.0464  0.0078  0.0000  0.0065  0.0222
Distributions
(a)
– – – – –
From net investment income ...............................
(0.0459) (0.0083) (0.0003) (0.0062) (0.0220)
From net realized gain ....................................
—  —  —  (0.0001) (0.0000)
(b)
Total distributions ........................................ (0.0459) (0.0083) (0.0003) (0.0063) (0.0220)
Net asset value, end of year ................................ $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(c)
— — — — —
Based on net asset value ................................... 4.74% 0.78% 0.00%
(d)
0.65%
(e)
2.24%
Ratios to Average Net Assets
Total expenses ..........................................
0.51% 0.50% 0.48% 0.48% 0.47%
Total expenses after fees waived and/or reimbursed .................
0.43% 0.33% 0.18% 0.38% 0.43%
Net investment income ....................................
4.58% 0.83% 0.02% 0.56% 2.21%
Supplemental Data
Net assets, end of year (000) ................................. $ 82,732  $ 100,333  $ 107,298  $ 106,802  $ 79,837
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

TempFund
Private Client
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ............................
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Net investment income ...................................
0.0421  0.0070  0.0002  0.0017  0.0190
Net realized and unrealized gain (loss) .........................
0.0018  (0.0005) (0.0002) 0.0033  (0.0001)
Net increase from investment operations ......................... 0.0439  0.0065  0.0000  0.0050  0.0189
Distributions
(a)
– – – – –
From net investment income ...............................
(0.0434) (0.0070) (0.0003) (0.0047) (0.0187)
From net realized gain ....................................
—  —  —  (0.0001) (0.0000)
(b)
Total distributions ........................................ (0.0434) (0.0070) (0.0003) (0.0048) (0.0187)
Net asset value, end of year ................................ $ 1.0005  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006
Total Return
(c)
— — — — —
Based on net asset value ................................... 4.47% 0.65% 0.00%
(d)
0.50%
(e)
1.90%
Ratios to Average Net Assets
Total expenses ..........................................
1.11% 1.10% 1.08% 1.08% 1.07%
Total expenses after fees waived and/or reimbursed .................
0.68% 0.45% 0.18% 0.59% 0.68%
Net investment income ....................................
4.21% 0.70% 0.02% 0.17% 1.90%
Supplemental Data
Net assets, end of year (000) ................................. $ 709  $ 1,122  $ 1,131  $ 1,043  $ 1,165
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year .............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0.0468  0.0084  0.0001  0.0057  0.0215
Net realized gain (loss) ....................................
(0.0005) 0.0006
(a)
0.0001  0.0005  0.0001
Net increase from investment operations .......................... 0.0463  0.0090  0.0002  0.0062  0.0216
Distributions
(b)
– – – – –
From net investment income ................................
(0.0463) (0.0090) (0.0001) (0.0061) (0.0216)
From net realized gain .....................................
—  (0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
Total distributions ......................................... (0.0463) (0.0090) (0.0002) (0.0062) (0.0216)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value .................................... 4.73% 0.90% 0.02% 0.62%
(e)
2.18%
Ratios to Average Net Assets
Total expenses ...........................................
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ..................
0.17% 0.14% 0.08% 0.17% 0.17%
Net investment income .....................................
4.68% 0.84% 0.01% 0.57% 2.15%
Supplemental Data
Net assets, end of year (000) .................................. $ 87,613,217  $ 82,703,301  $ 91,031,976  $ 88,266,743  $ 65,112,830
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

T-Fund
Administration
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0423  0.0120  0.0001  0.0056  0.0206
Net realized gain (loss) .....................................
0.0030
(a)
(0.0037) 0.0001  (0.0002) 0.0000
(b)
Net increase from investment operations ........................... 0.0453  0.0083  0.0002  0.0054  0.0206
Distributions
(c)
– – – – –
From net investment income .................................
(0.0453) (0.0083) (0.0001) (0.0053) (0.0206)
From net realized gain ......................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .......................................... (0.0453) (0.0083) (0.0002) (0.0054) (0.0206)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 4.63% 0.84% 0.01% 0.53%
(f)
2.08%
Ratios to Average Net Assets
Total expenses ............................................
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...................
0.27% 0.27% 0.08% 0.25% 0.27%
Net investment income ......................................
4.23% 1.20% 0.01% 0.56% 2.08%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,987,751  $ 15,781,965  $ 504,427  $ 489,691  $ 733,783
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Capital
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0480  0.0001  0.0001  0.0048  0.0212
Net realized gain (loss) .....................................
(0.0022) 0.0086
(a)
0.0001  0.0010  0.0000
(b)
Net increase from investment operations ........................... 0.0458  0.0087  0.0002  0.0058  0.0212
Distributions
(c)
– – – – –
From net investment income .................................
(0.0458) (0.0087) (0.0001) (0.0057) (0.0212)
From net realized gain ......................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .......................................... (0.0458) (0.0087) (0.0002) (0.0058) (0.0212)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 4.68% 0.87% 0.01% 0.57%
(f)
2.14%
Ratios to Average Net Assets
Total expenses ............................................
0.24% 0.24% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ...................
0.22% 0.09% 0.08% 0.21% 0.21%
Net investment income ......................................
4.80% 0.01% 0.01% 0.48% 2.13%
Supplemental Data
Net assets, end of year (000) ................................... $ 202,286  $ 55,006  $ 27,304,259  $ 15,842,877  $ 10,347,984
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

T-Fund
Cash Management
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year .............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0.0411  0.0059  0.0001  0.0034  0.0164
Net realized gain ........................................
0.0002
(a)
0.0003
(a)
0.0001  0.0003  0.0003
Net increase from investment operations .......................... 0.0413  0.0062  0.0002  0.0037  0.0167
Distributions
(b)
– – – – –
From net investment income ................................
(0.0413) (0.0062) (0.0001) (0.0036) (0.0167)
From net realized gain .....................................
—  (0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
Total distributions ......................................... (0.0413) (0.0062) (0.0002) (0.0037) (0.0167)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value .................................... 4.21% 0.62% 0.01% 0.37%
(e)
1.69%
Ratios to Average Net Assets
Total expenses ...........................................
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ..................
0.67% 0.41% 0.08% 0.41% 0.67%
Net investment income .....................................
4.11% 0.59% 0.00%
(f)
0.34% 1.64%
Supplemental Data
Net assets, end of year (000) .................................. $ 915,927  $ 887,139  $ 825,420  $ 1,009,514  $ 1,035,657
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Reserve
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0417  0.0033  0.0001  0.0037  0.0176
Net realized gain .........................................
0.0006
(a)
0.0034
(a)
0.0001  0.0004  0.0000
(b)
Net increase from investment operations ........................... 0.0423  0.0067  0.0002  0.0041  0.0176
Distributions
(c)
– – – – –
From net investment income .................................
(0.0423) (0.0067) (0.0001) (0.0040) (0.0176)
From net realized gain ......................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .......................................... (0.0423) (0.0067) (0.0002) (0.0041) (0.0176)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 4.32% 0.67% 0.01% 0.40%
(f)
1.78%
Ratios to Average Net Assets
Total expenses ............................................
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.22% 0.07% 0.39% 0.57%
Net investment income ......................................
4.17% 0.33% 0.01% 0.37% 1.78%
Supplemental Data
Net assets, end of year (000) ................................... $ 43,531  $ 88,281  $ 482,231  $ 56,822  $ 123,578
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

T-Fund
Dollar
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0438  0.0071  0.0001  0.0044  0.0191
Net realized gain (loss) .....................................
(0.0000)
(a)
0.0003
(b)
0.0001  0.0003  0.0000
(c)
Net increase from investment operations ........................... 0.0438  0.0074  0.0002  0.0047  0.0191
Distributions
(d)
– – – – –
From net investment income .................................
(0.0438) (0.0074) (0.0001) (0.0046) (0.0191)
From net realized gain ......................................
—  (0.0000)
(a)
(0.0001) (0.0001) (0.0000)
(a)
Total distributions .......................................... (0.0438) (0.0074) (0.0002) (0.0047) (0.0191)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 4.47% 0.75% 0.01% 0.46%
(f)
1.93%
Ratios to Average Net Assets
Total expenses ............................................
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.42% 0.29% 0.08% 0.32% 0.42%
Net investment income ......................................
4.38% 0.71% 0.01% 0.44% 1.92%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,364,428  $ 1,258,974  $ 1,000,401  $ 670,205  $ 794,485
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Premier
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ..........................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................
0.0475  0.0193  0.0001  0.0060  0.0050
Net realized gain (loss) ...................................
(0.0012) (0.0103) 0.0001  0.0002  0.0000
(b)
Net increase from investment operations ......................... 0.0463  0.0090  0.0002  0.0062  0.0050
Distributions
(c)
– – – – –
From net investment income ...............................
(0.0463) (0.0090) (0.0001) (0.0061) (0.0050)
From net realized gain ....................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions ........................................ (0.0463) (0.0090) (0.0002) (0.0062) (0.0050)
Net asset value, end of period ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ................................... 4.73% 0.90% 0.02% 0.61%
(f)
0.50%
(g)
Ratios to Average Net Assets
Total expenses ..........................................
0.19% 0.19% 0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed .................
0.17% 0.17% 0.06% 0.17% 0.17%
(h)
Net investment income ....................................
4.75% 1.95% 0.01% 0.60% 1.93%
(h)
Supplemental Data
Net assets, end of period (000) ............................... $ 1,431,264  $ 496,172  $ 12,958  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

T-Fund
Select
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0400  0.0031  0.0001  0.0011  0.0133
Net realized gain (loss) .....................................
(0.0020) 0.0016
(a)
0.0001  0.0014  0.0000
(b)
Net increase from investment operations ........................... 0.0380  0.0047  0.0002  0.0025  0.0133
Distributions
(c)
– – – – –
From net investment income .................................
(0.0380) (0.0047) (0.0001) (0.0024) (0.0133)
From net realized gain ......................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .......................................... (0.0380) (0.0047) (0.0002) (0.0025) (0.0133)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ..................................... 3.87% 0.47% 0.01% 0.24%
(f)
1.34%
Ratios to Average Net Assets
Total expenses ............................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...................
1.00% 0.52% 0.07% 0.41% 1.00%
Net investment income ......................................
4.00% 0.31% 0.01% 0.11% 1.37%
Supplemental Data
Net assets, end of year (000) ................................... $ 50,396  $ 21,300  $ 37,798  $ 30,444  $ 14,769
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0458  0.0082  0.0001  0.0048  0.0212
Net realized gain .........................................
0.0001  0.0001  0.0001  0.0015  0.0000
(a)
Net increase from investment operations ........................... 0.0459  0.0083  0.0002  0.0063  0.0212
Distributions
(b)
– – – – –
From net investment income .................................
(0.0459) (0.0083) (0.0001) (0.0062) (0.0212)
From net realized gain ......................................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0459) (0.0083) (0.0002) (0.0063) (0.0212)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ..................................... 4.69% 0.84% 0.01% 0.63% 2.14%
Ratios to Average Net Assets
Total expenses ............................................
0.19% 0.19% 0.19% 0.19% 0.20%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.14% 0.06% 0.17% 0.17%
Net investment income ......................................
4.58% 0.82% 0.01% 0.48% 2.12%
Supplemental Data
Net assets, end of year (000) ................................... $ 97,157,593  $ 106,544,392  $ 98,602,650  $ 56,400,526  $ 38,728,217
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

Treasury Trust Fund
Administration
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ...............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0.0449  0.0065  0.0001  0.0058  0.0203
Net realized gain (loss) ......................................
0.0000
(a)
0.0012  0.0001  (0.0002) 0.0000
(a)
Net increase from investment operations ............................ 0.0449  0.0077  0.0002  0.0056  0.0203
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0449) (0.0077) (0.0001) (0.0055) (0.0203)
From net realized gain .......................................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —
Total distributions ........................................... (0.0449) (0.0077) (0.0002) (0.0056) (0.0203)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ...................................... 4.58% 0.77% 0.01% 0.56% 2.05%
Ratios to Average Net Assets
Total expenses .............................................
0.29% 0.29% 0.29% 0.29% 0.30%
Total expenses after fees waived and/or reimbursed ....................
0.27% 0.19% 0.07% 0.24% 0.26%
Net investment income .......................................
4.49% 0.65% 0.01% 0.58% 2.03%
Supplemental Data
Net assets, end of year (000) .................................... $ 442,723  $ 382,956  $ 599,190  $ 399,846  $ 465,703
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Capital
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period ..........................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................................
0.0489  0.0163  0.0001  0.0000
(b)
Net realized gain (loss) ...................................................
(0.0035)
(c)
(0.0083)
(c)
0.0001  0.0000
(b)
Net increase from investment operations ......................................... 0.0454  0.0080  0.0002  0.0000
Distributions
(d)
– – – –
From net investment income ...............................................
(0.0454) (0.0080) (0.0001) —
From net realized gain ....................................................
(0.0000)
(e)
(0.0000)
(e)
(0.0001) —
Total distributions ........................................................ (0.0454) (0.0080) (0.0002) —
Net asset value, end of period ............................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
— — — —
Based on net asset value ................................................... 4.63% 0.80% 0.01% 0.00%
(g)
Ratios to Average Net Assets
Total expenses ..........................................................
0.24% 0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed .................................
0.22% 0.20% 0.06% 0.17%
(h)
Net investment income (loss) ................................................
4.89% 1.63% 0.01% (0.03)%
(h)
Supplemental Data
Net assets, end of period (000) ............................................... $ 500,685  $ 27,524  $ 3,299  $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

Treasury Trust Fund
Cash Management
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0402  0.0051  0.0001  0.0034  0.0158
Net realized gain .........................................
0.0007  0.0005  0.0001  0.0003  0.0005
Net increase from investment operations ........................... 0.0409  0.0056  0.0002  0.0037  0.0163
Distributions
(a)
– – – – –
From net investment income .................................
(0.0409) (0.0056) (0.0001) (0.0036) (0.0163)
From net realized gain ......................................
(0.0000)
(b)
(0.0000)
(b)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0409) (0.0056) (0.0002) (0.0037) (0.0163)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
— — — — —
Based on net asset value ..................................... 4.16% 0.56% 0.01% 0.37% 1.64%
Ratios to Average Net Assets
Total expenses ............................................
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.41% 0.08% 0.41% 0.67%
Net investment income ......................................
4.02% 0.51% 0.01% 0.34% 1.58%
Supplemental Data
Net assets, end of year (000) ................................... $ 5,085  $ 21,330  $ 32,960  $ 53,101  $ 36,492
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Reserve
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0415  0.0053  0.0001  0.0040  0.0172
Net realized gain .........................................
0.0004  0.0007  0.0001  0.0001  0.0000
(a)
Net increase from investment operations ........................... 0.0419  0.0060  0.0002  0.0041  0.0172
Distributions
(b)
– – – – –
From net investment income .................................
(0.0419) (0.0060) (0.0001) (0.0040) (0.0172)
From net realized gain ......................................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0419) (0.0060) (0.0002) (0.0041) (0.0172)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ..................................... 4.27% 0.61% 0.01% 0.41% 1.74%
Ratios to Average Net Assets
Total expenses ............................................
0.59% 0.59% 0.59% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.35% 0.07% 0.39% 0.57%
Net investment income ......................................
4.15% 0.53% 0.01% 0.40% 1.73%
Supplemental Data
Net assets, end of year (000) ................................... $ 128,272  $ 79,114  $ 97,008  $ 102,984  $ 74,034
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

Treasury Trust Fund
Dollar
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0447  0.0073  0.0001  0.0046  0.0194
Net realized gain (loss) .....................................
(0.0011)
(a)
(0.0003)
(a)
0.0001  0.0003  0.0002
Net increase from investment operations ........................... 0.0436  0.0070  0.0002  0.0049  0.0196
Distributions
(b)
– – – – –
From net investment income .................................
(0.0436) (0.0070) (0.0001) (0.0048) (0.0196)
From net realized gain ......................................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0436) (0.0070) (0.0002) (0.0049) (0.0196)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ..................................... 4.44% 0.70% 0.01% 0.49% 1.98%
Ratios to Average Net Assets
Total expenses ............................................
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.40% 0.27% 0.07% 0.30% 0.40%
Net investment income ......................................
4.47% 0.73% 0.01% 0.46% 1.94%
Supplemental Data
Net assets, end of year (000) ................................... $ 2,343,866  $ 1,060,804  $ 1,035,846  $ 939,241  $ 977,335
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Select
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0.0378  0.0032  0.0001  0.0016  0.0129
Net realized gain (loss) .....................................
(0.0002)
(a)
0.0010  0.0001  0.0008  0.0001
Net increase from investment operations ........................... 0.0376  0.0042  0.0002  0.0024  0.0130
Distributions
(b)
– – – – –
From net investment income .................................
(0.0376) (0.0042) (0.0001) (0.0023) (0.0130)
From net realized gain ......................................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —
Total distributions .......................................... (0.0376) (0.0042) (0.0002) (0.0024) (0.0130)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ..................................... 3.82% 0.42% 0.01% 0.24% 1.30%
Ratios to Average Net Assets
Total expenses ............................................
1.04% 1.04% 1.04% 1.04% 1.05%
Total expenses after fees waived and/or reimbursed ...................
1.00% 0.49% 0.06% 0.45% 1.00%
Net investment income ......................................
3.78% 0.32% 0.01% 0.16% 1.29%
Supplemental Data
Net assets, end of year (000) ................................... $ 254,127  $ 169,696  $ 660,676  $ 103,647  $ 38,265
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

MuniCash
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001
Net investment income .....................................
0.0282  0.0048  0.0001  0.0051  0.0137
Net realized and unrealized gain (loss) ...........................
(0.0000)
(a)(b)
0.0007
(b)
0.0000
(c)
0.0004  0.0000
(c)
Net increase from investment operations ........................... 0.0282  0.0055  0.0001  0.0055  0.0137
Distributions
(d)
– – – – –
From net investment income .................................
(0.0281) (0.0057) (0.0001) (0.0055) (0.0137)
From net realized gain ......................................
—  (0.0000)
(a)
—  —  (0.0000)
(a)
Total distributions .......................................... (0.0281) (0.0057) (0.0001) (0.0055) (0.0137)
Net asset value, end of year .................................. $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001
Total Return
(e)
— — — — —
Based on net asset value ..................................... 2.86% 0.56% 0.01% 0.55% 1.38%
Ratios to Average Net Assets
Total expenses ............................................
0.30% 0.28% 0.26% 0.26% 0.28%
Total expenses after fees waived and/or reimbursed ...................
0.20% 0.16% 0.08% 0.19% 0.20%
Net investment income ......................................
2.82% 0.48% 0.01% 0.51% 1.36%
Supplemental Data
Net assets, end of year (000) ................................... $ 4,540,657  $ 3,592,640  $ 5,368,797  $ 5,160,531  $ 5,182,923
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
MuniCash
Dollar
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ...............................
$ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001
Net investment income ......................................
0.0254  0.0033  0.0001  0.0040  0.0123
Net realized and unrealized gain ................................
0.0003  0.0007
(a)
0.0000
(b)
0.0002  0.0000
(b)
Net increase from investment operations ............................ 0.0257  0.0040  0.0001  0.0042  0.0123
Distributions
(c)
– – – – –
From net investment income ..................................
(0.0256) (0.0042) (0.0001) (0.0042) (0.0123)
From net realized gain .......................................
—  (0.0000)
(d)
—  —  (0.0000)
(d)
Total distributions ........................................... (0.0256) (0.0042) (0.0001) (0.0042) (0.0123)
Net asset value, end of year ................................... $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001
Total Return
(e)
— — — — —
Based on net asset value ...................................... 2.60% 0.40% 0.01% 0.42% 1.23%
Ratios to Average Net Assets
Total expenses .............................................
0.55% 0.53% 0.52% 0.51% 0.53%
Total expenses after fees waived and/or reimbursed ....................
0.45% 0.30% 0.07% 0.31% 0.45%
Net investment income .......................................
2.54% 0.33% 0.01% 0.40% 1.22%
Supplemental Data
Net assets, end of year (000) .................................... $ 1,772  $ 2,911  $ 4,810  $ 3,176  $ 2,207
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

California Money Fund
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 0.9993  $ 1.0006  $ 1.0000  $ 1.0002  $ 1.0002
Net investment income .....................................
0 .0223  0 .0043  0 .0001  0 .0051  0 .0107
Net realized and unrealized gain (loss) ...........................
( 0 .0002 )
(a)
0 .0006
(a)
0 .0006  ( 0 .0007 ) 0 .0001
Net increase from investment operations ........................... 0.0221  0.0049  0.0007  0.0044  0.0108
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0221 ) ( 0 .0050 ) ( 0 .0001 ) ( 0 .0046 ) ( 0 .0108 )
From net realized gain ......................................
—  ( 0 .0012 ) ( 0 .0000 )
(c)
—  —
Total distributions .......................................... (0.0221) (0.0062) (0.0001) (0.0046) (0.0108)
Net asset value, end of year .................................. $ 0.9993  $ 0.9993  $ 1.0006  $ 1.0000  $ 1.0002
Total Return
(d)
— — — — —
Based on net asset value ..................................... 2.24% 0.49% 0.07% 0.44% 1.09%
Ratios to Average Net Assets
Total expen ses ............................................
0.41% 0.46% 0.45% 0.45% 0.47%
Total expenses after fees waived and/or reimbursed ...................
0.20% 0.15% 0.05% 0.18% 0.20%
Net investment income ......................................
2.23% 0.43% 0.01% 0.51% 1.07%
Supplemental Data
Net assets, end of year (000) ................................... $ 267,703  $ 317,561  $ 207,157  $ 153,630  $ 397,288
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
New York Money Fund
Institutional
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Net asset value, beginning of year ..............................
$ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
Net investment income .....................................
0.0289  0.0066  0.0001  0.0062  0.0129
Net realized and unrealized gain (loss) ...........................
(0.0008)
(a)
(0.0009)
(a)
(0.0000)
(b)
(0.0008) 0.0003
Net increase from investment operations ........................... 0.0281  0.0057  0.0001  0.0054  0.0132
Distributions from net investment income
(c)
....................... (0.0281) (0.0057) (0.0001) (0.0054) (0.0132)
Net asset value, end of year .................................. $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
Total Return
(d)
— — — — —
Based on net asset value ..................................... 2.84% 0.57% 0.01% 0.54% 1.33%
Ratios to Average Net Assets
Total expenses ............................................
0.45% 0.50% 0.53% 0.46% 0.56%
Total expenses after fees waived and/or reimbursed ...................
0.20% 0.16% 0.06% 0.18% 0.20%
Net investment income ......................................
2.89% 0.66% 0.01% 0.62% 1.29%
Supplemental Data
Net assets, end of year (000) ................................... $ 439,379  $ 198,959  $ 59,800  $ 149,946  $ 243,502
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
(a)
California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the
1940 Act.
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Bancroft Capital
Shares are sold without a sales charge and are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are sold without a sales charge and are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of Penserra Securities
LLC and its affiliates. Great Pacific Shares are sold without a sales charge and are only available to clients of Great Pacific Securities and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Stern Brothers Shares are sold without a sales charge and are only available to clients of Stern Brothers & Co. and its affiliates. Tigress Shares are sold without a sales charge and are only available to clients of
Tigress Financial Partners LLC and its affiliates. WestCap Shares are sold without a sales charge and are only available to portfolio companies of WestCap Management,
LLC and its affiliates. Administration, Select, Capital, Cash Reserve, Cash Management, Private Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund each operates as a “government money market fund” under Rule 2a-7 under the 1940
Act.  Each Fund is not subject to discretionary liquidity fees.
On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests at such intervals. Prior to the Funds’ adoption of the floating
NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the Board of Trustees of the Trust (the "Board") may impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual
Fund Name
Diversification
Classification
BlackRock Liquid Federal Trust Fund .......................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
TempFund .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
California Money Fund .................................................................................................
Non-Diversified
(a)
New York Money Fund .................................................................................................
Non-Diversified
(a)
Fund Name Share Class
BlackRock Liquid Federal Trust Fund ...................
Institutional, Administration, Bancroft Capital, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar,
Great Pacific, Mischler Financial Group, Penserra , Stern Brothers and Tigress.
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Mischler Financial Group, Premier, Private
Client, Select, Stern Brothers, Tigress and WestCap .
TempCash ..................................... Institutional, Capital, Dollar, Great Pacific and Premier
TempFund ..................................... Institutional, Administration, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar and Private Client
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar and Select
MuniCash ...................................... Institutional, Capital and Dollar
California Money Fund ............................. Institutional and Capital
New York Money Fund ............................. Institutional and Capital

Notes to Financial Statements
(continued)

Notes to Financial Statements
results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: California Money Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. California
Money Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Discretionary Liquidity Fees: Any discretionary liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The discretionary liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with one of their custodians whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies ( TempCash , TempFund , MuniCash , California Money Fund and New York Money Fund): TempCash , TempFund , MuniCash , California
Money Fund and New York Money Fund investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund's Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash , TempFund , MuniCash , California Money Fund
and New York Money Fund's assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies (BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund)
:
U.S. GAAP defines fair value as the price the
Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion

Notes to Financial Statements
(continued)

Notes to Financial Statements
With respect to TempCash and TempFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the year ended October 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended October 31, 2023, the Funds  did not pay any amounts to affiliates in return for these services.
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion
Fund Name Management Fees
TempFund ..............................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion
Fund Name Management Fees
California Money Fund and New York Money Fund ...................................
.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion
Share Class Service Fees
(a)
Distribution Fees
(a)
Administration .............................................................................................. 0.10% — %
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 27,847 $ — $ 56,669 $ — $ 27,870 $ — $ — $ 112,386
FedFund ..................... 12,715,543 1,695 3,248,571 18,220,323 9,220,682 2,158 3,527,171 46,936,143
TempCash .................... — — — — 4 4 — — 4 4
TempFund .................... 29,213 66,674 2,603,707 63,565 242,261 7,005 — 3,012,425
T-Fund ....................... 7,584,747 62,525 3,894, 067 336,178 3,853,937 — 512,926 16,244, 380
Treasury Trust Fund .............. 433,381 120,175 60,933 378,172 3,959,207 — 1,654,952 6,606,820
MuniCash ..................... — — — — 5,641 — — 5,641

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, California Money Fund and
New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2024, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2023, the amounts waived were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 29, 2024 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the year ended October 31, 2023, the amounts waived and/or reimbursed were as follows:
With respect to each Fund, the Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as service and distribution fees waived and/or reimbursed — class specific. The Manager and BRIL may discontinue the voluntary waiver and/or reimbursement at any time. For the year ended October 31,
2023, the amounts waived and/or reimbursed were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 2,872,680
FedFund ................................................................................................................ 21,420,118
TempCash ............................................................................................................... 5,409,993
TempFund ............................................................................................................... 5,080,787
T-Fund .................................................................................................................. 14,543,643
Treasury Trust Fund ......................................................................................................... 16,124,383
MuniCash ................................................................................................................ 3,477,116
California Money Fund ....................................................................................................... 823,802
New York Money Fund ....................................................................................................... 737,993
Service and distribution fees waived and/or
reimbursed - class specific Private Client Select Total
FedFund ........................................................................ $ 863 $ 82,915 $ 83,778
TempFund ....................................................................... 2,884 — 2,884
T-Fund .......................................................................... — 12,069 12,069
Treasury Trust Fund ................................................................. — 38,930 38,930
Service and distribution fees waived and/or reimbursed - class specific Capital
FedFund .............................................................................................................. $ 445

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to certain deemed distributions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
MuniCash ........................................................................... $ 1,392,672,925 $ 1,059,556,033 $ —
California Money Fund .................................................................. 321,735,844 437,378,530 —
New York Money Fund .................................................................. 93,375,774 98,709,948 —
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
California Money Fund ....................................................................... $ 2,498 $ (2,498)
New York Money Fund ....................................................................... 43 (43)
—
Fund Name
Year Ended
10/31/23
Year Ended
10/31/22
BlackRock Liquid Federal Trust Fund
Ordinary income ........................................................................................... $ 224,871,365 $ 48,943,718
FedFund
Ordinary income ........................................................................................... $ 6,447,211,020 $ 1,393,942,082
TempCash
Ordinary income ........................................................................................... $ 590,601,806 $ 65,593,917
TempFund
Ordinary income ........................................................................................... $ 291,420,205 $ 74,851,577
T-Fund
Ordinary income ........................................................................................... $ 4,410,124,715 $ 938,247,908
Treasury Trust Fund
Ordinary income ........................................................................................... $ 4,643,607,349 $ 907,284,386
Long-term capital gains ...................................................................................... — 95,163
$ 4,643,607,349 $ 907,379,549
MuniCash
Tax-exempt income ......................................................................................... $ 96,340,098 $ 20,242,655
Ordinary income ........................................................................................... 615 198,536
Long-term capital gains ...................................................................................... 184 30,681
$ 96,340,897 $ 20,471,872
California Money Fund
Tax-exempt income ......................................................................................... $ 8,725,141 $ 1,059,497
Ordinary income ........................................................................................... — 168,937
$ 8,725,141 $ 1,228,434
New York Money Fund
Tax-exempt income ......................................................................................... $ 8,530,217 $ 849,816
Ordinary income ........................................................................................... 4 —
$ 8,530,221 $ 849,816

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

As of October 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
During the year ended October 31, 2023, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
For TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the cost for U.S. federal income tax purposes is the same as book cost.
7.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Funds’ operations and return potential.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting
Fund Name
Undistributed Tax-
Exempt Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Liquid Federal Trust Fund ............. $ — $ — $ — $(43,092) $(89,690) $(132,782)
FedFund ................................ — — — (82,025,194) (1,186,229) (83,211,423)
TempCash ............................... — 476 — (1,098,634) 390,473 (707,685)
TempFund ............................... — 7,783 — (780,200) 83,230 (689,187)
T-Fund .................................. — 391,917 — (49,288,847) (2,676) (48,899,606)
Treasury Trust Fund ......................... — 12,736,076 — — (329) 12,735,747
MuniCash ................................ — — 7,925 — (162,042) (154,117)
California Money Fund ....................... 348 — — — (18,096) (17,748)
New York Money Fund ....................... — — 4,766 — — 4,766
Fund Name Amount Utilized
BlackRock Liquid Federal Trust Fund ....................................................................................... $ 630,463
TempCash ......................................................................................................... 60,470
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Liquid Federal Trust Fund .................................... $ 5,862,655,323 $ – $ (36) $ (36)
FedFund ....................................................... 139,873,416,634 – (3,498) (3,498)
T-Fund ........................................................ 92,381,048,386 – (2,676) (2,676)
Treasury Trust Fund ............................................... 96,863,708,879 – (329) (329)

Notes to Financial Statements
(continued)

Notes to Financial Statements
the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
MuniCash, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Year Ended
10/31/23 10/31/22
BlackRock Liquid Federal Trust Fund
Institutional
Shares sold 30,621,001,915 37,721,624,450
Shares issued in reinvestment of distributions ........................................................ 66,202,478 18,793,845
Shares redeemed
(29,861,393,554) (37,534,391,448)
825,810,839 206,026,847
Administration
Shares sold 80,901,405 18,616,847
Shares issued in reinvestment of distributions ........................................................ 1,253,451 203,322
Shares redeemed
(74,675,348) (81,791,501)
7,479,508 (62,971,332)

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

d
Fund Name/Share Class
Year Ended
10/31/23 10/31/22
Bancroft Capital
Shares sold — 50,000
(a)
Shares issued in reinvestment of distributions ........................................................ 2,348 424
(a)
2,348 50,424
Cabrera Capital Markets
Shares sold — 50,000
(a)
Shares issued in reinvestment of distributions ........................................................ 2,348 424
(a)
2,348 50,424
Cash Management
Shares sold 5,087,771 28,499,707
Shares issued in reinvestment of distributions ........................................................ 93,876 23,878
Shares redeemed
(9,808,992) (24,277,160)
(4,627,345) 4,246,425
Cash Reserve
Shares issued in reinvestment of distributions ........................................................ — 3
(b)
Shares redeemed
— (8,153)
(b)
— (8,150)
Dollar
Shares sold 80,931,698 75,113,047
Shares issued in reinvestment of distributions ........................................................ 23,581 3,378
Shares redeemed
(73,306,850) (70,325,226)
7,648,429 4,791,199
Great Pacific
Shares sold — 50,000
(c)
Shares issued in reinvestment of distributions ........................................................ 2,347 407
(c)
2,347 50,407
Mischler Financial Group
Shares sold 202,250,000 231,550,000
(a)
Shares issued in reinvestment of distributions ........................................................ 147,846 20,906
(a)
Shares redeemed
(197,000,000) (226,450,000)
(a)
5,397,846 5,120,906
Penserra
Shares sold 750,000 50,000
(d)
Shares issued in reinvestment of distributions ........................................................ 2,347 422
(d)
752,347 50,422
Stern Brothers
Shares sold 1,500,000 50,000
(e)
Shares issued in reinvestment of distributions ........................................................ 3,206 291
(e)
Shares redeemed
(1,500,000) —
3,206 50,291
Tigress
Shares sold 25,000,010 3,050,000
(f)
Shares issued in reinvestment of distributions ........................................................ 142,049 1,074
(f)
Shares redeemed
(10) —
25,142,049 3,051,074
867,613,922 160,508,937
FedFund
Institutional
Shares sold 941,796,456,420 1,030,637,249,721
Shares issued in reinvestment of distributions ........................................................ 2,005,616,089 441,007,092
Shares redeemed
(932,593,855,369) (1,047,309,003,144)
11,208,217,140 (16,230,746,331)
Administration
Shares sold 21,082,794,544 51,690,963,371
Shares issued in reinvestment of distributions ........................................................ 398,054,292 178,483,736
Shares redeemed
(36,329,637,862) (32,072,119,530)
(14,848,789,026) 19,797,327,577

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Fund Name/Share Class
Year Ended
10/31/23 10/31/22
Capital
Shares sold 13,580,571 12,822,079,189
Shares issued in reinvestment of distributions ........................................................ 150,992 2,930,405
Shares redeemed
(12,394,865) (38,546,297,046)
1,336,698 (25,721,287,452)
Cash Management
Shares sold 591,793,057 780,699,507
Shares issued in reinvestment of distributions ........................................................ 22,702,513 3,041,796
Shares redeemed
(591,730,200) (678,544,955)
22,765,370 105,196,348
Cash Reserve
Shares sold 45,843,430,347 50,056,302,595
Shares issued in reinvestment of distributions ........................................................ 201,503 21,562
Shares redeemed
(46,976,060,820) (50,391,678,100)
(1,132,428,970) (335,353,943)
Dollar
Shares sold 12,639,188,049 15,629,110,135
Shares issued in reinvestment of distributions ........................................................ 54,932,668 8,730,950
Shares redeemed
(12,358,716,295) (14,847,284,223)
335,404,422 790,556,862
Mischler Financial Group
Shares sold 31,177,816,277 24,406,918,879
Shares issued in reinvestment of distributions ........................................................ 53,523,489 11,390,175
Shares redeemed
(29,886,151,356) (25,380,702,059)
1,345,188,410 (962,393,005)
Premier
Shares sold 3,350,415,754 3,608,457,808
Shares issued in reinvestment of distributions ........................................................ 16,504,973 1,864,396
Shares redeemed
(1,916,340,786) (2,198,960,628)
1,450,579,941 1,411,361,576
Private Client
Shares sold 4,791 —
Shares issued in reinvestment of distributions ........................................................ 10,459 1,554
Shares redeemed
(18,834) (280)
(3,584) 1,274
Select
Shares sold 1,339,475,954 1,912,292,513
Shares issued in reinvestment of distributions ........................................................ 15,133,650 3,107,617
Shares redeemed
(1,686,673,362) (1,984,792,713)
(332,063,758) (69,392,583)
Stern Brothers
Shares sold 11,500,001 50,000
(e)
Shares issued in reinvestment of distributions ........................................................ 26,325 299
(e)
Shares redeemed
(11,550,000) —
(23,674) 50,299
Tigress
Shares sold 46,562,693 2,050,000
(f)
Shares issued in reinvestment of distributions ........................................................ 184,054 743
(f)
Shares redeemed
(19,048,723) —
27,698,024 2,050,743
WestCap
Shares sold 118,000,000 50,000
(g)
Shares issued in reinvestment of distributions ........................................................ 3,150,047 269
(g)
Shares redeemed
(17,880,000) —
103,270,047 50,269
(1,818,848,960) (21,212,578,366)
T-Fund
Institutional
Shares sold 1,124,983,592,331 1,130,088,249,661
Shares issued in reinvestment of distributions ........................................................ 1,173,900,710 200,986,153
Shares redeemed
(1,121,219,112,443) (1,138,600,488,935)
4,938,380,598 (8,311,253,121)

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

d
Fund Name/Share Class
Year Ended
10/31/23 10/31/22
Administration
Shares sold 7,852,313,986 35,189,075,748
Shares issued in reinvestment of distributions ........................................................ 309,549,338 141,478,818
Shares redeemed
(19,957,161,461) (20,049,893,915)
(11,795,298,137) 15,280,660,651
Capital
Shares sold 405,304,186 11,810,436,969
Shares issued in reinvestment of distributions ........................................................ 5,865,916 893,971
Shares redeemed
(263,798,086) (39,060,254,288)
147,372,016 (27,248,923,348)
Cash Management
Shares sold 4,313,088,808 4,498,561,177
Shares issued in reinvestment of distributions ........................................................ 24,332,943 3,818,361
Shares redeemed
(4,308,342,515) (4,440,475,621)
29,079,236 61,903,917
Cash Reserve
Shares sold 323,421,715 1,059,106,115
Shares issued in reinvestment of distributions ........................................................ 772,240 224,084
Shares redeemed
(368,938,961) (1,453,257,146)
(44,745,006) (393,926,947)
Dollar
Shares sold 9,928,734,641 15,300,359,363
Shares issued in reinvestment of distributions ........................................................ 28,968,263 5,754,182
Shares redeemed
(9,851,801,162) (15,047,279,578)
105,901,742 258,833,967
Premier
Shares sold 2,283,790,381 783,579,642
Shares issued in reinvestment of distributions ........................................................ 25,486,576 1,911,883
Shares redeemed
(1,373,609,986) (302,179,262)
935,666,971 483,312,263
Select
Shares sold 523,278,909 152,218,729
Shares issued in reinvestment of distributions ........................................................ 2,416,295 135,326
Shares redeemed
(496,577,385) (168,847,901)
29,117,819 (16,493,846)
(5,654,524,761) (19,885,886,464)
Treasury Trust Fund
Institutional
Shares sold 270,716,368,499 275,811,620,566
Shares issued in reinvestment of distributions ........................................................ 1,693,628,787 451,551,434
Shares redeemed
(281,809,645,053) (268,319,833,043)
(9,399,647,767) 7,943,338,957
Administration
Shares sold 1,228,748,237 1,501,043,709
Shares issued in reinvestment of distributions ........................................................ 14,155,842 2,905,488
Shares redeemed
(1,183,194,082) (1,720,175,754)
59,709,997 (216,226,557)
Capital
Shares sold 913,705,465 45,866,399
Shares issued in reinvestment of distributions ........................................................ 11,527,571 97,696
Shares redeemed
(452,134,826) (21,739,697)
473,098,210 24,224,398
Cash Management
Shares sold 29,920,721 50,917,744
Shares issued in reinvestment of distributions ........................................................ 368,642 10,536
Shares redeemed
(46,534,965) (62,557,550)
(16,245,602) (11,629,270)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:
d
Fund Name/Share Class
Year Ended
10/31/23 10/31/22
Cash Reserve
Shares sold 610,857,948 355,051,481
Shares issued in reinvestment of distributions ........................................................ 1,324 616
Shares redeemed
(561,718,372) (372,944,893)
49,140,900 (17,892,796)
Dollar
Shares sold 7,763,879,918 3,544,056,801
Shares issued in reinvestment of distributions ........................................................ 5,306,384 864,712
Shares redeemed
(6,486,425,181) (3,519,947,987)
1,282,761,121 24,973,526
Select
Shares sold 750,589,215 1,905,146,766
Shares issued in reinvestment of distributions ........................................................ 7,370,864 2,012,121
Shares redeemed
(673,561,755) (2,398,131,605)
84,398,324 (490,972,718)
(7,466,784,817) 7,255,815,540
d
Year Ended
10/31/23
Year Ended
10/31/22
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold ..........................................
19,184,097,745 $ 19,189,951,147 9,600,080,601 $ 9,601,791,284
Shares issued in reinvestment of distributions .....................
23,922,723 23,930,356 3,890,755 3,891,427
Shares redeemed ......................................
(14,720,816,627) (14,725,554,167) (6,728,448,109) (6,729,988,840)
4,487,203,841 $ 4,488,327,336 2,875,523,247 $ 2,875,693,871
Dollar
Shares issued in reinvestment of distributions .....................
845 $ 846 150 $ 150
845 $ 846 150 $ 150
Great Pacific
(h)
Shares sold ..........................................
585,024,981 $ 585,258,875 — $ —
Shares issued in reinvestment of distributions .....................
19,784,211 19,788,522 — —
Shares redeemed ......................................
(200,545,835) (200,586,000) — —
404,263,357 $ 404,461,397 — $ —
4,891,468,043 $ 4,892,789,579 2,875,523,397 $ 2,875,694,021
TempFund
Institutional
Shares sold ..........................................
18,908,539,487 $ 18,916,051,607 29,219,735,194 $ 29,223,593,041
Shares issued in reinvestment of distributions .....................
204,679,581 204,762,886 56,440,667 56,447,053
Shares redeemed ......................................
(21,330,306,472) (21,339,185,990) (30,562,133,416) (30,565,617,972)
(2,217,087,404) $ (2,218,371,497) (1,285,957,555) $ (1,285,577,878)
Administration
Shares sold ..........................................
48,903,102 $ 48,922,965 22,922,307 $ 22,926,204
Shares issued in reinvestment of distributions .....................
1,404,546 1,405,136 150,228 150,250
Shares redeemed ......................................
(46,610,054) (46,631,185) (9,042,750) (9,044,672)
3,697,594 $ 3,696,916 14,029,785 $ 14,031,782
Cabrera Capital Markets
Shares sold ..........................................
124,925 $ 125,002 49,975 $ 50,000
Shares issued in reinvestment of distributions .....................
7,350 7,353 495 495
132,275 $ 132,355 50,470 $ 50,495
Capital
Shares sold ..........................................
438,259,205 $ 438,451,580 41,317,345 $ 41,324,464
Shares issued in reinvestment of distributions .....................
6,337,865 6,340,663 60,701 60,704
Shares redeemed ......................................
(285,283,159) (285,417,146) (11,272,057) (11,273,308)
159,313,911 $ 159,375,097 30,105,989 $ 30,111,860
Cash Management
Shares sold ..........................................
153,641,233 $ 153,702,543 262,023,985 $ 262,057,634
Shares issued in reinvestment of distributions .....................
22,528,431 22,537,848 3,800,989 3,801,488
Shares redeemed ......................................
(205,379,391) (205,463,655) (324,336,305) (324,376,857)
(29,209,727) $ (29,223,264) (58,511,331) $ (58,517,735)

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

(a)
Period November 1, 2021 (commencement of operations) to October 31, 2022 for Bancroft Capital Shares, Cabrera Capital Markets Shares and Mischler Financial Group Shares.
(b)
There were no Cash Reserve Shares outstanding for the year ended October 31, 2022.
(c)
Period May 2, 2022 (commencement of operations) to October 31, 2022 for Great Pacific Shares.
(d)
Period January 21, 2022 (commencement of operations) to October 31, 2022 for Penserra Shares.
(e)
Period August 1, 2022 (commencement of operations) to October 31, 2022 for Stern Brothers Shares.
(f)
Period September 30, 2022 (commencement of operations) to October 31, 2022 for Tigress Shares.
(g)
Period August 12, 2022 (commencement of operations) to October 31, 2022 for WestCap Shares.
(h)
Period January 23, 2023 (commencement of operations) to October 31, 2023 for Great Pacific Shares.
As of October 31, 2023, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 2,268,040,900 Institutional Shares of FedFund .
As of October 31, 2023, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
On November 16, 2023, the Board approved a proposal to close California Money Fund and New York Money Fund to new investors and thereafter to liquidate each Fund.
Accordingly, effective on December 1, 2023, each Fund will no longer accept purchase orders from new investors. On or about February 23, 2024 (the “Liquidation Date”),
d
Year Ended
10/31/23
Year Ended
10/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Cash Reserve
Shares sold ..........................................
37,187,243 $ 37,203,114 40,130,742 $ 40,141,262
Shares issued in reinvestment of distributions .....................
702,199 702,516 82,560 82,573
Shares redeemed ......................................
(34,776,934) (34,793,115) (42,426,716) (42,433,639)
3,112,508 $ 3,112,515 (2,213,414) $ (2,209,804)
Dollar
Shares sold ..........................................
155,527,541 $ 155,589,180 101,482,514 $ 101,493,465
Shares issued in reinvestment of distributions .....................
3,449,949 3,451,418 722,935 723,035
Shares redeemed ......................................
(176,621,499) (176,689,353) (109,118,262) (109,128,018)
(17,644,009) $ (17,648,755) (6,912,813) $ (6,911,518)
Private Client
Shares sold ..........................................
65,887 $ 65,920 — $ —
Shares issued in reinvestment of distributions .....................
33,401 33,416 7,827 7,829
Shares redeemed ......................................
(512,067) (512,326) (16,969) (16,973)
(412,779) $ (412,990) (9,142) $ (9,144)
(2,098,097,631) $ (2,099,339,623) (1,309,418,011) $ (1,309,031,942)
MuniCash
Institutional
Shares sold ..........................................
35,981,486,604 $ 35,981,358,818 43,233,900,980 $ 43,236,483,206
Shares issued in reinvestment of distributions .....................
51,656,917 51,656,128 9,691,100 9,691,295
Shares redeemed ......................................
(35,085,456,468) (35,085,692,424) (45,018,624,832) (45,021,375,647)
947,687,053 $ 947,322,522 (1,775,032,752) $ (1,775,201,146)
Dollar
Shares sold ..........................................
5,093,134 $ 5,093,161 3,246,982 $ 3,246,997
Shares issued in reinvestment of distributions .....................
52,079 52,078 14,459 14,459
Shares redeemed ......................................
(6,284,604) (6,284,494) (5,159,835) (5,159,987)
(1,139,391) $ (1,139,255) (1,898,394) $ (1,898,531)
946,547,662 $ 946,183,267 (1,776,931,146) $ (1,777,099,677)
California Money Fund
Institutional
Shares sold ..........................................
3,694,802,462 $ 3,692,238,107 3,122,928,236 $ 3,121,371,243
Shares issued in reinvestment of distributions .....................
7,022,534 7,017,452 970,885 970,232
Shares redeemed ......................................
(3,751,718,199) (3,749,123,410) (3,013,148,212) (3,011,746,498)
(49,893,203) $ (49,867,851) 110,750,909 $ 110,594,977
New York Money Fund
Institutional
Shares sold ..........................................
1,709,417,536 $ 1,709,418,932 1,169,906,443 $ 1,169,906,444
Shares issued in reinvestment of distributions .....................
2,426,130 2,426,143 334,396 334,396
Shares redeemed ......................................
(1,471,430,213) (1,471,430,638) (1,031,082,677) (1,031,082,677)
240,413,453 $ 240,414,437 139,158,162 $ 139,158,163

Notes to Financial Statements
(continued)

Notes to Financial Statements
all of the assets of the Funds will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and each Fund will then be terminated as a series of the Trust.
On November 16, 2023, the Board approved a change in MuniCash’s principal strategies to only allow assets that are weekly liquid assets to be held in the portfolio. The change in strategy will become effective on February 27, 2024.

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Liquid Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, California Money Fund and New
York Money Fund and the Board of Trustees of BlackRock Liquidity Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Liquid Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust
Fund, MuniCash, California Money Fund and New York Money Fund of BlackRock Liquidity Funds (the “Funds”), including the schedules of investments, as of October 31,
2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
December 21, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)

Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended October 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
October 31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2023:
Fund Name
20% Rate Long-Term
Capital Gain Dividends
MuniCash ........................................................................................................ $ 184
Fund Name Federal Obligation Interest
FedFund ........................................................................................................ $ 1,393,325,714
TempCash ....................................................................................................... 4,945,184
TempFund ....................................................................................................... 2,890,696
T-Fund .......................................................................................................... 531,237,087
Treasury Trust Fund ................................................................................................. 4,384,089,276
BlackRock Liquid Federal Trust Fund ..................................................................................... 224,871,365
Fund Name Interest Dividends
FedFund ........................................................................................................ $ 6,731,491,981
TempCash ....................................................................................................... 590,601,806
TempFund ....................................................................................................... 291,425,805
T-Fund .......................................................................................................... 4,410,418,831
Treasury Trust Fund ................................................................................................. 4,817,124,068
BlackRock Liquid Federal Trust Fund ..................................................................................... 224,871,365
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
FedFund ..................................................................................... $ 6,447,505,094 $ —
TempCash .................................................................................... 577,763,825 —
TempFund .................................................................................... 291,425,805 —
T-Fund ....................................................................................... 4,410,418,831 —
Treasury Trust Fund .............................................................................. 4,642,843,349 5,230,882
MuniCash ..................................................................................... — 615
New York Money Fund ............................................................................ — 4
BlackRock Liquid Federal Trust Fund .................................................................. 224,871,365 —

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2023
BlackRock Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 18, 2023
(the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of each series of the Trust (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”)
with respect to TempFund and TempCash (the “Sub-Advisory Agreement”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to TempFund and TempCash facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit TempFund and TempCash and their shareholders.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed each Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing each Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of each Fund’s portfolio.
The Board noted that for each of the one- and three-year periods reported, each of T-Fund, Treasury Trust Fund and BlackRock Liquid Federal Trust Fund
outperformed its Benchmark Weighted Average.
The Board noted that for each of the one- and three-year periods reported, California Money Fund, New York Money Fund, TempFund, TempCash, MuniCash
and Fed Fund underperformed its Benchmark Weighted Average. The Board and BlackRock reviewed each Fund’s underperformance relative to its Benchmark Weighted
Average during the applicable periods.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable.
The Board noted that BlackRock Liquid Federal Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers.
The Board noted that TempCash’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the pertinent Fund’s Expense Peers.
The Board noted that each of Treasury Trust Fund’s, T-Fund’s and Fed Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the pertinent Fund’s Expense Peers.
The Board noted that New York Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and fourth quartiles, respectively. relative to the Fund’s Expense Peers.
The Board noted that TempFund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that each of California Money Fund’s and MuniCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the pertinent Fund’s Expense Peers.
The Board further noted that each of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board also noted that each of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of such Funds increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of such Funds decrease below certain contractually specified levels.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreement between the Manager and the pertinent Sub-Advisor with respect to TempFund and TempCash, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the
Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information
2023
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 169 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof from 2018 to 2022; Advisory Board Member,
Bridges Fund Management since 2016; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 169 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College from 2006 to 2023;
Chief Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 169 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 169 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Pioneer Legal Institute since 2023; Director, Charles
Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer,
Harvard Business School from 2008 to 2021; FMR LLC/Fidelity
Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and General
Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 169 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 169 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 28 RICs consisting of 169 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; President and Trustee, the Center for the Arts, Jackson
Hole from 2011 to 2018; Member of the Board and Investment
Committee, University School from 2007 to 2018; Member of
Affordable Housing Supply Board of Jackson, Wyoming since
2017; Member, Investment Funds Committee, State of Wyoming
since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from
2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since 2014.
28 RICs consisting of 169 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 169 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of Neon
Liberty Capital Management, LLC since 2003; Chief Operating
Officer and Chief Financial Officer of Liberty Square Asset
Management, LP from 1998 to 2015; Director, Boston Hedge
Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015.; Director, Woodstock
Ski Runners from 2013 to 2022.
28 RICs consisting of 169 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 273 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 275 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7450.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Roland Villacorta
1971
Vice President
(Since 2022)
Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending
within BlackRock's Portfolio Management Group since 2022; Member of BlackRock's Global Operating Committee since
2022; Head of Portfolio Management in BlackRock's Financial Markets Advisory Group within BlackRock Solutions from
2008 to 2015; Co-Head of BlackRock Solutions' Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed
Income within BlackRock's Risk & Quantitative Analysis Group.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information
2023
BlackRock Annual Report to Shareholders

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Funds' reports on Form N-MFP are available on the SEC’s website at sec.gov . Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7450 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash and TempFund.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
COP Certificates of Participation
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
2023
BlackRock Annual Report to Shareholders
The following applies to TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following applies to BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
BRLF-10/23-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Federal Trust Fund	$26,214	$25,194	$8,000	$8,044	$9,900	$9,500	$407	$431
California Money Fund	$28,356	$27,234	$0	$44	$10,900	$10,500	$407	$431
FedFund	$32,640	$31,416	$8,000	$44	$9,900	$9,500	$407	$431
MuniCash	$28,356	$27,234	$0	$44	$10,900	$10,500	$407	$431
New York Money Fund	$28,356	$27,234	$0	$44	$10,900	$10,500	$407	$431
TempCash	$28,356	$27,234	$2,000	$44	$9,900	$9,500	$407	$431
TempFund	$27,030	$26,010	$0	$4,044	$9,900	$9,500	$407	$431
T-Fund	$31,416	$30,192	$0	$44	$9,900	$9,500	$407	$431
Treasury Trust Fund	$26,214	$25,194	$0	$44	$9,900	$9,500	$407	$431

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Federal Trust Fund	$10,307	$17,975
California Money Fund	$11,307	$10,975
FedFund	$10,307	$9,975
MuniCash	$11,307	$10,975
New York Money Fund	$11,307	$10,975
TempCash	$10,307	$9,975
TempFund	$10,307	$13,975
T-Fund	$10,307	$9,975
Treasury Trust Fund	$10,307	$9,975

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 21, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: December 21, 2023